                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                          Fixed Income III Portfolio
                            High Yield II Portfolio

                                 P.O. Box 2798
                       Boston, Massachusetts 02208-2798
                                (800) 548-7786

                    MORGAN STANLEY INSTITUTIONAL FUND TRUST
                    Special Purpose Fixed Income Portfolio

                               One Tower Bridge
                         100 Front Street, Suite 1100
                       West Conshohocken, PA 19428-2881
                                (800) 548-7786

                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                            TO BE HELD MAY 15, 2002

   Notice is hereby given of a Special Joint Meeting of Shareholders of the Fixed Income III Portfolio (the "Fixed Income III Fund"), the High Yield II Portfolio (the "High Yield II Fund"), each a portfolio of the Morgan Stanley Institutional Fund, Inc. (the "Company"), and the Special Purpose Fixed Income Portfolio (the "Special Purpose Fund"), a portfolio of Morgan Stanley Institutional Fund Trust (the "Trust") (separately referred to as "your Fund" and collectively referred to as "the Funds"), to be held in the offices of Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, 5th Floor, Conference Room 1A, New York, NY, at 8:30 A.M., New York time, on May 15, 2002, and any adjournments thereof (the "Meeting"), for the following purposes:

    1. To consider and vote upon an Agreement and Plan of Reorganization for your Fund pursuant to which substantially all of the assets of:

          For Fixed Income III Fund shareholders only:

          (i) Fixed Income III Fund will be combined with the assets of the Investment Grade Fixed Income Portfolio of the Trust (the "Investment Grade Fund"), in exchange for shares of the Investment Grade Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the Investment Grade Fund.

          For High Yield II Fund shareholders only:

         (ii) High Yield II Fund will be combined with the assets of the High Yield Portfolio of the Trust (the "High Yield Fund"), in exchange for shares of the High Yield Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the High Yield Fund.

          For Special Purpose Fund shareholders only:

        (iii) Special Purpose Fund will be combined with the assets of the Core Plus Fixed Income Portfolio of the Trust (the "Core Plus Fund"), in exchange for shares of the Core Plus Fund. Shareholders of the Special Purpose Fund will receive Institutional Class shares of the Core Plus Fund; and

    2. To act upon such other matters as may properly come before the Meeting.

   The Reorganizations are more fully described in the accompanying Proxy Statement and Prospectus and in the Form of Reorganization Agreement attached thereto. Shareholders of record at the close of business on February 19, 2002 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet

(as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. The Board of Directors of the Company and the Board of Trustees of the Trust recommend that you vote in favor of the Reorganization of your Fund. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                          By Order of the Boards,

                                          MARY E. MULLIN
                                          Secretary
                                          Morgan Stanley Institutional Fund,
                                            Inc.
                                          Morgan Stanley Institutional Fund
                                            Trust

March 25, 2002

 You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy. If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum be represented at the Meeting. The enclosed envelope requires no postage if mailed in the United States. As discussed in the enclosed Proxy Statement, certain Shareholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following the instructions on their proxy cards.

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                          Fixed Income III Portfolio
                            High Yield II Portfolio

                                 P.O. Box 2798
                       Boston, Massachusetts 02208-2798
                                (800) 548-7786

                    MORGAN STANLEY INSTITUTIONAL FUND TRUST
                    Special Purpose Fixed Income Portfolio

                               One Tower Bridge
                         100 Front Street, Suite 1100
                       West Conshohocken, PA 19428-2881
                                (800) 548-7786

   This Proxy Statement and Prospectus is being furnished to shareholders of the Fixed Income III Portfolio (the "Fixed Income III Fund"), the High Yield II Portfolio (the "High Yield II Fund"), each a portfolio of the Morgan Stanley Institutional Fund, Inc. (the "Company"), and the Special Purpose Fixed Income Portfolio (the "Special Purpose Fund"), a portfolio of Morgan Stanley Institutional Fund Trust (the "Trust") (separately referred to as "a Fund" or "your Fund", and collectively referred to as "the Funds" or "the Target Funds"), in connection with an Agreement and Plan of Reorganization for each Fund, dated January 23, 2002 (the "Reorganization Agreement"), a form of which is attached hereto as Exhibit A. Pursuant to the Reorganization Agreements, substantially all of the assets of:

    1. Fixed Income III Fund will be combined with the assets of the Investment Grade Fixed Income Portfolio of the Trust (the "Investment Grade Fund"), in exchange for shares of the Investment Grade Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the Investment Grade Fund.

    2. High Yield II Fund will be combined with the assets of the High Yield Portfolio of the Trust (the "High Yield Fund"), in exchange for shares of the High Yield Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the High Yield Fund.

    3. Special Purpose Fund will be combined with the assets of the Core Plus Fixed Income Portfolio of the Trust (the "Core Plus Fund"), in exchange for shares of the Core Plus Fund. Shareholders of the Special Purpose Fund will receive Institutional Class shares of the Core Plus Fund.

   Each of the three surviving funds is separately referred to as "an Acquiring Fund", and collectively they are referred to as "the Acquiring Funds". As a result of the Reorganization of your Fund, you will become a shareholder of your Fund's respective Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the value of your holdings in your Fund (the "Reorganizations").

   The Acquiring Funds are each portfolios of the Trust, a mutual fund consisting of 29 portfolios. The investment objective of each Acquiring Fund is to seek above-average total return over a market cycle of three to five years. For a more detailed description of the investment objective of each Acquiring Fund see "Comparison of Investment Objectives, Policies and Restrictions" below.

   This Proxy Statement and Prospectus sets forth concisely information about the Acquiring Funds that shareholders of the Target Funds should know before voting on the Reorganization Agreement of their Fund. This Proxy Statement and Prospectus also constitutes a Prospectus of each Acquiring Fund. A copy of the Prospectus for each Acquiring Fund (and for the Special Purpose Fund) dated January 31, 2002, and a copy of the Annual Report for each Acquiring Fund (and for the Special Purpose Fund) for the fiscal year ended September 30, 2001 are attached as Exhibits C and D, respectively, and are incorporated herein by reference. A Statement of Additional Information relating to the Reorganizations described in this Proxy Statement and Prospectus dated March 25, 2002 has been filed with the Securities and Exchange Commission (the "SEC") and is also incorporated herein by reference. Also incorporated herein by reference are the Prospectuses of the Fixed Income III Fund and the High Yield II Fund dated May 1, 2001, and the Annual Report dated December 31, 2001 of the Fixed Income III Fund and the High Yield II Fund. Copies of such documents, including the Statement of Additional Information, can be obtained without charge by calling (800) 548-7786.

   Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                            Page
                                                                                            ----

INTRODUCTION...............................................................................   1
   General.................................................................................   1
   Record Date; Share Information..........................................................   2
   Proxies.................................................................................   2
   The Proxy Solicitation Process..........................................................   3
   Vote Required...........................................................................   3

SYNOPSIS...................................................................................   4
   The Reorganizations.....................................................................   4
   Fee Tables/Examples.....................................................................   5
       I)  Reorganization of the Fixed Income III Fund into the Investment Grade Fund:.....   5
       II)  Reorganization of the High Yield II Fund into the High Yield Fund:.............   6
       III)  Reorganization of the Special Purpose Fund into the Core Plus Fund:...........   7
   Tax Consequences of the Reorganizations.................................................   7
   Comparison of the Target Fund and the Acquiring Fund....................................   7
       I)  Fixed Income III Fund vs. Investment Grade Fund:................................   7
       II)  High Yield II Fund vs. High Yield Fund:........................................   9
       III)  Special Purpose Fund vs. Core Plus Fund:......................................  12

THE REORGANIZATIONS........................................................................  14
   The Boards' Considerations..............................................................  14
       I)  Reorganization of the Fixed Income III Fund:....................................  14
       II)  Reorganization of the High Yield II Fund:......................................  14
       III)  Reorganization of the Special Purpose Fund:...................................  15
       IV)  The Board of the Acquiring Funds:..............................................  15
   The Reorganization Agreements...........................................................  15
   Tax Aspects of the Reorganizations......................................................  17
   Description of Shares...................................................................  19
   Capitalization Tables (unaudited).......................................................  19
   Appraisal Rights........................................................................  20

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.............................  21
       I)  Fixed Income III Fund vs. Investment Grade Fund:................................  21
       II)  High Yield II Fund vs. High Yield Fund:........................................  22
       III)  Special Purpose Fund vs. Core Plus Fund:......................................  23

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING
  FUNDS....................................................................................  25
   General.................................................................................  25
   Financial Information...................................................................  25
   Management..............................................................................  25
   Description of Securities and Shareholder Inquiries.....................................  25
   Dividends, Distributions and Taxes......................................................  25
   Purchases, Repurchases and Redemptions..................................................  25

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE................................................  25

FINANCIAL STATEMENTS AND EXPERTS...........................................................  26


                             TABLE OF CONTENTS
                                  (cont'd)
                                                                             Page
                                                                             ----

LEGAL MATTERS...............................................................  26

AVAILABLE INFORMATION.......................................................  26

OTHER BUSINESS..............................................................  27

Exhibit A - Form of Agreement and Plan of Reorganization

Exhibit B - Control Persons and Ownership of Officers and Trustees/Directors

Exhibit C - Prospectuses of the Acquiring Funds

Exhibit D - Annual Report of the Acquiring Funds

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                          Fixed Income III Portfolio
                            High Yield II Portfolio

                                 P.O. Box 2798
                       Boston, Massachusetts 02208-2798
                                (800) 548-7786

                    MORGAN STANLEY INSTITUTIONAL FUND TRUST
                    Special Purpose Fixed Income Portfolio

                               One Tower Bridge
                         100 Front Street, Suite 1100
                       West Conshohocken, PA 19428-2881
                                (800) 548-7786

                        PROXY STATEMENT AND PROSPECTUS

                     Special Joint Meeting of Shareholders
                          to be held on May 15, 2002

                                 INTRODUCTION

General

   This Proxy Statement and Prospectus is being furnished to the shareholders of the Fixed Income III Portfolio (the "Fixed Income III Fund"), the High Yield II Portfolio (the "High Yield II Fund"), each a portfolio of the Morgan Stanley Institutional Fund, Inc. (the "Company"), and the Special Purpose Fixed Income Portfolio (the "Special Purpose Fund"), a portfolio of Morgan Stanley Institutional Fund Trust (the "Trust") (separately referred to as "a Fund" or "your Fund", and collectively referred to as "the Funds" or "the Target Funds"), in connection with the solicitation by the Board of Directors of the Company and the Board of Trustees of the Trust (the "Boards") of proxies to be used at the Special Joint Meeting of Shareholders to be held in the offices of Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, 5th Floor, Conference Room 1A, New York, NY, at 8:30 A.M., New York time, on May 15, 2002, and any adjournments thereof (the "Meeting"). It is expected that the mailing of the Proxy Statement and Prospectus will be made on or about March 26, 2002.

   At the Meeting, each Target Fund's shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization for its Fund, dated January 23, 2002 (the "Reorganization Agreement"). Pursuant to the Reorganization Agreements, substantially all of the assets of:

    1. Fixed Income III Fund will be combined with the assets of the Investment Grade Fixed Income Portfolio of the Trust (the "Investment Grade Fund"), in exchange for shares of the Investment Grade Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the Investment Grade Fund.

    2. High Yield II Fund will be combined with the assets of the High Yield Portfolio of the Trust (the "High Yield Fund"), in exchange for shares of the High Yield Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the High Yield Fund.

    3. Special Purpose Fund will be combined with the assets of the Core Plus Fixed Income Portfolio of the Trust (the "Core Plus Fund"), in exchange for shares of the Core Plus Fund. Shareholders of the Special Purpose Fund will receive Institutional Class shares of the Core Plus Fund.

   Each of the three surviving funds is separately referred to as "an Acquiring Fund", and collectively they are referred to as "the Acquiring Funds". As a result of the Reorganization of your Fund, you will become a shareholder of your Fund's respective Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the value of your holdings in your Fund (the "Reorganizations").

   The terms and conditions of these transactions are more fully described in this Proxy Statement and Prospectus and in the form of Reorganization Agreement attached hereto as Exhibit A. The shares to be issued by the Acquiring Funds pursuant to the Reorganizations will be issued at net asset value.

Record Date; Share Information

   The Boards have fixed the close of business on February 19, 2002 as the record date (the "Record Date") for the determination of the shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were 21,889,453.572 Class A shares of the Fixed Income III Fund, 224,162.803 Class B shares of the Fixed Income III Fund, 15,356,865.678 Class A shares of the High Yield II Fund, 1,898,065.304 Class B shares of the High Yield Fund and 23,335,889.659 shares of the Special Purpose Fund issued and outstanding. Shareholders on the Record Date are entitled to one vote per share on each matter relevant to their Fund submitted to a vote at the Meeting. For the Fixed Income III Fund and the High Yield II Fund, a majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting. For the Special Purpose Fund, 40% of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

   For information regarding the more than 5% shareholders of each Target Fund and each Acquiring Fund, and the ownership of the officers and Directors/Trustees of each Target Fund and each Acquiring Fund see Exhibit B attached hereto.

Proxies

   The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization of your Fund unless a choice is indicated to vote against or to abstain from voting on the Reorganization of your Fund. The Boards know of no business, other than that set forth in the Notice of Special Joint Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. For purposes of determining whether a quorum is present at the Meeting, abstentions and, if applicable, broker "non-votes" will be treated as shares that are present, but which have not been voted. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization of your Fund. The proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of your Fund; (ii) attending the Meeting and voting in person; or
(iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.

   In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization of your Fund is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of the Target Fund present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment for those proxies which they are entitled to vote in favor of the Reorganization of your Fund, and will vote against any such adjournment for those proxies required to be voted against the Reorganization of your Fund.

The Proxy Solicitation Process

   All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne equally by the Target Funds, and are expected to be approximately $165,000. The Target Funds and the Acquiring Funds will each bear all of their respective other expenses associated with the Reorganization of the Funds. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of your Fund, and officers and regular employees of Morgan Stanley Investment Management Inc. ("MSIM") on behalf of the Company, and Morgan Stanley Investments LP ("MSI") on behalf of the Trust, personally or by telephone, telegraph or otherwise, without compensation therefor. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares and to obtain authorization for the execution of proxies.

   Shareholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions included with the proxy card accompanying this Proxy Statement and Prospectus. To vote by touchtone telephone, Shareholders can call the toll-free number 1-800-597-7836. To vote by Internet, shareholders can go to http://vote.proxy-direct.com, enter the 14 digit control number included with your proxy card, and follow the recorded or on-screen directions. Do not mail your proxy card when you vote by phone or Internet.

   In certain instances, MSIM or MSI may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on the Reorganization of their Fund other than to refer to the recommendation of the Board. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by the Shareholder.

Vote Required

   Shareholders of each Fund will vote separately on the approval of the Reorganization Agreement for their Fund. Approval of the Reorganization Agreement for the Fixed Income III Fund and the High Yield II Fund requires the affirmative vote of a majority (i.e., more than 50%) of the shares of the Fund represented in person or by proxy and entitled to vote at the Meeting, provided a quorum is present at the Meeting. Approval of the Reorganization Agreement for the Special Purpose Fund requires the affirmative vote of either (a) 67% or more of the shares of the Fund represented in person or by proxy and entitled to vote at the meeting if 50% or more of the outstanding shares are present at the meeting; or (b) more than 50% of the outstanding shares entitled to vote at the meeting whichever is less, provided a quorum is present at the meeting. If the Reorganization of your Fund is not approved by the Shareholders of your Fund, the Reorganization may nevertheless proceed with respect to the other Funds, and your Fund will continue in existence and the Board will consider alternative actions.

                                   SYNOPSIS

   The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the Acquiring Funds Prospectuses, which are attached to this Proxy Statement and Prospectus as Exhibit C and incorporated herein by reference.

The Reorganizations

   The Reorganization Agreement for each Target Fund provides that substantially all of the assets of:

    1. Fixed Income III Fund will be combined with the assets of the Investment Grade Fund, subject to stated liabilities, in exchange for shares of the Investment Grade Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the Investment Grade Fund.

    2. High Yield II Fund will be combined with the assets of the High Yield Fund, subject to stated liabilities, in exchange for shares of the High Yield Fund. Class A shares will receive Institutional Class shares, and Class B shares will receive Adviser Class shares, respectively, of the High Yield Fund.

    3. Special Purpose Fund will be combined with the assets of the Core Plus Fund, subject to stated liabilities, in exchange for shares of the Core Plus Fund. Shareholders of the Special Purpose Fund will receive Institutional Class shares of the Core Plus Fund.

   The aggregate net asset value of the Acquiring Fund shares issued in these exchanges will equal the aggregate value of the net assets of your Fund received by the Acquiring Fund. On or after the closing date scheduled for the Reorganization of your Fund (the "Closing Date"), your Fund will distribute to you the Acquiring Fund shares received by your Fund as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of your Fund and your Fund will thereafter be liquidated. As a result of the Reorganization of your Fund, each Shareholder of your Fund will receive that number of full and fractional shares of the Acquiring Fund equal in value to such Shareholder's pro rata interest in the net assets of your Fund transferred to the Acquiring Fund. Accordingly, as a result of the Reorganization of your Fund, you will become a holder of the shares of the relevant Acquiring Fund. Shareholders holding their shares in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of the relevant Acquiring Fund; however, such Shareholders will not be able to redeem, transfer or exchange the Acquiring Fund shares received until the old certificates have been surrendered. Your Board has determined that the interests of the Shareholders of your Fund will not be diluted as a result of the Reorganization of your Fund.

   At least one but not more than 20 business days prior to the Valuation Date, the Target Fund will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of the Target Fund investment company taxable income for all periods since the inception of the Target Fund through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of the Target Fund's net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

   For the reasons set forth below under "The Reorganization--The Board's Consideration," the Boards, including the Trustees/Directors who are not "interested persons" of the Company/Trust, on behalf of your Fund ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that the Reorganization of your Fund is in the best interests of your Fund and its Shareholders and recommend approval of the Reorganization of your Fund.

Fee Tables/Examples

   Your Fund and the Acquiring Funds each pay expenses for management of their assets and other services, and those expenses are reflected in the net asset value per share of each fund. The following tables briefly describe the fees and expenses that a Shareholder of your Fund and a Shareholder of the relevant Acquiring Fund may pay if they buy and hold shares of each respective fund. The tables also set forth pro-forma fees for the surviving combined fund (the relevant Acquiring Fund) assuming consummation of the Reorganizations.

I)  Reorganization of the Fixed Income III Fund into the Investment Grade Fund:

Shareholder Fees--None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                       Fixed Income III      Investment Grade       Investment Grade Fund
                           Fund (1)              Fund (2)           Pro Forma Combined (3)
                       ----------------- ------------------------- -------------------------
Management Fees....... Class A .350%     Institutional Class .375% Institutional Class .375%
                       Class B .350%     Adviser Class .375%       Adviser Class .375%
Distribution and
  Service (12b-1) Fees Class A--%        Institutional Class--%    Institutional Class--%
                       Class B (5) .250% Adviser Class--% (6)      Adviser Class (5) .250%

Other Expenses........ Class A .210%     Institutional Class .125% Institutional Class .115%
                       Class B .210%     Adviser Class--%          Adviser Class .115%
Total Annual Fund
  Operating Expenses.. Class A (4) .560% Institutional Class .500% Institutional Class .490%
                       Class B (4) .710% Adviser Class--%          Adviser Class .640%

--------
(1) Based on expenses paid for the fiscal year ended December 31, 2001.
(2) Based on expenses paid for the fiscal year ended September 30, 2001.
(3) Reflects what the expenses would have been on September 30, 2001 if the Reorganization had been consummated twelve months prior to that date.
(4) Pursuant to a voluntary expense cap which may be lifted at any time, actual operating expenses of Class A and Class B shares were 0.45% and .60%, respectively.
(5) Morgan Stanley & Co. Incorporated currently waives .10% of the .25% distribution fee it is entitled to receive with respect to Class B Shares of Fixed Income III Fund. This waiver is voluntary and may be lifted at any time. If the Reorganization is consummated, Morgan Stanley Distribution, Inc. has similarly agreed to waive .10% of the .25% distribution fee it is entitled to receive with respect to Adviser Class Shares of Investment Grade Fund.
(6) The Adviser Class of the Investment Grade Fund is not operational as of September 30, 2001 but will commence operations upon the consummation of the Reorganization.

Example

   To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either the Fixed Income III Fund or the Investment Grade Fund or the new combined fund, that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a Shareholder's actual costs may be higher or lower, the table below shows a Shareholder's costs at the end of each period based on these assumptions whether a Shareholder sold or held his shares at the end of each period.

                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
 Fixed Income III Fund (Class A)..............  $57    $179    $313     $701
 Fixed Income III Fund (Class B)..............  $73    $227    $395     $883
 Investment Grade Fund (Institutional Class)..  $51    $160    $280     $628
 Investment Grade Fund (Adviser Class)........   --      --      --       --
 Pro-Forma Combined Fund (Institutional Class)  $50    $157    $274     $616
 Pro-Forma Combined Fund (Adviser Class)......  $65    $205    $357     $798

II)  Reorganization of the High Yield II Fund into the High Yield Fund:

  Shareholder Fees--None

  Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                         High Yield II        High Yield            High Yield Fund
                           Fund (1)            Fund (2)          Pro Forma Combined (3)
                         ------------- ------------------------  ----------------------
Management Fees.........                                           Institutional Class
                         Class A .375% Institutional Class .450%   .450%
                                                                   Adviser Class
                         Class B .375% Adviser Class .450%         .450%
Distribution and Service                                           Institutional
  (12b-1) Fees.......... Class A--%    Institutional Class--%      Class--%
                                                                   Adviser Class
                         Class B .250% Adviser Class .250%         .250%
Other Expenses..........                                           Institutional Class
                         Class A .275% Institutional Class .110%   .120%
                                                                   Adviser Class
                         Class B .275% Adviser Class .110%         .120%
Total Annual Fund                                                  Institutional Class
  Operating Expenses.... Class A .650% Institutional Class .560%   .570%
                                                                   Adviser Class
                         Class B .900% Adviser Class .810%         .820%

--------
(1) Based on expenses paid for the fiscal year ended December 31, 2001.
(2) Based on expenses paid for the fiscal year ended September 30, 2001.
(3) Reflects what the expenses would have been on September 30, 2001 if the Reorganization had been consummated twelve months prior to that date.

Example

   To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either the High Yield II Fund or the High Yield Fund or the new combined fund, that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a Shareholder's actual costs may be higher or lower, the table below shows a Shareholder's costs at the end of each period based on these assumptions whether a Shareholder sold or held his shares at the end of each period.

                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
 High Yield II Fund (Class A).................  $66    $208    $362    $  810
 High Yield II Fund (Class B).................  $92    $287    $498    $1,108
 High Yield Fund (Institutional Class)........  $57    $179    $313    $  701
 High Yield Fund (Adviser Class)..............  $83    $259    $450    $1,002
 Pro-Forma Combined Fund (Institutional Class)  $58    $183    $318    $  714
 Pro-Forma Combined Fund (Adviser Class)......  $84    $262    $455    $1,014

III)  Reorganization of the Special Purpose Fund into the Core Plus Fund:

  Shareholder Fees--None

  Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                     Special           Core Plus Fund           Core Plus Fund
                                 Purpose Fund (1) (Institutional Class) (1) Pro Forma Combined (2)
                                 ---------------- ------------------------- ----------------------
Management Fees.................       .375%                .375%                    .375%
Distribution and Service (12b-1)
  Fees..........................         --                   --                       --
Other Expenses..................       .120%                .105%                    .095%
Total Annual Fund Operating
  Expenses......................       .495%                .480%                    .470%

--------
(1) Based on expenses paid for the fiscal year ended September 30, 2001.
(2) Reflects what the expenses would have been on September 30, 2001 if the Reorganization had been consummated twelve months prior to that date.

Example

   To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either the Special Purpose Fund or the Core Plus Fund or the new combined fund, that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a Shareholder's actual costs may be higher or lower, the table below shows a Shareholder's costs at the end of each period based on these assumptions whether a Shareholder sold or held his shares at the end of each period.

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Special Purpose Fund....................  $51    $160    $280     $628
    Core Plus Fund (Institutional Class)....  $49    $154    $269     $604
    Pro-Forma Combined (Institutional Class)  $48    $151    $263     $591

Tax Consequences of the Reorganizations

   As a condition to each Reorganization, the Company on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust on behalf of the Special Purpose Fund will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that the Reorganization of each Fund will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by the Funds or the Shareholders of the Funds for federal income tax purposes as a result of the transactions included in the Reorganization of the Fund. For further information about the tax consequences of the Reorganization, see "The Reorganizations--Tax Aspects of the Reorganizations" below.

Comparison of the Target Fund and the Acquiring Fund

I)  Fixed Income III Fund vs. Investment Grade Fund:

   Investment Objectives and Policies. The Fixed Income III Fund and the Investment Grade Fund have similar investment objectives. The Fixed Income III Fund seeks to produce a high total return consistent with the preservation of capital by investing primarily in a diversified portfolio of fixed income securities. The Investment Grade Fund seeks above-average total return over a market cycle of three to five years.

   Both Funds seek to achieve their investment objectives by investing primarily in a diversified mix of dollar-denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. Both Funds ordinarily maintain an average weighted maturity in excess of five years. Under normal market conditions, both Funds invest at least 80% of their assets in fixed income securities. Both Funds invest exclusively in securities that carry an investment grade rating at the time of purchase.

   The investment objective of the Fixed Income III Fund is not fundamental and may be changed by its Board. The investment objective of the Investment Grade Fund is fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

   The investment policies of both Funds are essentially the same; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

   Investment Management and Distribution Plan Fees. The Fixed Income III Fund obtains management services from MSIM, and the Investment Grade Fund obtains management services from MSI, an investment advisory affiliate of MSIM. MSI will serve as the investment adviser of the combined fund (the Investment Grade
Fund) if the Reorganization is approved by Shareholders. With respect to the Fixed Income III Fund, the Fund pays MSIM monthly compensation calculated daily at an annual rate of 0.35% of the Fund's average daily net assets for both Class A and B shares. With respect to the Investment Grade Fund, the Fund pays MSI monthly compensation calculated daily at an annual rate of 0.375% of the Fund's average daily net assets for both the Institutional and the Adviser Classes of shares. Both the Fixed Income III Fund and the Investment Grade Fund are managed by the same portfolio management team. If the Reorganization is approved by Shareholders, this team will remain the portfolio management team for the combined fund.

   The Fixed Income III Fund obtains distribution services from Morgan Stanley & Co., and the Investment Grade Fund obtains management services from Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. will serve as the distributor of the combined fund (the Investment Grade Fund) if the Reorganization is approved by Shareholders. Both the Class B shares of the Fixed Income III Fund and the Adviser Class shares of the Investment Grade Fund have adopted a distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act whereby each class pays its distributor a distribution fee of 0.25% of the class's shares average daily net assets on an annualized basis. With respect to the Fixed Income III Fund, its distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Fund. There is no such waiver agreement in place for the Adviser Class shares of the Investment Grade Fund. However, if the Reorganization is approved, the distributor has voluntarily agreed to waive .10% of its 12b-1 fee. For further information relating to the 12b-1 fees applicable to the Investment Grade Fund, see the section entitled "Distribution of Shares" in the Trust's Statement of Additional Information.

   Other Significant Fees. Both the Fixed Income III Fund and the Investment Grade Fund pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis--Fee Tables/Example" above for the percentage of average net assets represented by such "Other Expenses."

   Purchases, Exchanges and Redemptions. Shares of both the Fixed Income III Fund and the Investment Grade Fund are sold at net asset value without an initial sales charge. Shares of both the Fixed Income III Fund and the Investment Grade Fund may be redeemed for cash without redemption or other charges at any time at the net asset value per share next determined following receipt of a redemption request.

   Shares of both the Fixed Income III Fund and the Investment Grade Fund may be exchanged for shares of other available portfolios of the Company or the Trust without the imposition of an exchange fee. Both the Fixed Income III Fund and the Investment Grade Fund provide telephone exchange privileges to their shareholders. For greater details relating to exchange privileges applicable to the Investment Grade Fund, see the section entitled "Exchange Privilege" in the relevant Trust Prospectus.

   The Fixed Income III Fund may redeem involuntarily, at net asset value, an account whose value remains below $100,000 for a continuous 60-day period due to shareholder redemptions. The Investment Grade Fund is not subject to such a limitation.

   Dividends. The policy of the Fixed Income III Fund is to distribute to Shareholders substantially all of its net investment income, if any, in the form of a monthly dividend and to distribute net realized capital gains, if any, at least annually. The policy of the Investment Grade Fund is to distribute to Shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually. In both cases, the Funds automatically reinvest all dividends and distributions in additional shares of the Funds unless the Shareholder elects to receive cash.

   Structure.   The Fixed Income III Fund is a portfolio of a Maryland
corporation. Shareholders of a Maryland corporation are not personally liable for the obligations of the company. The Investment Grade Fund is a portfolio of a Pennsylvania business trust. Under Pennsylvania law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust for the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's assets for any shareholder held personally liable for obligations of the Fund. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

   Principal Risk Factors. The principal risk factors for the Fixed Income III Fund and the Investment Grade Fund are essentially identical. The Funds are subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

   Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Funds' return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Funds' mortgage securities.

   Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Fund's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

   The Funds are subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

   The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each Fund, see "Investment Summary--Fixed Income Portfolio--Risks" and "Additional Risk Factors and Information" in the Prospectus of the Company and "Investment Summary--Fixed Income--Principal Risks" and "Investment Strategies and Related Risks" in the Trust's Prospectus attached hereto and incorporated herein by reference.

II)  High Yield II Fund vs. High Yield Fund:

   Investment Objectives and Policies. The High Yield II Fund and the High Yield Fund have similar investment objectives. The High Yield II Fund seeks to maximize total return by investing primarily in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. The High Yield Fund seeks above average total return over a market cycle of three to five years.

   Under normal circumstances, both Funds seek to achieve their investment objectives by investing at least 80% of their assets in high yield securities.

   The investment objective of the High Yield II Fund is not fundamental and may be changed by its Board. The investment objective of the High Yield Fund is fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

   The investment policies of both Funds are essentially the same; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

   Investment Management and Distribution Plan Fees. The High Yield II Fund obtains management services from MSIM, and the High Yield Fund obtains management services from MSI. MSI will serve as the investment adviser to the combined fund (the High Yield Fund) if the Reorganization is approved by Shareholders. With respect to the High Yield II Fund, the Fund pays MSIM monthly compensation calculated daily at an annual rate of 0.375% of the Fund's average daily net assets for both Class A and B shares of the Fund. With respect to the High Yield Fund, the portfolio pays MSI monthly compensation calculated daily at an annual rate of 0.45% of the Fund's average daily net assets for both of the Institutional and Adviser Classes of shares of the Fund. Both the High Yield Fund and the High Yield II Fund are managed by the same portfolio management team. If the reorganization is approved by Shareholders, this team will remain the portfolio management team for the combined fund.

   The High Yield II Fund obtains distribution services from Morgan Stanley & Co., and the High Yield Fund obtains management services from Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. will serve as the distributor of the combined fund (the High Yield Fund) if the Reorganization is approved by Shareholders. Both the Class B shares of the High Yield II Fund and the Adviser Class of shares of the High Yield Fund have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby each class pays its distributor a distribution fee of 0.25% of the class's shares average daily net assets on an annualized basis. For further information relating to the 12b-1 fees applicable to the High Yield Fund's Adviser Class shares, see the section entitled "Distribution of Shares" in the Trust's Statement of Additional Information.

   Other Significant Fees. Both the High Yield II Fund and the High Yield Fund pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis--Fee Tables/Example" above for the percentage of average net assets represented by such "Other Expenses."

   Purchases, Exchanges and Redemptions. Shares of both the High Yield II Fund and the High Yield Fund are sold at net asset value without an initial sales charge. Shares of both the High Yield II Fund and the High Yield Fund may be redeemed for cash without redemption or other charge at any time at the net asset value per share next determined following receipt of a redemption request.

   Shares of both the High Yield II Fund and the High Yield Fund may be exchanged for shares of other available portfolios of the Company or the Trust without the imposition of an exchange fee. Both the High Yield II Fund and the High Yield Fund provide telephone exchange privileges to their shareholders. For greater details relating to exchange privileges applicable to the High Yield Fund, see the section entitled "Exchange Privilege" in the relevant Trust Prospectus.

   The High Yield II Fund may redeem involuntarily, at net asset value, an account whose value remains below $100,000 for a continuous 60-day period due to shareholder redemptions. The High Yield Fund is not subject to such a limitation.

   Dividends. Both the High Yield II Fund and the High Yield Fund pay dividends from net investment income quarterly. The High Yield II Fund distributes net realized capital gains, if any, at least annually. The High

Yield Fund distributes net realized capital gains, if any, at least annually. In both cases, the Funds automatically reinvest all dividends and distributions in additional shares of the Funds at net asset value unless the Shareholder elects to receive cash.

   Structure.   The High Yield II Fund is a portfolio of a Maryland
corporation. Shareholders of a Maryland corporation are not personally liable for the obligations of the company. The High Yield Fund is a portfolio of a Pennsylvania business trust. Under Pennsylvania law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust for the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's assets for any shareholder held personally liable for obligations of the Fund. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

   Principal Risk Factors. The risk factors for both High Yield II Fund and the High Yield Fund are essentially identical. Both of the Funds are subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

   The Funds' investments in high yield securities expose them to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

   Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Funds' return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Funds' mortgage securities.

   Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Fund's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. These risks are greater in emerging market countries.

   The Funds are subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

   The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each Fund, see "Investment Summary-High Yield Portfolio-Risks" and "Additional Risk Factors and Information" in the Prospectus of the Company and "Investment Summary-High Yield-Principal Risks" and "Investment Strategies and Related Risks" in the Trust's Prospectus attached hereto and incorporated herein by reference.

III)  Special Purpose Fund vs. Core Plus Fund:

   Investment Objectives and Policies. The Special Purpose Fund and the Core Plus Fund have identical investment objectives. Both Funds seek above-average total return over a market cycle of three to five years.

   Both Funds seek to achieve their investment objectives by investing primarily in a diversified mix of dollar-denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. Both Funds ordinarily maintain an average weighted maturity in excess of five years. Under normal market conditions, both Funds invest at least 80% of their net assets in fixed income securities.

   The investment objective of both the Special Purpose Fund and the Core Plus Fund is fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

   The investment policies of both Funds are essentially the same; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

   Investment Management and Distribution Plan Fees. Both Funds obtain management services from MSI, and MSI will continue to serve as the investment adviser of the combined fund (the Core Plus Fund) if the Reorganization is approved by Shareholders. Both Funds, pay MSI monthly compensation calculated daily at an annual rate of 0.375% of the Fund's average daily net assets. Both Funds obtain distribution services from Morgan Stanley Distribution, Inc., and Morgan Stanley Distribution, Inc. will continue to serve as the distributor of the combined fund. Neither Fund imposes distribution plan fees on these classes of shares. Both Funds are managed by the same portfolio management team. If the Reorganization is approved by Shareholders, this team will remain the portfolio management team for the combined fund.

   Other Significant Fees. Both the Special Purpose Fund and the Core Plus Fund pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis--Fee Tables/Example" above for the percentage of average net assets represented by such "Other Expenses."

   Purchases, Exchanges and Redemptions. Shares of both the Special Purpose Fund and the Core Plus Fund are sold at net asset value without an initial sales charge. Shares of both the Special Purpose Fund and the Core Plus Fund may be redeemed for cash without redemption or other charges at any time at the net asset value per share next determined following receipt of a redemption request.

   Shares of the Special Purpose Fund and the Institutional Class shares of the Core Plus Fund can be exchanged for Institutional Class shares of other available portfolios of the Trust, or for Class A shares of available portfolios of the Company without the imposition of an exchange fee.

   Both the Special Purpose Fund and the Core Plus Fund provide telephone exchange privileges to their shareholders. For greater details relating to exchange privileges applicable to the Core Plus Fund, see the section entitled "Exchange Privilege" in the relevant Trust Prospectus.

   Dividends. The policy of both the Special Purpose Fund and the Core Plus Fund is to distribute to Shareholders substantially all of their net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually. In both cases, the Funds automatically reinvest all dividends and distributions in additional shares of the Funds unless the Shareholder elects to receive cash.

   Principal Risk Factors. The Funds are subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

   The Funds investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

   Mortgages securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Fund's return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund's mortgage securities.

   Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Fund's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

   The Funds are subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

   The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each fund, see "Investment Summary--Special Purpose Fixed Income Fund--Risks" and "Additional Risk Factors and Information" in the Prospectus of the Trust and "Investment Summary--Core Plus Fund--Principal Risks" and "Investment Strategies and Related Risks" in the Trust's Prospectus attached hereto and incorporated herein by reference.

                              THE REORGANIZATIONS

The Boards' Considerations

   At meetings held on January 23, 2002, the Board of Directors/Trustees of each Target Fund, including all of the Independent Directors/Trustees, unanimously approved the Reorganization of each Target Fund, and recommended its approval by shareholders of such Target Fund. In reaching this determination, each Board evaluated a variety of factors relating to (i) the economic costs and benefits to shareholders; (ii) the compatibility of the investment objectives, policies, restrictions and portfolios of each Fund; and
(iii) the tax consequences to each Fund. Particular consideration was given to the following:

I)  Reorganization of the Fixed Income III Fund:

   1. The Board noted that as a result of the Reorganization, Fixed Income III shareholders would become shareholders of a substantially larger fund with an expense ratio approximately .07% lower than the expense ratio of the Fixed Income III Fund (assuming that the Reorganization had occurred at the beginning of the Investment Grade Fund's most recent fiscal year). Although as a result of a voluntary expense cap in place for the Investment Grade Fund, the expense ratio of the combined fund would have been approximately .04% higher than the expense ratio of the Fixed Income III Fund's actual expense ratio for its most recent fiscal year, the Board viewed as significant the fact that the voluntary expense cap imposed by MSIM on the Fixed Income III Fund may be lifted at any time.

   2. The Investment Grade Fund has approximately $6.2 million of capital loss carryforwards whereas the Fixed Income III Fund has none. As a result of the Reorganization, Fixed Income III shareholders should benefit to the extent that the Investment Grade Fund's capital loss carryforwards are available to offset capital gains realized by the combined fund. See "Tax Aspects of the Reorganization" below.

   3. The Funds have substantially similar investment objectives and policies and are managed by the same team of portfolio managers.

   4. The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes, pursuant to which no gain or loss will be recognized by the Fixed Income III Fund or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

   5. Absent the Reorganization, the Fixed Income III Fund will continue to compete for investor funds with the Investment Grade Fund. The Reorganization should allow for more concentrated selling efforts which may result in additional economies of scale through an increase in sales of the combined fund to the benefit of shareholders.

II)  Reorganization of the High Yield II Fund:

   1. The Board noted that as a result of the Reorganization, High Yield II Fund shareholders would become shareholders of a larger fund with an expense ratio approximately .08% lower than that of the High Yield II Fund (assuming that the Reorganization had occurred at the beginning of the High Yield II Fund's most recent fiscal year).

   2. The Funds have substantially similar investment objectives and policies and are managed by the same team of portfolio managers.

   3. The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes, pursuant to which no gain or loss will be recognized by the High Yield II Fund or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

   4. Absent the Reorganization, the High II Yield Fund will continue to compete for investor funds with the High Yield Fund. The Reorganization should allow for more concentrated selling efforts which may result in additional economies of scale through an increase in sales of the combined fund to the benefit of shareholders.

III)  Reorganization of the Special Purpose Fund:

   1. The Board noted that as a result of the Reorganization, Special Purpose Fund shareholders would become Shareholders of a substantially larger fund with an expense ratio approximately .02% lower than that of the Special Purpose Fund (assuming that the Reorganization had occurred at the beginning of the Core Plus Fund's most recent fiscal year).

   2. The Funds have identical investment objectives, substantially similar policies, and are managed by the same team of portfolio managers.

   3. The Core Plus Fund has approximately $15.7 million of capital loss carryforwards as of September 30, 2001 and the Special Purpose Fund has none. As a result of the Reorganization, Special Purpose Fund Shareholders should benefit to the extent that the Core Plus Fund's capital loss carryforwards are available to offset capital gains realized by the combined fund. See "Tax Aspects of the Reorganization" below.

   4. The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes, pursuant to which no gain or loss will be recognized by the Special Purpose Fund or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

   5. Absent the Reorganization, the Special Purpose Fund will continue to compete for investor funds with the Core Plus Fund. The Reorganization should allow for more concentrated selling efforts which may result in additional economies of scale through an increase in sales of the combined fund to the benefit of Shareholders.

IV)  The Board of the Acquiring Funds:

   The Board of the Acquiring Funds, including a majority of the Independent Trustees, also have determined that the Reorganizations are in the best interests of each Acquiring Fund and its shareholders and that the interests of existing Shareholders will not be diluted as a result thereof. The transaction will enable the Acquiring Funds to acquire investment securities which are consistent with its investment objective without the costs attendant to the purchase of such securities in the market. In addition, like the Shareholders of the Target Funds, the shareholders of the Acquiring Funds may realize a benefit of having concentrated selling efforts on one rather than two similar funds which may result in additional economies of scale through an increase in sales. Also, the Board considered that even if the benefits enumerated above are not realized, the costs to the Acquiring Funds are sufficiently minor to warrant taking the opportunity to realize these benefits.

The Reorganization Agreements

   The terms and conditions under which the Reorganizations would be consummated, as summarized below are set forth in the Reorganization Agreements. This summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit A to this Proxy Statement and Prospectus.

   The Reorganization Agreements provide that (i) the Target Fund will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by the Target Fund as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to the Acquiring Fund on the Closing Date in exchange for the assumption by the Acquiring Fund of stated liabilities of the Target Fund, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of the Target Fund prepared by the Treasurer of the Company/Trust, on behalf of the Target Fund, as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Acquiring Fund shares; (ii) such Acquiring Fund shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) The Target Fund would be liquidated; and (iv) the outstanding shares of Target Fund would be canceled.

   The number of Acquiring Fund shares to be delivered to the Target Fund will be determined by dividing the aggregate net asset value of the shares of the Target Fund acquired by the Acquiring Fund by the net asset value per share of the shares of the Acquiring Fund; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as the Target and Acquiring Funds may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, Class A shares of the Target Fund had an aggregate net asset value (not including any Cash Reserve of the Target Fund) of $100,000. If the net asset value per share of the corresponding Institutional Class of the Acquiring Fund were $10 per share at the close of business on the Valuation Date, the number of shares of the Acquiring Fund to be issued would be 10,000 ($100,000 / $10). These 10,000 shares would be distributed to the former Class A Shareholders of the Target Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganizations.

   On the Closing Date or as soon as practicable thereafter, each Target Fund will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the respective Acquiring Fund shares it receives. Each Shareholder will receive shares of the Acquiring Fund that corresponds to the shares of Target Fund currently held by that Shareholder. The Acquiring Fund will cause its transfer agent to credit and confirm an appropriate number of Acquiring Fund shares to each Shareholder. Certificates for Acquiring Fund shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of Acquiring Fund. Shareholders who wish to receive certificates representing their Acquiring Fund shares must, after receipt of their confirmations, make a written request to the Trust's transfer agent J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, Massachusetts 02108. Shareholders of the Target Fund holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization of their Fund. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of the Acquiring Fund; however, such Shareholders will not be able to redeem, transfer or exchange the Acquiring Fund shares received until the old certificates have been surrendered.

   The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization of your Fund is contingent upon the approval of the Reorganization of your Fund by the Shareholders of your Fund and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreements and the occurrence of the events described in those Sections, certain of which may be waived by the Target Fund or the Acquiring Fund. The Reorganization Agreements may be amended in any mutually agreeable manner. All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne equally by the Target Funds, which expenses are expected to approximate $165,000. Each Target Fund and its Acquiring Fund will bear all of their respective other expenses associated with the Reorganization.

   Each Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by mutual consent of the Company, on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust, on behalf of the Special Purpose Fund and the Acquiring Funds. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by August 15, 2002, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

   Under the Reorganization Agreement, within one year after the Closing Date, the Company, on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust, on behalf of the Special Purpose Fund, shall:

either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of the Target Funds that received Acquiring Fund shares. The Target Funds shall be liquidated promptly following the distributions of shares of the Acquiring Funds to Shareholders of record of the Target Funds.

   The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization of their Fund are electing to sell their shares of their Fund (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in the corresponding Acquiring Fund shares at net asset value and without recognition of taxable gain or loss for Federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if the Target Fund recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

   Shareholders will continue to be able to redeem their shares of the Target Fund at net asset value next determined after receipt of the redemption request until the close of business on the business day next preceding the Closing Date. Redemption requests received by the Company, on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust, on behalf of the Special Purpose Fund, thereafter will be treated as requests for redemption of shares of the Investment Grade Fund, High Yield Fund or Core Plus Fund, respectively.

  Tax Aspects of the Reorganizations

   Tax Consequences of the Reorganizations to the Shareholders. The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

   As a condition to the Reorganizations, the Company, on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust on behalf of the Special Purpose Fund, will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreements and representations set forth in the Reorganization Agreements or otherwise provided by the Company, on behalf of the Fixed Income III Fund and the High Yield II Fund, and the Trust on behalf of the Special Purpose Fund and the Acquiring Funds (including a representation to the effect that Acquiring Fund has no plan or intention to sell or otherwise dispose of more than sixty-six percent of the assets of the Target Fund acquired in the Reorganizations except for dispositions made in the ordinary course of business):

   1. The transfer of the Target Fund assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund followed by the distribution by the Target Fund of the Acquiring Fund shares to Shareholders in exchange for their Target Fund shares pursuant to and in accordance with the terms of the Reorganization Agreements will constitute "reorganizations" within the meaning of Section 368(a)(1)(C) of the Code, and the Target Fund and the Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

   2. No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the stated liabilities of the Target Fund;

   3. No gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the stated liabilities or upon the distribution of the Acquiring Fund shares to Shareholders in exchange for their Target Fund shares;

   4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of the Target Fund for the Acquiring Fund shares;

      5. The aggregate tax basis for the Acquiring Fund shares received by each of the Shareholders pursuant to the Reorganizations will be the same as the aggregate tax basis of the shares in the Target Fund held by each such Shareholder immediately prior to the Reorganizations;

      6. The holding period of the Acquiring Fund shares to be received by each Shareholder will include the period during which the shares in the Target Fund surrendered in exchange therefor were held (provided such shares in the Target Fund were held as capital assets on the date of the Reorganizations);

      7. The tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets of the Target Fund immediately prior to the Reorganizations; and

      8. The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

   Shareholders should consult their tax advisors regarding the effect, if any, of the proposed transaction in light of their individual circumstances. Because the foregoing discussion only relates to the Federal income tax consequences of the proposed transaction, Shareholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed transaction.

   Tax Consequences of the Reorganizations to the Funds. Under the Code, the Reorganizations may result in limitations on the utilization of the capital loss carryovers and built-in capital losses of either the Target Fund or the Acquiring Fund. The amount of such limitations, if any, will depend on the existence and amount of a Fund's capital loss carryovers, built-in capital losses and built-in capital gains at the time of the Reorganizations. A Fund will have built-in capital gains if the fair market value of its assets on the date of the Reorganization exceeds its tax basis in such assets and a Fund will have built-in capital losses if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization.

   The Reorganization of Fixed Income III Fund into Investment Grade Fund. As of September 30, 2001, Investment Grade Fund had capital loss carryovers of approximately $6.2 million and Fixed Income III Fund had no capital loss carryovers. Investment Grade Fund's capital loss carryovers will be available to offset any capital gains recognized on the disposition of (i) assets acquired by the combined fund after the date of the Reorganization; (ii) assets of Fixed Income III Fund held by the combined fund, but only to the extent such capital gains are attributable to an increase in the value of such assets above fair market value of such assets on the date of the Reorganization; and (iii) assets of Investment Grade Fund held by the combined fund. However, the combined fund will be unable to utilize Investment Grade Fund's capital loss carryovers to offset any capital gains recognized on the disposition of Fixed Income III Fund's assets acquired in the Reorganization to the extent such capital gains are attributable to the built-in capital gains of such assets on the date of the Reorganization. As of September 30, 2001, Fixed Income III Fund had net unrealized capital gains of approximately $.8 million.

   The Reorganization of High Yield II Fund into High Yield Fund. As of September 30, 2001, High Yield II Fund had approximately $15.7 million of capital loss carryovers and approximately $54.9 million of net unrealized built-in capital losses and High Yield Fund had approximately $39.9 million of capital loss carryovers and approximately $344 million of net unrealized built-in capital losses. Under the Code, there will not be a limitation on the utilization of High Yield Fund's capital loss carryovers and recognized built-in capital losses to offset capital gains recognized by the combined fund. However, there will be a limitation on the ability of the combined fund to offset capital gains with High Yield II Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on September 30, 2001, approximately $6.3 million was the maximum amount of High Yield II Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year.

   The Reorganization of Special Purpose Fund into Core Plus Fund. As of September 30, 2001, Special Purpose Fund had no capital loss carryovers and approximately $2.3 million of net unrealized built-in capital losses and Core Plus Fund had approximately $15.7 million of capital loss carryovers and approximately $12.9 million of net unrealized built-in capital losses. Under the Code, there will not be a limitation on the ability of the combined fund to offset capital gains with Special Purpose Fund's recognized built-in capital losses or Core Plus Fund's capital loss carryovers and recognized built-in capital losses.

Description of Shares

   Institutional and Adviser Class shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreements will, when issued, be fully paid and non-assessable by the Acquiring Fund and transferable without restrictions and will have no preemptive rights.

Capitalization Tables (unaudited)

   The following tables set forth the capitalizations of the Acquiring Funds and the Target Funds as of December 31, 2001 and on a pro forma combined basis as if the Reorganization had occurred on that date:

                                                                           Net Asset
                                                                 Shares    Value Per
                                                   Net Assets  Outstanding   Share
                                                  ------------ ----------- ---------
Fixed Income III Fund:
   (Class A)..................................... $238,950,246 21,735,416   $10.99
   (Class B)..................................... $  2,848,031    259,488   $10.98
Investment Grade Fund:
   (Institutional Class)......................... $273,959,849 24,617,097   $11.13
   (Adviser Class)............................... $         --         --   $   --
Combined Fund (Investment Grade Fund) (pro forma)
   (Institutional Class)......................... $512,910,095 46,084,546   $11.13
   (Adviser Class)............................... $  2,848,031    259,488   $10.98

                                                                      Net Asset
                                                            Shares    Value Per
                                              Net Assets  Outstanding   Share
                                             ------------ ----------- ---------
 High Yield II Fund:
    (Class A)............................... $120,125,991  16,601,877   $7.24
    (Class B)............................... $ 14,002,051   1,949,223   $7.18
 High Yield Fund:
    (Institutional Class)................... $544,903,106  96,791,538   $5.63
    (Investment Class)...................... $ 10,151,503   1,800,758   $5.64
    (Adviser Class)......................... $103,993,178  18,538,414   $5.61
 Combined Fund (High Yield Fund) (pro forma)
    (Institutional Class)................... $665,029,097 118,128,304   $5.63
    (Investment Class)...................... $ 10,151,503   1,800,758   $5.64
    (Adviser Class)......................... $117,995,229  21,034,323   $5.61


                                                                      Net Asset
                                                            Shares    Value Per
                                             Net Assets   Outstanding   Share
                                           -------------- ----------- ---------
Special Purpose Fund:                      $  282,917,580  24,358,688  $11.61
Core Plus Fund:
   (Institutional Class).................. $3,929,677,684 337,944,836  $11.63
Combined Fund (Core Plus Fund) (pro forma)
   (Institutional Class).................. $4,212,595,264 362,271,369  $11.63

Appraisal Rights

   Shareholders will have no appraisal rights in connection with the Reorganization of their Fund.

        COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

I)  Fixed Income III Fund vs. Investment Grade Fund:

Investment Objectives and Policies

   The Fixed Income III Fund and the Investment Grade Fund have similar investment objectives and similar investment policies. The Fixed Income III Fund seeks to produce a high total return consistent with the preservation of capital by investing primarily in a diversified portfolio of fixed income securities. The Investment Grade Fund seeks above-average total return over a market cycle of three to five years.

   Both the Fixed Income III Fund and the Investment Grade Fund normally invest at least 80% of their assets in fixed income securities in accordance with their respective investment objectives set forth above. Both Funds seek to achieve their investment objectives by investing primarily in a diversified mix of dollar-denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. Both Funds ordinarily maintain an average weighted maturity in excess of five years.

   Both the Fixed Income III Fund and the Investment Grade Fund employ a value approach toward fixed income investing. The Fund's investment management teams seek to identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. Fixed income securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed.

   Both the Fixed Income III Fund and the Investment Grade Fund may invest over 50% of their assets in mortgage related securities. Mortgage related securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

   The Fixed Income III Fund may invest up to 15% of its assets in fixed income securities denominated in foreign currencies. The Investment Grade Fund can also invests in fixed income securities denominated in foreign currencies, but does not have a 15% limit on such investments.

   Both the Fixed Income III Fund and the Investment Grade Fund may take temporary "defensive" positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market conditions.

   Both the Fixed Income III Fund and the Investment Grade Fund may (i) purchase securities on a when-issued or delayed delivery basis, (ii) purchase or sell securities on a forward commitment basis, (iii) purchase municipal obligations, (iv) enter into repurchase agreements subject to certain procedures designed to minimize risks associated with such agreements, (v) invest in zero coupon securities, (vi) lend their portfolio securities and
(vii) enter into options and futures transactions.

   The investment objective of the Fixed Income III Fund is not fundamental and can be changed by its Board. The investment objective of the Investment Grade Fund is fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

   The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the Funds. For a more complete discussion of each Fund's policies, see the Prospectus and Statement of Additional Information for each Fund.

Investment Restrictions

   The investment restrictions adopted by the Fixed Income III Fund and the Investment Grade Fund as fundamental policies are substantially similar and are summarized in their respective Statements of Additional Information.

   A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act. The material differences are as follows: (a) as a fundamental policy the Investment Grade Fund may not make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in its Prospectus) that are publicly distributed;
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC there under. This is a non-fundamental policy for the Fixed Income III Fund; (b) as a fundamental policy the Investment Grade Fund may not borrow money, except (i) from banks for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including amount borrowed) less liabilities (other than borrowings). The Fixed Income III Fund has a non-fundamental policy which limits Fund borrowings to 10% of the Fund's total assets.

II)  High Yield II Fund vs. High Yield Fund:

Investment Objectives and Policies

   High Yield II Fund and High Yield Fund have similar investment objectives and investment policies. High Yield II Fund seeks to maximize total return by investing primarily in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield Fund seeks above average total return over a market cycle of three to five years.

   Both High Yield II Fund and High Yield Fund normally invest at least 80% of their assets in high yield securities. Both High Yield II Fund and High Yield Fund may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Funds may invest to a limited extent in foreign fixed income securities, including emerging market securities. High Yield Fund generally maintains an average weighted maturity in excess of five years although there is no minimum or maximum maturity for any individual security. The Funds may also invest in futures, swaps and other derivatives.

   The management teams of both the High Yield II Fund and the High Yield Fund use equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Funds' overall structure, sector allocation and desired maturity. The Funds' investment management teams emphasize securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values.

   Both High Yield II Fund and High Yield Fund may take temporary "defensive" positions that are inconsistent with each Fund's principal investment strategies in attempting to respond to adverse market conditions in which any amount of their respective assets may be invested without limit in certain short- and medium-term fixed income securities.

   Both High Yield II Fund and High Yield Fund may (i) purchase securities on a when-issued or delayed delivery basis, (ii) purchase or sell securities on a forward commitment basis, (iii) purchase municipals, (iv) enter into repurchase agreements subject to certain procedures designed to minimize risks associated with such agreements, (v) invest in zero coupon securities, (vi) lend their portfolio securities and (vii) enter into options and futures transactions.

   The investment objective of the High Yield II Fund is not fundamental and can be changed by its Board. The investment objective of the High Yield Fund is fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

   The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the Funds. For a more complete discussion of each Fund's policies, see the Prospectus and Statement of Additional Information for each Fund.

Investment Restrictions

   The investment restrictions adopted by High Yield II Fund and High Yield Fund as fundamental policies are substantially similar and are summarized in their respective Statements of Additional Information.

   A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a portfolio, as defined in the 1940 Act. The material differences are as follows: (a) High Yield II Fund may not write or acquire options or interests in oil, gas or other mineral exploration or development programs; the High Yield Fund has no such investment restriction; (b) as a fundamental policy the High Yield Fund may not make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in its Prospectus) that are publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC there under. This is a non-fundamental policy for the High Yield II Fund; (c) as a fundamental policy the High Yield II Fund may not borrow money, except (i) from banks for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including amount borrowed) less liabilities (other than borrowings). This is a non-fundamental policy of the High Yield Fund.

III)  Special Purpose Fund vs. Core Plus Fund:

Investment Objectives and Policies

   The Special Purpose Fund and the Core Plus Fund have identical investment objectives and policies. Both Funds seek above-average total return over a market cycle of three to five years.

   Both the Special Purpose Fund and the Core Plus Fund normally invest at least 80% of their assets in fixed income securities in accordance with their investment objectives set forth above. Both Funds seek to achieve their investment objective by investing primarily in a diversified mix of dollar-denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. Both Funds ordinarily maintain an average weighted maturity in excess of five years.

   Both the Special Purpose Fund and the Core Plus Fund employ a value approach toward fixed income investing. The Fund's investment management teams seek to identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. Fixed income securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed.

   Both the Special Purpose Fund and the Core Plus Fund may invest over 50% of their assets in mortgage related securities. Mortgage related securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

   Both the Special Purpose Fund and the Core Plus Fund invest in high yield securities which expose the Funds to a substantial degree of credit risk. High yield securities include fixed income securities rated below the four highest rating categories at the time of purchase and unrated securities considered my the management teams to be of equivalent quality. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

   Both the Special Purpose Fund and the Core Plus Fund may take temporary "defensive" positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market conditions.

   Both the Special Purpose Fund and the Core Plus Fund may (i) purchase securities on a when-issued or delayed delivery basis, (ii) purchase or sell securities on a forward commitment basis, (iii) purchase municipals, (iv) enter into repurchase agreements subject to certain procedures designed to minimize risks associated with such agreements, (v) invest in zero coupon securities,
(vi) lend their portfolio securities and (vii) enter into options and futures transactions.

   The investment objectives of both the Special Purpose Fund and the Core Plus Fund are fundamental and cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

   The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the Funds. For a more complete discussion of each Fund's policies, see the Prospectus and Statement of Additional Informaton for each Fund.

Investment Restrictions

   The investment restrictions adopted by the Special Purpose Fund and the Core Plus Fund as fundamental policies are identical and are summarized in the Trust's Statement of Additional Information.

   A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act. There are no material differences between the fundamental policies of the Special Purpose Fund and the Core Plus Fund.

                 ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS
                            AND THE ACQUIRING FUNDS

General

   For a discussion of the organization and operation of the Funds, see "Fund Management" and the applicable "Investment Summary" in their respective Prospectuses.

Financial Information

   For certain financial information about the Funds, see "Financial Highlights" in their respective Prospectuses.

Management

   For information about the respective Investment Adviser, and the Distributor of the Funds, see "Fund Management" in their respective Prospectuses.

Description of Securities and Shareholder Inquiries

   For a description of the nature and most significant attributes of shares of the Funds, see "General Information" in their respective Statements of Additional Information.

Dividends, Distributions and Taxes

   For a discussion of the Funds' policies with respect to dividends, distributions and taxes, see "Dividends and Distributions" and "Taxes" in their respective Prospectuses as well as the discussion herein under "Synopsis-- Purchases, Exchanges and Redemptions."

Purchases, Repurchases and Redemptions

   For a discussion of how the Funds' shares may be purchased and redeemed, see "Shareholder Information" or "General Shareholder Information" in their respective Prospectuses.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   For a discussion of the Acquiring Funds' performance, and the performance of the Special Purpose Fund, see management's letter to shareholders in the Trust's Annual Report for its fiscal year ended September 30, 2001 accompanying this Proxy Statement and Prospectus. For a discussion of the performance of the Fixed Income III Fund and the High Yield II Fund, see management's letter to Shareholders in the Company's Annual Report for its fiscal year ended December 31, 2001.

                       FINANCIAL STATEMENTS AND EXPERTS

   The financial statements of the Fixed Income III and the High Yield II Funds, for the fiscal year ended December 31, 2001, that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by Ernst & Young LLP, independent accountants. The financial statements have been incorporated by reference in reliance upon such reports given upon the authority of Ernst & Young LLP as experts in accounting and auditing.

   The financial statements of the Special Purpose Fixed Income Portfolio and the Acquiring Funds, for the year ended September 30, 2001, that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by Deloitte & Touche LLP, independent accountants. The financial statements have been incorporated by reference in reliance upon such reports given upon the authority of Deloitte & Touche LLP as experts in accounting and auditing.

                                 LEGAL MATTERS

   Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Mayer, Brown, Rowe & Maw, New York, New York. Such firm will rely on Pennsylvania counsel as to matters of Pennsylvania law.

                             AVAILABLE INFORMATION

   A copy of the Prospectus for each Acquiring Fund (and for the Special Purpose Fund) dated January 31, 2002, and a copy of the Annual Report for each Acquiring Fund (and for the Special Purpose Fund) for the fiscal year ended September 30, 2001 are attached as Exhibits C and D, respectively, and are incorporated by reference herein. A Statement of Additional Information relating to the Reorganizations described in this Proxy Statement and Prospectus dated March 25, 2002 has been filed with the Securities and Exchange Commission (the "SEC") and is also incorporated herein by reference. Also incorporated by reference herein are the Prospectuses of the Fixed Income III Fund and the High Yield II Fund dated May 1, 2001, and the Annual Report dated December 31, 2001 of the Fixed Income III Fund and the High Yield II Fund. Copies of such documents, including the Statement of Additional Information, can be obtained without charge by calling (800) 548-7786.

   The Company and the Trust are required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about the Company and the Trust. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC, 450 Fifth Street, N.W. Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. You may call the SEC at (202) 942-8090 for information on the operation of the Public Reference Room.

                                OTHER BUSINESS

   Management of the Target Funds knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                                          By Order of the Boards

                                          MARY E. MULLIN
                                          Secretary
                                          Morgan Stanley Institutional Fund,
                                            Inc.
                                          Morgan Stanley Institutional Fund
                                            Trust

March 25, 2002

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 23rd day of January, 2002, by and between MORGAN STANLEY INSTITUTIONAL FUND TRUST, a Pennsylvania business trust ("the Trust") on behalf of the following Portfolios of the Trust:

   (i) Investment Grade Fixed Income Portfolio

  (ii) High Yield Portfolio

 (iii)  Core Plus Fixed Income Portfolio (each an "Acquiring Fund") and

  (iv) Special Purpose Fixed Income (a "Target Fund") and

   MORGAN STANLEY INSTITUTIONAL FUND, INC. (the "Company"), a Maryland corporation on behalf of the following Portfolios of the Company:

   (i) Fixed Income III Portfolio and

  (ii) High Yield II Portfolio (each a "Target Fund")

   Where appropriate, references to the Acquiring Fund mean to the Trust, on behalf of the Acquiring Fund and references to the Target Fund mean the Company, on behalf of the Fixed Income III Portfolio or High Yield II Portfolio or the Trust, on behalf of the Special Purpose Fixed Income Portfolio.

   This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treasury Regulations Section 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to the Acquiring Fund of substantially all of the assets of the of the Target Fund in exchange for the assumption by the Acquiring Fund of all stated liabilities of the Target Fund and the issuance by the Acquiring Fund of shares of beneficial interest, par value $0.01 per share (the "Acquiring Fund Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of the Target Fund in liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

   In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  The Reorganization and Liquidation of the Target Fund

   1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to assign, deliver and otherwise transfer the Target Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund and the Acquiring Fund agrees in exchange therefor to assume all of the Target Fund stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to the Target Fund the number of Acquiring Fund Shares, including fractional shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

  1.2 (a) The "Target Fund Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by the Target Fund, and any deferred or prepaid expenses shown as an asset on the Target Funds' books on the Valuation Date.

      (b) On or prior to the Valuation Date, the Target Fund will provide the Acquiring Fund with a list of all of assets to be assigned, delivered and otherwise transferred to the Acquiring Fund and of the stated liabilities to be assumed by the Acquiring Fund pursuant to this Agreement. The Target

          Fund reserves the right to sell any of the securities on such list but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest and in amounts agreed to in writing by the Acquiring Fund. The Acquiring Fund will, within a reasonable time prior to the Valuation Date, furnish the Target Fund with a statement of its investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Target Fund holds any investments that the Acquiring Fund is not permitted to hold, the Target Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund if requested by the Acquiring Fund will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

  1.3 (a) The Target Fund will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. The Acquiring Fund will assume all stated liabilities, which include, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Target Fund prepared by the Treasurer of the [Company/Trust], on behalf of the Target Fund, as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

      (b) On the Valuation Date, the Target Fund may establish a cash reserve, which shall not exceed 5% of the Target Funds' net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by the Target Fund and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

   1.4 In order for the Target Fund to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, the Target Fund will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

   1.5 On the Closing Date or as soon as practicable thereafter, the Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("Target Fund Shareholders"). Class A Shareholders of Fixed Income III Portfolio will receive Institutional Class Shares of Investment Grade Fixed Income Portfolio. Class B Shareholders will receive Adviser Class Shares. Class A Shareholders of High Yield II Portfolio will receive Institutional Class Shares of High Yield Portfolio. Class B Shareholders will receive Adviser Class Shares. Special Purpose Fixed Income Shareholders will receive Institutional Class Shares of Core Plus Fixed Income Portfolio. Such distribution will be accomplished by an instruction, signed by the Secretary of the Company or the Trust, as applicable, to transfer Acquiring Fund Shares then credited to the Target Funds' account on the books of the Acquiring Fund, to open accounts on the books of the Acquiring Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to such Target Fund Shareholders. All issued and outstanding shares of the Target Fund simultaneously will be canceled on the Target Funds' books; however, share certificates representing interests in the Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will issue certificates representing the Acquiring Fund Shares in connection with such exchange only upon the written request of a Target Fund Shareholder.

   1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. The Acquiring Fund Shares will be issued in the manner described in the Trust's current Prospectus and Statement of Additional Information.

   1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the Target Funds' books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred.

   1.8 Any reporting responsibility of the Target Fund, is and shall remain the responsibility of the Target Fund up to and including the date on which the Target Fund is dissolved pursuant to paragraph 1.9.

   1.9 Within one year after the Closing Date, the Target Fund shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of the Target Fund as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of the Target Fund, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of the Target Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. The Target Fund shall be dissolved as a portfolio of the Company or the Trust, as applicable, promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

1.10 Copies of all books and records maintained on behalf of the Target Fund in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of the Acquiring Fund or their designee and the Acquiring Fund or its designee shall comply with applicable record retention requirements to which the Target Fund is subject under the 1940 Act.

2.  Valuation

   2.1 The value of the Target Fund Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of the Target Fund of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's then current Prospectus and Statement of Additional Information.

   2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's then current Prospectus and Statement of Additional Information.

   2.3 The number of Acquiring Fund Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of the applicable class of Target Fund shares (calculated in accordance with paragraph 2.1) by the net asset value per share of the applicable class of shares of the Acquiring Fund. For purposes of this paragraph, the aggregate net asset value of the shares of the Target Fund shall not include the amount of the Cash Reserve.

   2.4 All computations of value shall be made by J.P. Morgan Investor Services Company in accordance with its regular practice in pricing the Acquiring Fund. The Acquiring Fund shall cause J.P. Morgan Investor Services Company to deliver a copy of its valuation report at the Closing.

3.  Closing and Closing Date

   3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 5:00 p.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern time on the Closing Date unless otherwise provided.

   3.2 Portfolio securities held by the Target Fund and represented by a certificate or other written instrument shall be presented by it or on its behalf to J.P. Morgan Chase & Co. (the "Custodian"), as custodian for the Acquiring Fund, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by the Target Fund to the Custodian for the account of the Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "J.P. Morgan Chase & Co., Custodian for the Acquiring Fund."

   3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Target Fund and Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

   3.4 If requested, the Target Fund shall deliver to the Acquiring Fund or its designee (a) at the Closing, a list, certified by the Secretary of the Company or Trust, as applicable, of the names, addresses and taxpayer identification numbers of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund shares owned by each such Target Fund Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Funds' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquiring Fund shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Fund Shares to be credited on the Closing Date to the Target Fund or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Funds' account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   Covenants of the Target Fund and Acquiring Fund

   4.1 Except as otherwise expressly provided herein with respect to the Target Fund, the Acquiring Fund and the Target Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

   4.2 The Trust, will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to the Acquiring Shares ("Registration Statement"). The Target Fund will provide the Trust with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. The Target Fund will further provide the Trust with such other information and documents relating to the Target Fund as are reasonably necessary for the preparation of the Registration Statement.

   4.3 The Target Fund will call a meeting of the Target Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Fund will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Trust will furnish the Target Fund with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to the Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

   4.4 The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Target Fund Shares.

   4.5 Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

   4.6 The Target Fund shall furnish or cause to be furnished to the Acquiring Fund within 30 days after the Closing Date a statement of the Target Funds' assets and liabilities as of the Closing Date, which statement shall be certified by the Treasurer of the Company or Trust, as applicable, and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement certified by the Treasurer of the Company or Trust, as applicable, of earnings and profits of the Target Fund for Federal income tax purposes that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

   4.7 As soon after the Closing Date as is reasonably practicable, the Target Fund (a) shall prepare and file all Federal and other tax returns and reports of the Target Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

   4.8 The Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.   Representations and Warranties

   5.1 The Trust represents and warrants to the applicable Target Fund, on behalf of the applicable Acquiring Fund, as follows:

      (a) The Trust is a validly existing Pennsylvania business trust with full power to carry on its business as presently conducted;

      (b) The Trust is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

      (c) All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of the Acquiring Fund are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and the Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

      (d) The current Prospectus and Statement of Additional Information of the Trust conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      (e) The Trust is not in, and the execution, delivery and performance of this Agreement will not result in a material violation of any provision of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which it is bound;

      (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

      (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended September 30, 2001, of the Trust audited by Deloitte & Touche LLP (copies of which have been furnished to the Target Fund) fairly present, in all material respects, the Acquiring Fund's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of the Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

      (h) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth in the Trust's current Prospectus incorporated by reference in the Registration Statement. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

      (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes a valid and binding obligation of the Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the Trust's performance of this Agreement;

      (j) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth in the Trust's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement;

      (k) All material Federal and other tax returns and reports of the Trust required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

      (l) For each taxable year since its inception, the Trust has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of the Trust to continue to meet the requirements of Subchapter M of the Code;

      (m) Since its inception there has been no change by the Trust in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

      (n) The information furnished or to be furnished by the Trust for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

      (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

   5.2 The Company, on behalf of the Fixed Income III Portfolio and High Yield II Portfolio and the Trust, on behalf of the Special Purpose Fixed Income Fund represents and warrants to the applicable Acquiring Fund, as follows:

      (a) The [Company] [Trust] is a validly existing [Maryland corporation] [Pennsylvania business trust] with full power to carry on its business as presently conducted;

      (b) The [Company] [Trust] is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

      (c) All of the issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of the Target Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and the Target Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

      (d) The current Prospectus and Statement of Additional Information of the [Company] [Trust] conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      (e) The [Company] [Trust] is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the [Company's] [Trust's] [Articles of Incorporation] [Declaration of Trust] or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the [Company] [Trust] is a party or by which it is bound;

      (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the [Company] [Trust] knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

      (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of the [Company for the year ended December 31, 2001 audited by Ernst & Young LLP] [Trust for the year ended September 30, 2001 audited by Deloitte & Touche LLP,] (copies of which have been or will be furnished to the Trust) fairly present, in all material respects, the Target Funds' financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of the Target Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

      (h) The [Company] [Trust] has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

      (i) All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except in the case of Special Purpose Fixed Income as set forth in the Trust's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund pursuant to paragraph 3.4;

      (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the [Company] [Trust], and subject to the approval of the Target Funds' shareholders, this Agreement constitutes a valid and binding obligation of the [Company] [Trust], enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the [Company's] [Trust's] performance of this Agreement;

      (k) All material Federal and other tax returns and reports of the [Company] [Trust] required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the [Company's] [Trust's] knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

      (l) For each taxable year since its inception, the [Company] [Trust], has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of the [Company] [Trust] to continue to meet the requirements of Subchapter M of the Code;

      (m) At the Closing Date, the [Company] [Trust] will have good and valid title to the Target Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by the Target Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

      (n) On the effective date of the Registration Statement, at the time of the meeting of the Target Funds' shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Trust Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by the [Company] [Trust] for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

      (o) The Target Fund will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

      (p) The [Company] [Trust] has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

      (q) The Target Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

   The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust on behalf of the applicable Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   6.1 All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Trust shall have delivered to the Target Fund, a certificate of its President and Treasurer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request;

   6.3 The Target Fund, shall have received a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to the Trust, dated as of the Closing Date, to the effect that:

      (a) The Trust is a validly existing Pennsylvania business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Pennsylvania counsel may be relied upon in delivering such opinion);

      (b) the Trust is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

      (c) this Agreement has been duly authorized, executed and delivered by the Trust and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the [Company] [Trust], is a valid and binding obligation of the Trust enforceable against the Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (d) the Acquiring Fund Shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth in the Trust's Statement of Additional Information), and no shareholder of the Trust has any preemptive rights to subscription or purchase in respect thereof (Pennsylvania counsel may be relied upon in delivering such opinion);

      (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws (Pennsylvania counsel may be relied upon in delivering such opinion); and

      (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

   6.4 As of the Closing Date, there shall have been no material change in the applicable Acquiring Fund's investment objective, policies and restrictions nor any increase in the investment management fees from those described in the Trust's Prospectus dated January 31, 2001 and Statement of Additional Information dated January 31, 2001.

7.  Conditions Precedent to Obligations of the Acquiring Fund

   The obligations of an Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by [Company] [Trust], on behalf of the applicable Target Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the [Company] [Trust] contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The [Company] [Trust] shall have delivered to the Acquiring Fund at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the [Company] [Trust] made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

   7.3 The Target Fund shall have delivered to the Acquiring Fund, a statement of the Target Fund Assets and its liabilities, together with a list of the Target Funds' portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of the [Company] [Trust];

   7.4 The Target Fund shall have delivered to the Trust within three business days after the Closing a letter from [Ernst & Young LLP] [Deloitte & Touche LLP] dated as of the Closing Date stating that (a) such firm has performed a limited review of the Federal and state income tax returns of [Company] [Trust] for each of the last three taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of the Target Fund for the periods covered thereby, (b) for the period from _____________200_ to and including the Closing Date, such firm has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from ____________ 200_ to and including the Closing Date and (c) based on such limited reviews, nothing came to their attention that caused them to believe that the [Company] [Trust] would not qualify as a regulated investment company for Federal income tax purposes for any such year or period;

   7.5 The Trust shall have received at the Closing a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to the [Company] [Trust], dated as of the Closing Date to the effect that:

      (a) The [Company] [Trust] is a validly existing [Maryland corporation] [Pennsylvania business trust] and has the power to own all of its properties and assets and to carry on its business as presently conducted ([Maryland] [Pennsylvania] counsel may be relied upon in delivering such opinion);

      (b) the [Company] [Trust] is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

      (c) this Agreement has been duly authorized, executed and delivered by the [Company] [Trust], and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Trust, is a valid and binding obligation of the [Company] [Trust] enforceable against the [Company] [Trust] in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the [Company's] [Trust's] [Articles of Incorporation] [Declaration of Trust] or By-Laws ([Maryland] [Pennsylvania] counsel may be relied upon in delivering such opinion); and

      (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by the [Company] [Trust] of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

   7.6 On the Closing Date, the Target Fund Assets shall include no assets that the Acquiring Fund, by reason of limitations of the fund's Declaration of Trust or otherwise, may not properly acquire.

8. Further Conditions Precedent to Obligations of the Target Fund and the Acquiring Fund

   The obligations of the [Company] [Trust], on behalf of a Target Fund, and the Trust on behalf of the applicable Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

   8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the [Company's] [Trust's] [Articles of Incorporation] [Declaration of Trust], and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust;

   8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by Target Fund or Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of the Trust or the Target Fund or Acquiring Fund;

   8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

   8.5 The Target Fund shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Funds' investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

   8.6 The parties shall have received the opinion of the law firm of Mayer, Brown, Rowe & Maw (based on such representations as such law firm shall reasonably request), addressed to the Trust on behalf of the Acquiring Fund and the [Company/Trust], on behalf of the Target Fund, which opinion may be relied upon by the shareholders of the Target Fund, substantially to the effect that, for Federal income tax purposes:

      (a) The transfer of the Target Funds' assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of
          Section 368(a)(1)(C) of the Code, and the Trust and the [Company] [Trust] will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Target Fund;

      (c) No gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities or upon the distribution of the Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares;

      (d) No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of the Target Fund Shares for Acquiring Fund Shares;

      (e) The aggregate tax basis for Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Target Fund Shares held by each such Target Fund Shareholder immediately prior to the Reorganization;

      (f) The holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder will include the period during which the Target Fund Shares surrendered in exchange therefor were held (provided such Target Fund Shares were held as capital assets on the date of the Reorganization);

      (g) The tax basis of the assets of Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization; and

      (h) The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquiring Fund.

      (i) Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 8.6.

9.  Fees and Expenses

  9.1 (a) The Target Funds shall equally bear all of the expenses of proxy solicitation including the cost of preparing and mailing the Proxy Statement and Prospectus. The Target Funds and the Acquiring Funds will each bear all of their respective expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses, legal and accounting fees, filing and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

      (b) In the event the transactions contemplated herein are not consummated by reason of the Target Fund being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to the Target Funds' obligations specified in this Agreement), the Target Funds' only obligation hereunder shall be to reimburse the Acquiring Fund for all reasonable out-of-pocket fees and expenses incurred by the Acquiring Fund in connection with those transactions.

      (c) In the event the transactions contemplated herein are not consummated by reason of the Acquiring Fund being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations specified in this Agreement), the Acquiring Fund's only obligation hereunder shall be to reimburse the Target Fund for all reasonable out-of-pocket fees and expenses incurred by the Target Fund in connection with those transactions.

10.  Entire Agreement; Survival of Warranties

    10.1 This Agreement constitutes the entire agreement between the parties.

    10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of the [Company] [Trust] hereunder shall not survive the dissolution and complete liquidation of the Target Fund in accordance with Section 1.9.

11.  Termination

    11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

         (a) by the mutual written consent of the Target Fund, and the Acquiring Fund;

         (b) by either, the Target Fund, or the Acquiring Fund, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before August 15, 2002; or

         (c) by either the Target Fund, or the Acquiring Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Target Fund shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or
             (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

    11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1(a) or
             (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the [Company] [Trust] or the Trust, or the trustees or officers of the [Company] [Trust] or the Trust, to any other party or its trustees or officers.

         (b) Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the [Company] [Trust] or the Trust, or the trustees or officers of the [Company] [Trust] or the Trust, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.  Amendments

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.  Miscellaneous

    13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    13.3 This Agreement shall be governed by and construed in accordance with the laws of Pennsylvania.

    13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    13.5 The obligations and liabilities of the Trust hereunder are solely those of the Trust. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of the Trust shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Trust and signed by authorized officers of the Trust acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

                                          MORGAN STANLEY INSTITUTIONAL FUND
                                            TRUST on behalf of THE ACQUIRING
                                            FUNDS and SPECIAL PURPOSE FIXED
                                            INCOME PORTFOLIO

                                          By: _______________________________
                                              Name:  Mary E. Mullin
                                              Title:  Secretary

                                          MORGAN STANLEY INSTITUTIONAL FUND,
                                            INC. on behalf of FIXED INCOME III
                                            PORTFOLIO and HIGH YIELD II
                                            PORTFOLIO

                                          By: _______________________________
                                              Name:  Mary E. Mullin
                                              Title:  Secretary

                                                                      EXHIBIT B

                               BENEFICIAL OWNERS

   To the knowledge of MSIM on behalf of the Fixed Income III Fund and High Yield II Fund, and MSI on behalf of the Acquiring Funds and the Special Purpose Fund, the following were beneficial owners of more than 5% of the outstanding shares of the relevant classes of each Target Fund and each Acquiring Fund. Those persons who own beneficially 25% or more of the voting securities of the Funds are deemed to be control persons ("Control Persons"). Control Persons may have the ability to effect the outcome of this solicitation.

                                                                            Percent held
                                                                             as of the
                                                             Number of      Record Date
   Title of Portfolio/Class         Name and Address          Shares         (2/19/02)
------------------------------  -------------------------   -------------   ------------
Fixed Income III Fund, Class A  MAC & Co. A/C MSWF1000052   7,953,097.226      36.19%
                                Mutual Funds Operations
                                PO Box 3198
                                Pittsburgh, PA 15230-3198

                                MAC & Co. A/C MSWF1000052   2,324,119.482      10.57%
                                Mutual Funds Operations
                                PO Box 3198
                                Pittsburgh, PA 15230-3198

                                Fleet National Bank         2,012,404.181       9.16%
                                FBO St Raymonds Parish
                                Attn 0001396250
                                PO Box 92800
                                Rochester, NY 14692-8900

Fixed Income III Fund, Class B  Morgan Stanley Co              37,844.770      16.88%
                                FBO Burton D. Cohen
                                3912 Zenith Ave South
                                Minneapolis, MN 55410

                                Morgan Stanley Co              37,287.208      16.63%
                                FBO Carolyn S. Young
                                514 Chestertown Street
                                Gaithersburg, MD 20878

                                Morgan Stanley Co              20,478.076       9.14%
                                FBO C. Marks Hinton Jr.
                                49 Briar Hollow Lane 1705
                                Houston, TX 77027

                                Morgan Stanley Co              18,238.635       8.14%
                                FBO Leonard M. Landsbaum
                                8024 Clayton Lane Court
                                Saint Louis, MO 63105

                                Morgan Stanley Co              14,678.991       6.55%
                                FBO Annmarie DeMartino
                                420 Avenue L
                                Brooklyn, NY 11230

                                                                                    Percent held
                                                                                     as of the
                                                                        Number of   Record Date
  Title of Portfolio/Class               Name and Address                Shares      (2/19/02)
---------------------------- ---------------------------------------- ------------- ------------
                             Morgan Stanley Co                           12,227.580     5.45%
                             FBO Joan H. Gilblichman
                             3860 Mission Hills Road S
                             Northbrook, IL 60062

High Yield II Fund, Class A  MAC & Co. A/C MSWF1000132                5,260,912.789    34.21%
                             Mutual Funds Operation
                             PO Box 3198
                             Pittsburgh, PA 15230-3198

                             MAC & Co. A/C MSWF4000132                2,446,498.100    15.91%
                             Mutual Funds Operations
                             PO Box 3198
                             Pittsburgh, PA 15230-3198

                             Morgan Stanley Co                        1,231,713.432     8.01%
                             FBO Janx Partners LP, II
                             1 Gateway Center
                             Suite 900
                             Newark, NJ 07102

                             Morgan Stanley Co FBO                    1,053,037.798    55.48%
                             Universal Computer Consulting
                             Holding Inc.
                             300 Delaware Ave Ste 1704
                             Wilmington, DE 19801

High Yield II Fund, Class B  Morgan Stanley Co                          126,747.047     6.68%
                             FBO Joseph Mansour
                             PO Box 160834
                             Austin, TX 78716

Core Plus Fixed Income Fund, Fidelity Investments Institutional       5,938,825.641    39.06%
Adviser Class                Operations Co FIIOC as Agent For Certain
                             EE Benefits Plans
                             100 Magellan Way KW1C
                             Covington, KY 41015

                             Transco & Co                             2,253,024.446    14.82%
                             Attn Wealth Management 10 th Floor
                             PO Box 48698
                             Wichita, KS 67201

                             Transco & Co                             1,943,206.843    12.78%
                             Attn Wealth Management 10 th Floor
                             PO Box 48698
                             Wichita, KS 67201

                                                                                   Percent held
                                                                                    as of the
                                                                      Number of    Record Date
  Title of Portfolio/Class              Name and Address                Shares      (2/19/02)
---------------------------- -------------------------------------- -------------- ------------
                             Wendel & Co A/C 295773                  1,273,695.423     8.38%
                             c/o The Bank of New York
                             PO Box 1066 Wall Street Station
                             New York, NY 10286

                             Fidelity Management Trust Company       1,171,190.295     7.70%
                             Attn Ben Branham
                             Mail Zone H10C
                             82 Devonshire St
                             Boston, MA 02109

                             Pan-American Life Insurance Company     1,004,619.137     6.61%
                             Separate Account VII
                             14th Floor
                             601 Poydras St
                             New Orleans, LA 70130

                             Resources Trust Co                        882,757.399     5.81%
                             For the Exclusive Benefit of
                             Various IMS Customers
                             PO Box 3865
                             Englewood, CO 80155-3865

Core Plus Income Fund,       MAC & Co A/C MSWF 1000302              42,626,450.639    12.78%
Institutional Class          PO Box 3198
                             Pittsburgh, PA 15230-3198

Core Plus Fixed Income Fund, MSDW Stable Value Plan-SEI Trustee      4,106,440.950    60.18%
Investment Class             Attn Jeff Ryan
                             530 E Swedesford Road
                             Wayne, PA 19087-1693

                             Morgan Stanley Co                         594,737.225     8.72%
                             FBO Ecological Trust Fund of Panama GP
                             The Nature Conservancy
                             4245 North Fairfax Drive 100
                             Arlington, VA 22203

                             Zoological Society of Philadelphia        372,514.246     5.46%
                             Endowment
                             Attn Joe Steuer
                             3400 West Girard Ave
                             Philadelphia, PA 19104-1196

                             Testa And Co                              371,794.678     5.45%
                             c/o Chase Manhattan Bank
                             Attn Mutual Fund Dept
                             PO Box 31412
                             Rochester, NY 14603-1412

                                                                                       Percent held
                                                                                        as of the
                                                                          Number of    Record Date
   Title of Portfolio/Class                Name and Address                Shares       (2/19/02)
------------------------------ ---------------------------------------- -------------- ------------
High Yield Fund, Adviser Class National Financial Services Corporation  16,792,866.634    87.23%
                               For Exclusive Benefit of our Customers
                               One World Financial Center
                               New York, NY 10281

                               Fidelity Investments Institutional        1,378,503.409     7.16%
                               Operations Co FIIOC as Agent for Certain
                               EE Benefit Plans
                               100 Magellan Way KW1C
                               Covington, KY 41015

High Yield Fund, Institutional Charles Schwab & Co Inc                  13,659,666.580    14.80%
Class                          Special Custody Account for the
                               Exclusive Benefit of Customers
                               Attn Mutual Funds
                               101 Montgomery St
                               San Francisco, CA 94104

                               Minnesota Life Insurance Company         11,430,067.903    12.39%
                               Attn Administration Department
                               c/o Advantus Capital Management Inc
                               Station 16-4202
                               400 Robert St
                               St Paul, MN 55101

                               PFPC                                      6,305,893.646     6.83%
                               FBO LPL Supermarket Program
                               Attn KOP-LPL
                               211 South Gulph Road
                               King of Prussia, PA 19406

                               Michelin North America Inc                5,408,863.654     5.86%
                               Attn Kris Kapoor
                               One Parkway South
                               PO Box 19001
                               Greenville, SC 29602

High Yield Fund, Investment    Boston & Co 10113608004                     474,898.236    27.65%
Class                          PO Box 534005
                               Pittsburgh, PA 15253-40005

                               First Union National Bank                   428,749.060    24.96%
                               FBO No American Van Lines Retirement
                               Plan
                               1524 West WT Harris Blvd-NC1151
                               Charlotte, NC 28288-1151

                               The Philadelphia Foundation                 334,712.305    19.49%
                               Attn Julia R Dutton
                               1234 Market St Suite 1900
                               Philadelphia, PA 19102

                                                                                       Percent held
                                                                                        as of the
                                                                           Number of   Record Date
  Title of Portfolio/Class                Name and Address                  Shares      (2/19/02)
-----------------------------  ---------------------------------------   ------------- ------------
                               EAMCO-910004035                             127,055.880     7.40%
                               c/o Riggs Bank NA
                               Mutual Fund Desk RS 300
                               PO Box 96211
                               Washington, DC 20090-6211

                               Northern Trust Company as Custodian         120,743.345     7.03%
                               For Noblehouse International Ltd
                               PO Box 92956
                               Chicago, IL 60675

                               EAMCO                                        86,536.201     5.04%
                               FBO Loudoun Health Care
                               Attn Mutual Fund Desk RS300
                               PO Box 96211
                               Washington, DC 20090-6211

Investment Grade Fixed Income  HUBCO                                     4,205,038.092    16.20%
Fund                           Regions Financial Corporation
                               PO Box 10247
                               Birmingham, AL 35202

                               First Union National Bank                 3,051,549.263    11.75%
                               FBO Diocese of Camden Trust Inc
                               CMG 3C4 NC 1151
                               1525 W WT Harris Blvd
                               Charlotte, NC 28288

                               Mercantile Safe Deposit & Trust Company   3,047,342.329    11.74%
                               Trustee for JHU Pension 2750
                               Attn Mutual Funds
                               766 Old Hammonds Ferry Rd
                               Linthicum, MD 21090

                               JHU Retiree Medical Benefits Trust        1,706,896.596     6.57%
                               Johns Hopkins University
                               Attn Harriet Olsen 3400 Charles St
                               Baltimore, MD 21218

                               Amsouth Bank as Trustee Infirmary         1,540,594.501     5.93%
                               Health Systems Inc
                               Attn Mutual Fund Team
                               PO Box 11426
                               Birmingham, AL 35202

                               University of Illinois                    1,302,667.918     5.02%
                               Director Cash Management & Investments
                               506 South Wright Street MC-363 Urbana,
                               IL 61801-3620

                                                                         Percent held
                                                                          as of the
                                                             Number of   Record Date
Title of Portfolio/Class         Name and Address             Shares      (2/19/02)
------------------------ --------------------------------- ------------- ------------
  Special Purpose Fund   Robertson Research Fund           3,252,319.084    13.94%
                         Cold Spring Harbor Laboratory
                         Attn Alison McDermott
                         PO Box 100
                         Cold Spring Harbor, NY 11724-0100

                         The Cold Spring Harbor Fund       2,617,969.026    11.22%
                         Attn Alison McDermott
                         PO Box 100 Burgtown Road
                         Cold Springs Harbor, NY 11724

                         Fleet National Bank               2,289,764.149     9.81%
                         FBO Hartford Hospital
                         PO Box 92800
                         Rochester, NY 14692-8900

               OWNERSHIP OF THE OFFICERS AND DIRECTORS/TRUSTEES

   As of the Record Date, to the knowledge of MSIM, on behalf of the Fixed Income III Fund and High Yield II Fund, and MSI, on behalf of the Acquiring Funds and the Special Purpose Fund, the officers and Directors/Trustees of the High Yield II Fund and the Acquiring Funds, as a group, owned beneficially less than 1% of the outstanding shares of those Funds, and the officers and Directors/Trustees owned beneficially 1.52% of the outstanding Class A shares of the Fixed Income III Fund.

                     MORGAN STANLEY INSTITUTIONAL FUND TRUST
                     Investment Grade Fixed Income Portfolio
                              High Yield Portfolio
                        Core Plus Fixed Income Portfolio

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates to the shares of Investment Grade Fixed Income Portfolio, High Yield Portfolio, and Core Plus Fixed Income Portfolio (the "Portfolios"), each a portfolio of Morgan Stanley Institutional Fund Trust (the "Trust"), to be issued pursuant to an Agreement and Plan of Reorganization for each Portfolio, dated January 23, 2002 between the Trust, on behalf of each Portfolio, and Morgan Stanley Institutional Fund, Inc. (the "Company"), on behalf of Fixed Income III Portfolio and High Yield II Portfolio (each a "Target Fund"), and the Trust, on behalf of Special Purpose Fixed Income Portfolio (a "Target Fund"), in connection with the acquisition by Investment Grade Fixed Income Portfolio, High Yield Portfolio, and Core Plus Fixed Income Portfolio of substantially all of the assets, subject to stated liabilities, of the Fixed Income III Portfolio, High Yield II Portfolio, and Special Purpose Fixed Income Portfolio, respectively. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposal contained in the Proxy Statement and Prospectus that relates to their Portfolio, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated March 25 2002. A copy of the Proxy Statement and Prospectus may be obtained without charge by calling (800) 548-7786. Please retain this document forfuture reference.

         The date of this Statement of Additional Information is dated March 25, 2002.

                                TABLE OF CONTENTS

                                                                    Page
                                                                    ----

-------------------------------------------------------------------------
INTRODUCTION                                                       B-2

-------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS                        B-2

-------------------------------------------------------------------------
FINANCIAL STATEMENTS                                               B-3

-------------------------------------------------------------------------

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated March 25, 2002 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to the Target Fund shareholders in connection with the solicitation of proxies by the Board of Directors/Trustees of the Target Funds to be voted at the Special Joint Meeting of Shareholders of the Target Funds to be held on May 15, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Portfolios and Special Purpose Fixed Income Portfolio dated January 31, 2002, and the Statement of Additional Information of Fixed Income III Portfolio and High Yield II Portfolio dated
May 1, 2001, as supplemented on November 27, 2001.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

         Investment Objectives and Policies

     For additional information about the Portfolios' investment objectives and policies, see "The Portfolios' Investments and Strategies" in the Portfolios' Statement of Additional Information.

         Management

     For additional information about the Board of Trustees, officers and management personnel of the Portfolios, see "Management of the Fund" in the Portfolios' Statement of Additional Information.

         Investment Advisory and Other Services

     For additional information about the Portfolios' investment adviser, see "Investment Adviser" in the Portfolios' Statement of Additional Information. For additional information about the Portfolios' independent auditors, see "Other Service Providers" in the Portfolios' Statement of Additional Information. For additional information about other services provided to the Portfolios, see "Fund Administration", and "Other Service Providers" in the Portfolios' Statement of Additional Information.

         Portfolio Transactions and Brokerage

     For additional information about brokerage allocation practices, see "Transactions with Broker/Dealers" and "Brokerage Transactions" in the Portfolios' Statement of Additional Information.

         Description of Fund Shares

     For additional information about the voting rights and other characteristics of the shares of the Portfolios, see "General Information" in the Portfolios' Statement of Additional Information.

         Purchase, Redemption and Pricing of Shares

     For additional information about the purchase and redemption of the Portfolios' shares and the determination of net asset value, see "Purchase of Shares", "Redemption of Shares", and "Valuation of Shares" in the Portfolios' Statement of Additional Information.

         Dividends, Distributions and Tax Status

     For additional information about the Portfolios policies regarding dividends and distributions and tax matters affecting the Portfolios and their shareholders, see "General Information" and "Tax Considerations" in the Portfolios' Statement of Additional Information.

         Distribution of Shares

     For additional information about the Portfolios' distributor and the distribution agreement between the Portfolios and the distributor, see "Distribution of Shares" and "Principal Underwriter" in the Portfolios' Statement of Additional Information.

         Performance Data

     For additional information about the Portfolios' performance, see "Performance Information" in the Portfolios' Statement of Additional Information.

                              FINANCIAL STATEMENTS

     The Portfolios, and the Special Purpose Fixed Income Portfolios', most recent audited financial statements are set forth in their Annual Report for the fiscal year ended September 30, 2001. A copy of the Annual Report accompanies, and is incorporated by reference in, the Proxy Statement and Prospectus. The Fixed Income III Portfolio's and the High Yield II Portfolio's most recent audited financial statements are set forth in their Annual Report for the fiscal year ended December 31, 2001, which is incorporated by reference in the Proxy Statement and Prospectus.

     The following unaudited pro-forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of December 31, 2001, of the Fixed Income III Portfolio and High Yield II Portfolio to reflect the reorganization of the Fixed Income III Portfolio and High Yield II Portfolio into the Investment Grade Fixed Income Portfolio and High Yield Portfolio, respectively. The pro-forma financial information shows the expected effect of the reorganization transactions on the Fixed Income III Portfolio and High Yield II Portfolio. Pursuant to Rule 11-01 of Regulation S-X, the pro-forma financial information for the Special Purpose Fixed Income Portfolio need not be shown because the net asset value of the Special Purpose Fixed Income Portfolio does not exceed ten percent of the net asset value of the Core Plus Fixed Income Portfolio.

Morgan Stanley Institutional Fund Trust/Morgan Stanley Institutional Fund, Inc. Pro-Forma Combined Portfolio of Investments
Acquiring Portfolio: MSIFT, Inc. -- Investment Grade Fixed Income Portfolio
  (formerly known as Fixed Income II Portfolio)
Target Portfolio: MSIF, Inc. -- Fixed Income III Portfolio
As Of December 31, 2001 (Unaudited)

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
00184AAB1 0000000000       AOL TIME WARNER INC NT              610,000.000                 0.000           610,000.000
00184AAC9 0000000000       AOL TIME WARNER INC DEB             235,000.000           700,000.000           935,000.000
001957AZ2 0000000000       AT&T CORP USD SR NT 14              120,000.000           135,000.000           255,000.000
001957BA6 0000000000       AT&T CORP USD SR NT 144A            850,000.000           955,000.000         1,805,000.000
00209AAC0 0000000000       AT&T WIRELESS SVCS INC                    0.000           865,000.000           865,000.000
00209AAE6 0000000000       AT&T WIRELESS SVCS INC              615,000.000                 0.000           615,000.000
00817YAB4 0000000000       AETNA INC NEW SR NT                 840,000.000         1,090,000.000         1,930,000.000
008685AB5 0000000000       AHOLD FIN U S A INC NT            1,050,000.000           525,000.000         1,575,000.000
008685AC3 0000000000       AHOLD FIN U S A INC GTD N                 0.000           140,000.000           140,000.000
01F060618 0000000000       TBA FNMA SF 6.00  30 YRS         19,200,000.000        20,950,000.000        40,150,000.000
01F060626 0000000000       TBA FNMA SF 6.00  30 YRS          1,000,000.000         1,750,000.000         2,750,000.000
01F062614 0000000000       TBA FNMA SF 6.50  30 YRS          8,200,000.000        25,000,000.000        33,200,000.000
01F070419 0000000000       TBA FNMA SF 7.00  15 YRS                  0.000         1,600,000.000         1,600,000.000
01F080616 0000000000       TBA FNMA SF 8.00  30 YRS         19,000,000.000         7,750,000.000        26,750,000.000
01N070618 0000000000       TBA GNMA I SF  .       YR                 0.000        18,950,000.000        18,950,000.000
023654BJ4 0000000000       AMERICAL WEST AIRLINES              860,032.850                 0.000           860,032.850
026351AU0 0000000000       AMERICAN GEN CORP NT                      0.000           545,000.000           545,000.000
02970KAC1 0000000000       AMERICAN SOUTHWEST FINL S                 0.000           611,077.870           611,077.870
02970KAF4 0000000000       AMERICAN SOUTHWEST FINL S                 0.000         7,282,185.770         7,282,185.770
02R062619 0000000000       TBA FHLMC GOLD SF 6.50  3                 0.000         3,000,000.000         3,000,000.000
02R070612 0000000000       TBA FHLMC GOLD SF 7.00  3        24,500,000.000        11,600,000.000        36,100,000.000
02R072618 0000000000       TBA FHLMC GOLD SF 7.50  3                 0.000         8,300,000.000         8,300,000.000
036734AA9 0000000000       ANTHEM INS COS INC SURPLU           285,000.000           895,000.000         1,180,000.000
036734AC5 0000000000       ANTHEM INS COS INC SURPLU           250,000.000                 0.000           250,000.000
039006AJ0 0000000000       ARCADIA AUTOMOBILE REC.                   0.000                 0.020                 0.020
039006AN1 0000000000       ADCADIA AUTOMOBILE RECEIV                 0.000            40,909.600            40,909.600
045424FJ2 0000000000       ASSET SECURITIZATION CORP                 0.000         5,770,897.680         5,770,897.680

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
00184AAB1 0000000000       AOL TIME WARNER INC NT          625,095.67                0.00           625,095.67           0.12%
00184AAC9 0000000000       AOL TIME WARNER INC DEB         248,576.42          734,437.90           983,014.32           0.19%
001957AZ2 0000000000       AT&T CORP USD SR NT 14          123,308.40          137,498.04           260,806.44           0.05%
001957BA6 0000000000       AT&T CORP USD SR NT 144A        892,704.00          988,628.42         1,881,332.42           0.36%
00209AAC0 0000000000       AT&T WIRELESS SVCS INC                0.00          972,843.88           972,843.88           0.19%
00209AAE6 0000000000       AT&T WIRELESS SVCS INC          657,440.54                0.00           657,440.54           0.13%
00817YAB4 0000000000       AETNA INC NEW SR NT             827,295.84        1,068,234.88         1,895,530.72           0.37%
008685AB5 0000000000       AHOLD FIN U S A INC NT        1,009,497.30          497,717.33         1,507,214.63           0.29%
008685AC3 0000000000       AHOLD FIN U S A INC GTD N             0.00          153,352.78           153,352.78           0.03%
01F060618 0000000000       TBA FNMA SF 6.00  30 YRS      8,773,952.00       20,354,182.00        39,128,134.00           7.59%
01F060626 0000000000       TBA FNMA SF 6.00  30 YRS        973,440.00                0.00           973,440.00           0.19%
01F062614 0000000000       TBA FNMA SF 6.50  30 YRS      8,200,000.00       24,875,000.00        33,075,000.00           6.41%
01F070419 0000000000       TBA FNMA SF 7.00  15 YRS              0.00        1,650,496.00         1,650,496.00           0.32%
01F080616 0000000000       TBA FNMA SF 8.00  30 YRS      9,900,410.00        8,102,315.00        28,002,725.00           5.43%
01N070618 0000000000       TBA GNMA I SF  .       YR             0.00       19,275,750.50        19,275,750.50           3.74%
023654BJ4 0000000000       AMERICAL WEST AIRLINES          861,970.42                0.00           861,970.42           0.17%
026351AU0 0000000000       AMERICAN GEN CORP NT                  0.00          589,758.67           589,758.67           0.11%
02970KAC1 0000000000       AMERICAN SOUTHWEST FINL S             0.00          629,764.63           629,764.63           0.12%
02970KAF4 0000000000       AMERICAN SOUTHWEST FINL S             0.00          142,730.84           142,730.84           0.03%
02R062619 0000000000       TBA FHLMC GOLD SF 6.50  3             0.00        2,987,340.00         2,987,340.00           0.58%
02R070612 0000000000       TBA FHLMC GOLD SF 7.00  3     4,965,745.00       11,775,740.00        36,741,485.00           7.12%
02R072618 0000000000       TBA FHLMC GOLD SF 7.50  3             0.00        8,534,724.00         8,534,724.00           1.65%
036734AA9 0000000000       ANTHEM INS COS INC SURPLU       286,860.77          893,449.86         1,180,310.63           0.23%
036734AC5 0000000000       ANTHEM INS COS INC SURPLU       268,654.25                0.00           268,654.25           0.05%
039006AJ0 0000000000       ARCADIA AUTOMOBILE REC.               0.00                0.02                 0.02           0.00%
039006AN1 0000000000       ADCADIA AUTOMOBILE RECEIV             0.00           41,006.18            41,006.18           0.01%
045424FJ2 0000000000       ASSET SECURITIZATION CORP             0.00          409,329.77           409,329.77           0.08%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
055240AE5 0000000000       BA MTG SECS INC 1997-1 MT                 0.000             6,895.960             6,895.960
055959AH3 0000000000       BMW VEH OWNER TR 2000 A             482,891.930           765,338.130         1,248,230.060
058919AA9 0000000000       BANC ONE FINL SVCS HOME E                 0.000             2,898.250             2,898.250
060506PL0 0000000000       BANK AMER MTG SECS INC MT           312,826.010                 0.000           312,826.010
0609902B3 0000000000       BANK OF AMERICA SWAP/CMBS*                0.000         2,100,000.000         2,100,000.000
0609902C1 0000000000       BANK OF AMERICA SWAP/CMBS*                0.000        (2,100,000.000)       (2,100,000.000)
0639902G9 0000000000       BOA SWAP/LONG/CMBS INDEX*                 0.000         3,200,000.000         3,200,000.000
0639902K0 0000000000       BOA CMBS SWAP LONG*                       0.000           625,000.000           625,000.000
0639902L8 0000000000       BOA CMBS SWAP SHORT*                      0.000          (625,000.000)         (625,000.000)
0639902M6 0000000000       BOA CMBS SWAP LONG*                       0.000           630,000.000           630,000.000
0639902N4 0000000000       BOA CMBS SWAP SHORT*                      0.000          (630,000.000)         (630,000.000)
06422QAA7 0000000000       BANK ONE CORP MEDIUM*                     0.000         1,120,000.000         1,120,000.000
0649902M5 0000000000       SWAP BOA CMBS LONG*                       0.000         1,500,000.000         1,500,000.000
0649902N3 0000000000       SWAP BOA CMBS SHORT LIBOR*                0.000        (1,500,000.000)       (1,500,000.000)
0649902T0 0000000000       BOA CMBS LONG*                            0.000         1,250,000.000         1,250,000.000
0649902U7 0000000000       BOA CMBS LIBOR SHORT*                     0.000        (1,250,000.000)       (1,250,000.000)
0649902V5 0000000000       BOA CMBS LONG*                            0.000           590,000.000           590,000.000
0649902W3 0000000000       BOA CMBS LIBOR SHORT*                     0.000          (590,000.000)         (590,000.000)
0699902P3 0000000000       BOA SWAP/SHORT/CMBS INDEX*                0.000        (3,200,000.000)       (3,200,000.000)
079867AW7 0000000000       BELLSOUTH TELECOMMUNICATI                 0.000           885,000.000           885,000.000
087858AA4 0000000000       BEVERLY FIN 144A                          0.000           675,000.000           675,000.000
097014AG9 0000000000       BOEING CAP CORP SR NT               620,000.000           735,000.000         1,355,000.000
110122AG3 0000000000       BRISTOL MYERS SQUIBB CO           1,775,000.000                 0.000         1,775,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
055240AE5 0000000000       BA MTG SECS INC 1997-1 MT             0.00            6,896.10             6,896.10           0.00%
055959AH3 0000000000       BMW VEH OWNER TR 2000 A         486,012.57          770,574.50         1,256,587.07           0.24%
058919AA9 0000000000       BANC ONE FINL SVCS HOME E             0.00            2,894.45             2,894.45           0.00%
060506PL0 0000000000       BANK AMER MTG SECS INC MT       314,155.52                0.00           314,155.52           0.06%
0609902B3 0000000000       BANK OF AMERICA SWAP/CMBS*            0.00        2,113,398.00         2,113,398.00           0.41%
0609902C1 0000000000       BANK OF AMERICA SWAP/CMBS*            0.00       (2,100,021.00)       (2,100,021.00)         -0.41%
0639902G9 0000000000       BOA SWAP/LONG/CMBS INDEX*             0.00        3,247,488.00         3,247,488.00           0.63%
0639902K0 0000000000       BOA CMBS SWAP LONG*                   0.00          623,318.75           623,318.75           0.12%
0639902L8 0000000000       BOA CMBS SWAP SHORT*                  0.00         (625,006.25)         (625,006.25)         -0.12%
0639902M6 0000000000       BOA CMBS SWAP LONG*                   0.00          628,305.30           628,305.30           0.12%
0639902N4 0000000000       BOA CMBS SWAP SHORT*                  0.00         (630,006.30)         (630,006.30)         -0.12%
06422QAA7 0000000000       BANK ONE CORP MEDIUM*                 0.00        1,100,086.40         1,100,086.40           0.21%
0649902M5 0000000000       SWAP BOA CMBS LONG*                   0.00        1,480,665.00         1,480,665.00           0.29%
0649902N3 0000000000       SWAP BOA CMBS SHORT LIBOR*            0.00       (1,500,015.00)       (1,500,015.00)         -0.29%
0649902T0 0000000000       BOA CMBS LONG*                        0.00        1,226,725.00         1,226,725.00           0.24%
0649902U7 0000000000       BOA CMBS LIBOR SHORT*                 0.00       (1,250,012.50)       (1,250,012.50)         -0.24%
0649902V5 0000000000       BOA CMBS LONG*                        0.00          579,621.90           579,621.90           0.11%
0649902W3 0000000000       BOA CMBS LIBOR SHORT*                 0.00         (590,005.90)         (590,005.90)         -0.11%
0699902P3 0000000000       BOA SWAP/SHORT/CMBS INDEX*            0.00       (3,200,032.00)       (3,200,032.00)         -0.62%
079867AW7 0000000000       BELLSOUTH TELECOMMUNICATI             0.00          834,116.04           834,116.04           0.16%
087858AA4 0000000000       BEVERLY FIN 144A                      0.00          717,747.75           717,747.75           0.14%
097014AG9 0000000000       BOEING CAP CORP SR NT           616,983.08          720,565.34         1,337,548.42           0.26%
110122AG3 0000000000       BRISTOL MYERS SQUIBB CO       1,758,270.63                0.00         1,758,270.63           0.34%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
125509BF5 0000000000       CIGNA CORP SR NT                    235,000.000           375,000.000           610,000.000
125509BG3 0000000000       CIGNA CORPORATION                   330,000.000           280,000.000           610,000.000
12589YAD1 0000000000       CMS PANHANDLE HLDG CO NT            540,000.000                 0.000           540,000.000
12589YAF6 0000000000       CMS PANHANDLE HLDG CO NT                  0.000         1,240,000.000         1,240,000.000
125924AU4 0000000000       CPS AUTO GRANTOR TR 1997-                 0.000            21,474.710            21,474.710
126650AD2 0000000000       CVS CORP NT                         860,000.000                 0.000           860,000.000
12669BTH5 0000000000       CWMBS INC PASS THRU CTFS            592,775.040                 0.000           592,775.040
130209QT9 0000000000       CALIFORNIA FED BK A FED S                 0.000            22,608.760            22,608.760
14426EAC0 0000000000       CAROUSEL CTR FIN INC MTG                  0.000         1,400,000.000         1,400,000.000
152312AG9 0000000000       CENTEX CORP SR NT                   435,000.000           590,000.000         1,025,000.000
152314DV9 0000000000       CENTEX HOME EQUITY LN TR                  0.000         1,068,376.870         1,068,376.870
161505DJ8 0000000000       CHASE COML MTG SECS CORP            959,393.734                 0.000           959,393.734
161505DK5 0000000000       CHASE COML MTG SECS CORP                  0.000         2,275,000.000         2,275,000.000
16151RAX1 0000000000       CHASE CR CARD OWNER TR            1,045,000.000                 0.000         1,045,000.000
161581BW2 0000000000       CHASE MANHATTAN AUTO OWN                  0.000         2,000,000.000         2,000,000.000
16161ABU1 0000000000       CHASE MANHATTAN CORP NEW          1,000,000.000                 0.000         1,000,000.000
166778AH3 0000000000       CHEVY CHASE AUTO RECEIVAB                 0.000            75,170.020            75,170.020
1689902A6 0000000000       CSFB SHORT FIXED SWAP*                   0.000        (1,250,000.000)       (1,250,000.000)
17303MJC4 0000000000       CITICORP MEDIUM TERM SUB                  0.000         1,455,000.000         1,455,000.000
17305EAC9 0000000000       CITIBANK CR CARD ISSUANCE           500,000.000           840,000.000         1,340,000.000
17305EAE5 0000000000       CITIBANK CR CARD ISSUANCE         1,805,000.000                 0.000         1,805,000.000
184502AK8 0000000000       CLEAR CHANNEL COMMUNICATI           490,000.000           885,000.000         1,375,000.000
20029PAF6 0000000000       COMCAST CABLE COMMUNICATI           410,000.000           320,000.000           730,000.000
20029PAL3 0000000000       COMCAST CABLE COMMUNICATI           360,000.000           555,000.000           915,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
125509BF5 0000000000       CIGNA CORP SR NT                240,736.59          382,211.25           622,947.84           0.12%
125509BG3 0000000000       CIGNA CORPORATION               324,036.24          273,434.28           597,470.52           0.12%
12589YAD1 0000000000       CMS PANHANDLE HLDG CO NT        508,486.68                0.00           508,486.68           0.10%
12589YAF6 0000000000       CMS PANHANDLE HLDG CO NT              0.00        1,038,157.76         1,038,157.76           0.20%
125924AU4 0000000000       CPS AUTO GRANTOR TR 1997-             0.00           21,504.44            21,504.44           0.00%
126650AD2 0000000000       CVS CORP NT                     866,161.04                0.00           866,161.04           0.17%
12669BTH5 0000000000       CWMBS INC PASS THRU CTFS        594,162.13                0.00           594,162.13           0.12%
130209QT9 0000000000       CALIFORNIA FED BK A FED S             0.00           22,608.76            22,608.76           0.00%
14426EAC0 0000000000       CAROUSEL CTR FIN INC MTG              0.00        1,422,890.00         1,422,890.00           0.28%
152312AG9 0000000000       CENTEX CORP SR NT               443,156.69          598,125.48         1,041,282.17           0.20%
152314DV9 0000000000       CENTEX HOME EQUITY LN TR              0.00        1,069,798.24         1,069,798.24           0.21%
161505DJ8 0000000000       CHASE COML MTG SECS CORP      1,010,999.52                0.00         1,010,999.52           0.20%
161505DK5 0000000000       CHASE COML MTG SECS CORP              0.00        2,382,744.00         2,382,744.00           0.46%
16151RAX1 0000000000       CHASE CR CARD OWNER TR        1,064,124.96                0.00         1,064,124.96           0.21%
161581BW2 0000000000       CHASE MANHATTAN AUTO OWN              0.00        1,993,562.40         1,993,562.40           0.39%
16161ABU1 0000000000       CHASE MANHATTAN CORP NEW        996,033.00                0.00           996,033.00           0.19%
166778AH3 0000000000       CHEVY CHASE AUTO RECEIVAB             0.00           75,553.62            75,553.62           0.01%
1689902A6 0000000000       CSFB SHORT FIXED SWAP*                0.00       (1,186,775.00)       (1,186,775.00)         -0.23%
17303MJC4 0000000000       CITICORP MEDIUM TERM SUB              0.00        1,469,391.41         1,469,391.41           0.28%
17305EAC9 0000000000       CITIBANK CR CARD ISSUANCE       529,861.95          888,036.66         1,417,898.61           0.27%
17305EAE5 0000000000       CITIBANK CR CARD ISSUANCE     1,932,220.55                0.00         1,932,220.55           0.37%
184502AK8 0000000000       CLEAR CHANNEL COMMUNICATI       506,150.40          909,733.98         1,415,884.38           0.27%
20029PAF6 0000000000       COMCAST CABLE COMMUNICATI       452,064.77          350,713.60           802,778.37           0.16%
20029PAL3 0000000000       COMCAST CABLE COMMUNICATI       361,565.64          554,549.90           916,115.54           0.18%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
207678AE3 0000000000       CONNECTICUT RRB SPL PURP            836,803.750         1,300,000.000         2,136,803.750
208251AE8 0000000000       CONOCO INC NT                     1,180,000.000         1,335,000.000         2,515,000.000
209615BX0 0000000000       CONSOLIDATED NAT GAS CO             260,000.000           300,000.000           560,000.000
210805BU0 0000000000       CONTINENTAL AIRLS PASS              708,046.940                 0.000           708,046.940
210805CB1 0000000000       CONTINENTAL AIRLS PASS TH                 0.000           627,674.900           627,674.900
210805CQ8 0000000000       CONTINENTAL AIRLS PASS TH                 0.000           383,025.610           383,025.610
224044AY3 0000000000       COX COMMUNICATIONS INC              525,000.000           670,000.000         1,195,000.000
225516AB9 0000000000       CREEKWOOD CAP CORP COLL N                 0.000           670,562.240           670,562.240
2259902A7 0000000000       CREDIT SUISSE FIRST BOSTO                 0.000         1,375,000.000         1,375,000.000
2259902B5 0000000000       CREDIT SUISSE FIRST BOSTO                 0.000        (1,375,000.000)       (1,375,000.000)
2259902C3 0000000000       CSFB LONG LIBOR SWAP*                     0.000         1,250,000.000         1,250,000.000
2259902D1 0000000000       CSFB CMBS SWAP LONG*                      0.000         1,500,000.000         1,500,000.000
2259902E9 0000000000       CSFB SMBS CWAP SHORT*                     0.000        (1,500,000.000)       (1,500,000.000)
229396AA4 0000000000       CRYSTAL RUN PPTY INC MTG                  0.000         1,100,000.000         1,100,000.000
233331AE7 0000000000       DTE ENERGY CO NT                    310,000.000           435,000.000           745,000.000
233835AK3 0000000000       DAIMLER CHRYSLER NORTH AM           315,000.000                 0.000           315,000.000
233835AP2 0000000000       DAIMLER CHRYSLER NORTH AM           440,000.000                 0.000           440,000.000
233835AQ0 0000000000       DAIMLER CHRYSLER NORTH AM           130,000.000           730,000.000           860,000.000
23383VAK6 0000000000       DAIMLERCHRYSLER AUTO TR 2         1,310,000.000                 0.000         1,310,000.000
23383VAQ3 0000000000       DAIMLERCHRYSLER AUTO TR                   0.000           947,300.140           947,300.140
23383VBC3 0000000000       DAIMLERCHRYSLER AUTO TR                   0.000         2,100,000.000         2,100,000.000
239753DJ2 0000000000       DAYTON HUDSON CORP DEB                    0.000           950,000.000           950,000.000
247126AC9 0000000000       DELPHI AUTOMOTIVE SYS COR           185,000.000           355,000.000           540,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
207678AE3 0000000000       CONNECTICUT RRB SPL PURP        849,339.07        1,314,209.00         2,163,548.07           0.42%
208251AE8 0000000000       CONOCO INC NT                 1,199,904.24        1,343,047.38         2,542,951.62           0.49%
209615BX0 0000000000       CONSOLIDATED NAT GAS CO         252,746.00          291,966.60           544,712.60           0.11%
210805BU0 0000000000       CONTINENTAL AIRLS PASS          622,306.49                0.00           622,306.49           0.12%
210805CB1 0000000000       CONTINENTAL AIRLS PASS TH             0.00          545,525.81           545,525.81           0.11%
210805CQ8 0000000000       CONTINENTAL AIRLS PASS TH             0.00          326,744.90           326,744.90           0.06%
224044AY3 0000000000       COX COMMUNICATIONS INC          560,607.08          711,937.31         1,272,544.39           0.25%
225516AB9 0000000000       CREEKWOOD CAP CORP COLL N             0.00          717,407.72           717,407.72           0.14%
2259902A7 0000000000       CREDIT SUISSE FIRST BOSTO             0.00        1,387,883.75         1,387,883.75           0.27%
2259902B5 0000000000       CREDIT SUISSE FIRST BOSTO             0.00       (1,375,013.75)       (1,375,013.75)         -0.27%
2259902C3 0000000000       CSFB LONG LIBOR SWAP*                 0.00        1,250,012.50         1,250,012.50           0.24%
2259902D1 0000000000       CSFB CMBS SWAP LONG*                  0.00        1,456,830.00         1,456,830.00           0.28%
2259902E9 0000000000       CSFB SMBS CWAP SHORT*                 0.00       (1,500,015.00)       (1,500,015.00)         -0.29%
229396AA4 0000000000       CRYSTAL RUN PPTY INC MTG              0.00        1,121,197.00         1,121,197.00           0.22%
233331AE7 0000000000       DTE ENERGY CO NT                319,905.43          446,530.55           766,435.98           0.15%
233835AK3 0000000000       DAIMLER CHRYSLER NORTH AM       330,223.64                0.00           330,223.64           0.06%
233835AP2 0000000000       DAIMLER CHRYSLER NORTH AM       456,536.96                0.00           456,536.96           0.09%
233835AQ0 0000000000       DAIMLER CHRYSLER NORTH AM       138,776.43          773,467.85           912,244.28           0.18%
23383VAK6 0000000000       DAIMLERCHRYSLER AUTO TR 2     1,357,107.21                0.00         1,357,107.21           0.26%
23383VAQ3 0000000000       DAIMLERCHRYSLER AUTO TR               0.00          963,292.27           963,292.27           0.19%
23383VBC3 0000000000       DAIMLERCHRYSLER AUTO TR               0.00        2,118,730.53         2,118,730.53           0.41%
239753DJ2 0000000000       DAYTON HUDSON CORP DEB                0.00          949,727.35           949,727.35           0.18%
247126AC9 0000000000       DELPHI AUTOMOTIVE SYS COR       166,776.02          314,083.06           480,859.08           0.09%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
250847DS6 0000000000       DETROIT EDISON CO                   120,000.000                 0.000           120,000.000
250854AE6 0000000000       DETROIT EDISON                      685,000.000         1,035,000.000         1,720,000.000
25156PAB9 0000000000       DEUTSCHE TELEKOM INT FIN            555,000.000                 0.000           555,000.000
25156PAC7 0000000000       DEUTSCHE TELEKOM INTL FIN                 0.000           270,000.000           270,000.000
268766BH4 0000000000       EOP OPER LTD PARTNERSHIP                  0.000           865,000.000           865,000.000
268917FP1 0000000000       EQCC HOME EQUITY LN TR                    0.000            24,786.400            24,786.400
29444GAH0 0000000000       EQUITABLE COS INC NT                      0.000           760,000.000           760,000.000
309588AC5 0000000000       FARMERS EXCH CAP                  2,500,000.000         1,045,000.000         3,545,000.000
309601AA0 0000000000       FARMERS INS EXCHANGE SURP                 0.000           975,000.000           975,000.000
31282YC80 0000000000       FHLMC CORP PC ST GROUP NO                 0.000         4,180,927.430         4,180,927.430
31282YCD9 0000000000       FHLMC CORP PC ST GROUP NO                 0.000         1,393,919.170         1,393,919.170
31283HNJ0 0000000000       FHLMC GOLD PC GROUP NO:                   0.000         1,067,123.590         1,067,123.590
31290K2Q1 0000000000       FHLMC CORP PC GROUP NO:                   0.000           210,032.820           210,032.820
31290K3A5 0000000000       FHLMC CORP PC GROUP NO:                   0.000            90,625.500            90,625.500
31292HCH5 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           566,566.590           566,566.590
31292HCV4 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           467,617.970           467,617.970
31292HGQ1 0000000000       FHLMC GOLD PC GROUP NO:                   0.000         2,629,334.210         2,629,334.210
31292HLY8 0000000000       FHLMC GOLD PC GROUP NO:              74,410.370                 0.000            74,410.370
31292HMB7 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           207,726.110           207,726.110
31292HMX9 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           255,867.840           255,867.840
31293XWZ7 0000000000       FHLMC GOLD PC GROUP NO:             197,473.370                 0.000           197,473.370
31293YGX8 0000000000       FHLMC GOLD PC GROUP NO:              52,333.330                 0.000            52,333.330
31294GCC6 0000000000       FHLMC GOLD PC GROUP NO:             432,267.600                 0.000           432,267.600

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
250847DS6 0000000000       DETROIT EDISON CO               117,855.60                0.00           117,855.60           0.02%
250854AE6 0000000000       DETROIT EDISON                  688,846.14        1,033,160.91         1,722,007.05           0.33%
25156PAB9 0000000000       DEUTSCHE TELEKOM INT FIN        607,385.90                0.00           607,385.90           0.12%
25156PAC7 0000000000       DEUTSCHE TELEKOM INTL FIN             0.00          297,327.24           297,327.24           0.06%
268766BH4 0000000000       EOP OPER LTD PARTNERSHIP              0.00          821,405.73           821,405.73           0.16%
268917FP1 0000000000       EQCC HOME EQUITY LN TR                0.00           24,786.40            24,786.40           0.00%
29444GAH0 0000000000       EQUITABLE COS INC NT                  0.00          773,454.28           773,454.28           0.15%
309588AC5 0000000000       FARMERS EXCH CAP              1,985,835.00          824,338.85         2,810,173.85           0.54%
309601AA0 0000000000       FARMERS INS EXCHANGE SURP             0.00          926,788.20           926,788.20           0.18%
31282YC80 0000000000       FHLMC CORP PC ST GROUP NO             0.00          779,324.87           779,324.87           0.15%
31282YCD9 0000000000       FHLMC CORP PC ST GROUP NO             0.00          295,984.80           295,984.80           0.06%
31283HNJ0 0000000000       FHLMC GOLD PC GROUP NO:               0.00        1,116,049.07         1,116,049.07           0.22%
31290K2Q1 0000000000       FHLMC CORP PC GROUP NO:               0.00          231,262.94           231,262.94           0.04%
31290K3A5 0000000000       FHLMC CORP PC GROUP NO:               0.00          100,040.58           100,040.58           0.02%
31292HCH5 0000000000       FHLMC GOLD PC GROUP NO:               0.00          592,542.54           592,542.54           0.11%
31292HCV4 0000000000       FHLMC GOLD PC GROUP NO:               0.00          489,057.32           489,057.32           0.09%
31292HGQ1 0000000000       FHLMC GOLD PC GROUP NO:               0.00        2,779,700.57         2,779,700.57           0.54%
31292HLY8 0000000000       FHLMC GOLD PC GROUP NO:          78,037.88                0.00            78,037.88           0.02%
31292HMB7 0000000000       FHLMC GOLD PC GROUP NO:               0.00          217,249.94           217,249.94           0.04%
31292HMX9 0000000000       FHLMC GOLD PC GROUP NO:               0.00          267,598.87           267,598.87           0.05%
31293XWZ7 0000000000       FHLMC GOLD PC GROUP NO:         207,100.20                0.00           207,100.20           0.04%
31293YGX8 0000000000       FHLMC GOLD PC GROUP NO:          54,796.24                0.00            54,796.24           0.01%
31294GCC6 0000000000       FHLMC GOLD PC GROUP NO:         453,340.65                0.00           453,340.65           0.09%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
31294GNH3 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           903,313.810           903,313.810
31294GSZ8 0000000000       FHLMC GOLD PC GROUP NO:                   0.000            53,874.690            53,874.690
31295VLV0 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           311,478.290           311,478.290
31295W7B8 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           342,617.570           342,617.570
31295WUQ9 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           233,671.350           233,671.350
31297YVY5 0000000000       FHLMC GOLD PC GROUP NO:             662,950.210                 0.000           662,950.210
31297YWY4 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           570,139.070           570,139.070
31298AWH2 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           876,133.670           876,133.670
31298CNT2 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           850,626.770           850,626.770
31298D2H9 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           737,797.120           737,797.120
31298D3H8 0000000000       FHLMC GOLD PC GROUP NO:              21,442.940                 0.000            21,442.940
31298D4E4 0000000000       FHLMC GOLD PC GROUP NO:              23,616.990                 0.000            23,616.990
31298DZ83 0000000000       FHLMC GOLD PC GROUP NO:              76,502.830                 0.000            76,502.830
31298EK53 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           720,024.840           720,024.840
31298FR53 0000000000       FHLMC GOLD PC GROUP NO:                   0.000            46,736.810            46,736.810
31298G5X4 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           619,552.500           619,552.500
31298HYL6 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           324,346.360           324,346.360
31298LFA2 0000000000       FHLMC GOLD PC GROUP NO:              42,053.640                 0.000            42,053.640
31298P7G9 0000000000       FHLMC GOLD PC GROUP NO:             849,198.340                 0.000           849,198.340
31298PCK4 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           708,283.540           708,283.540
31298PXH8 0000000000       FHLMC GOLD PC GROUP NO:             905,601.100                 0.000           905,601.100
31298PXJ4 0000000000       FHLMC GOLD PC GROUP NO:             643,368.430                 0.000           643,368.430
31298RTY2 0000000000       FHLMC GOLD PC GROUP NO:                   0.000         1,861,606.980         1,861,606.980
31298UD55 0000000000       FHLMC GOLD PC GROUP NO:                   0.000           227,415.310           227,415.310
313385RJ7 0000000000       FEDERAL HOME LN BK CONS D        12,000,000.000        10,000,000.000        22,000,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)     Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31294GNH3 0000000000       FHLMC GOLD PC GROUP NO:               0.00          944,728.94           944,728.94           0.18%
31294GSZ8 0000000000       FHLMC GOLD PC GROUP NO:               0.00           56,344.74            56,344.74           0.01%
31295VLV0 0000000000       FHLMC GOLD PC GROUP NO:               0.00          348,251.42           348,251.42           0.07%
31295W7B8 0000000000       FHLMC GOLD PC GROUP NO:               0.00          379,884.08           379,884.08           0.07%
31295WUQ9 0000000000       FHLMC GOLD PC GROUP NO:               0.00          259,090.12           259,090.12           0.05%
31297YVY5 0000000000       FHLMC GOLD PC GROUP NO:         694,149.97                0.00           694,149.97           0.13%
31297YWY4 0000000000       FHLMC GOLD PC GROUP NO:               0.00          596,278.81           596,278.81           0.12%
31298AWH2 0000000000       FHLMC GOLD PC GROUP NO:               0.00          916,302.65           916,302.65           0.18%
31298CNT2 0000000000       FHLMC GOLD PC GROUP NO:               0.00          889,626.31           889,626.31           0.17%
31298D2H9 0000000000       FHLMC GOLD PC GROUP NO:               0.00          771,623.64           771,623.64           0.15%
31298D3H8 0000000000       FHLMC GOLD PC GROUP NO:          22,488.28                0.00            22,488.28           0.00%
31298D4E4 0000000000       FHLMC GOLD PC GROUP NO:          24,768.32                0.00            24,768.32           0.00%
31298DZ83 0000000000       FHLMC GOLD PC GROUP NO:          80,232.34                0.00            80,232.34           0.02%
31298EK53 0000000000       FHLMC GOLD PC GROUP NO:               0.00          753,036.54           753,036.54           0.15%
31298FR53 0000000000       FHLMC GOLD PC GROUP NO:               0.00           48,879.60            48,879.60           0.01%
31298G5X4 0000000000       FHLMC GOLD PC GROUP NO:               0.00          647,957.74           647,957.74           0.13%
31298HYL6 0000000000       FHLMC GOLD PC GROUP NO:               0.00          339,216.99           339,216.99           0.07%
31298LFA2 0000000000       FHLMC GOLD PC GROUP NO:          44,032.77                0.00            44,032.77           0.01%
31298P7G9 0000000000       FHLMC GOLD PC GROUP NO:         889,163.31                0.00           889,163.31           0.17%
31298PCK4 0000000000       FHLMC GOLD PC GROUP NO:               0.00          740,756.92           740,756.92           0.14%
31298PXH8 0000000000       FHLMC GOLD PC GROUP NO:         948,220.50                0.00           948,220.50           0.18%
31298PXJ4 0000000000       FHLMC GOLD PC GROUP NO:         673,646.64                0.00           673,646.64           0.13%
31298RTY2 0000000000       FHLMC GOLD PC GROUP NO:               0.00        1,946,957.94         1,946,957.94           0.38%
31298UD55 0000000000       FHLMC GOLD PC GROUP NO:               0.00          237,841.85           237,841.85           0.05%
313385RJ7 0000000000       FEDERAL HOME LN BK CONS D    11,997,980.00        9,998,558.33        21,996,538.33           4.26%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
313385TZ9 0000000000       FHLB DISC NT                              0.000         8,525,000.000         8,525,000.000
313397RG8 0000000000       FEDERAL HOME LN MTG CORP          9,000,000.000                 0.000         9,000,000.000
313397RN3 0000000000       FEDERAL HOME LN MTG CORP         12,000,000.000                 0.000        12,000,000.000
3133T4M78 0000000000       FEDERAL HOME LN MTG CORP          1,617,974.960                 0.000         1,617,974.960
3133T5AK9 0000000000       FEDERAL HOME LN MTG CORP                  0.000           408,636.900           408,636.900
3133T87K7 0000000000       FEDERAL HOME LN MTG CORP                  0.000         2,550,000.000         2,550,000.000
3133TAF72 0000000000       FEDERAL HOME LN MTG CORP                  0.000         5,749,174.390         5,749,174.390
3133TKH94 0000000000       FEDERAL HOME LN MTG CORP          2,187,125.080                 0.000         2,187,125.080
3133TP4U0 0000000000       FEDERAL HOME LN MTG CORP                  0.000         3,314,347.190         3,314,347.190
3134014H1 0000000000       FHLMC CORP PC GROUP NO:                   0.000           101,032.830           101,032.830
313401DV0 0000000000       FHLMC CORP PC GROUP NO:                   0.000            24,323.402            24,323.402
313401GP0 0000000000       FHLMC CORP PC GROUP NO:                   0.000            70,265.280            70,265.280
313401JZ5 0000000000       FHLMC CORP PC GROUP NO:               3,413.440                 0.000             3,413.440
31340AFR7 0000000000       FHLMC CORP PC GROUP NO:                   0.000            17,035.830            17,035.830
31340VVZ5 0000000000       FHLMC CORP PC GROUP NO:                   0.000            40,055.180            40,055.180
31340YRF8 0000000000       FEDERAL HOME LN MTG CORP                  0.000           130,745.240           130,745.240
313421EC9 0000000000       FHLMC CORP PC GROUP NO:                   0.000               974.090               974.090
31344WP37 0000000000       FHLMC CORP PC GROUP NO:                   0.000            58,413.800            58,413.800
31353WHS9 0000000000       FHLMC CORP PC GROUP NO:                   0.000            46,607.610            46,607.610
313589TY9 0000000000       FEDERAL NATL MTG ASSN DIS         9,600,000.000                 0.000         9,600,000.000
31358MJY1 0000000000       FEDERAL NATL MTG ASSN GTD                 0.000            78,655.510            78,655.510
31358SSW2 0000000000       FEDERAL NATL MTG ASSN GTD         3,927,590.160                 0.000         3,927,590.160
31359KAD9 0000000000       FEDERAL HOME LOAN MORTGAG                 0.000            40,453.240            40,453.240
31359MFP3 0000000000       FEDERAL NATL MTG ASSN CON                 0.000         2,625,000.000         2,625,000.000
31359MGK3 0000000000       FEDERAL NATL MTG ASSN                     0.000         1,250,000.000         1,250,000.000
31359QYV0 0000000000       FEDERAL NATL MTG ASSN GTD         4,168,550.270                 0.000         4,168,550.270

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
313385TZ9 0000000000       FHLB DISC NT                          0.00        8,498,430.42         8,498,430.42           1.65%
313397RG8 0000000000       FEDERAL HOME LN MTG CORP      8,999,490.00                0.00         8,999,490.00           1.74%
313397RN3 0000000000       FEDERAL HOME LN MTG CORP     11,995,566.67                0.00        11,995,566.67           2.33%
3133T4M78 0000000000       FEDERAL HOME LN MTG CORP        230,723.23                0.00           230,723.23           0.04%
3133T5AK9 0000000000       FEDERAL HOME LN MTG CORP              0.00          408,461.19           408,461.19           0.08%
3133T87K7 0000000000       FEDERAL HOME LN MTG CORP              0.00        1,044,480.00         1,044,480.00           0.20%
3133TAF72 0000000000       FEDERAL HOME LN MTG CORP              0.00          168,450.81           168,450.81           0.03%
3133TKH94 0000000000       FEDERAL HOME LN MTG CORP        250,863.25                0.00           250,863.25           0.05%
3133TP4U0 0000000000       FEDERAL HOME LN MTG CORP              0.00          173,340.36           173,340.36           0.03%
3134014H1 0000000000       FHLMC CORP PC GROUP NO:               0.00          113,227.49           113,227.49           0.02%
313401DV0 0000000000       FHLMC CORP PC GROUP NO:               0.00           25,534.97            25,534.97           0.00%
313401GP0 0000000000       FHLMC CORP PC GROUP NO:               0.00           77,572.87            77,572.87           0.02%
313401JZ5 0000000000       FHLMC CORP PC GROUP NO:           3,923.95                0.00             3,923.95           0.00%
31340AFR7 0000000000       FHLMC CORP PC GROUP NO:               0.00           19,087.28            19,087.28           0.00%
31340VVZ5 0000000000       FHLMC CORP PC GROUP NO:               0.00           44,848.98            44,848.98           0.01%
31340YRF8 0000000000       FEDERAL HOME LN MTG CORP              0.00          137,810.71           137,810.71           0.03%
313421EC9 0000000000       FHLMC CORP PC GROUP NO:               0.00            1,088.92             1,088.92           0.00%
31344WP37 0000000000       FHLMC CORP PC GROUP NO:               0.00           65,404.76            65,404.76           0.01%
31353WHS9 0000000000       FHLMC CORP PC GROUP NO:               0.00           51,449.67            51,449.67           0.01%
313589TY9 0000000000       FEDERAL NATL MTG ASSN DIS     9,571,008.00                0.00         9,571,008.00           1.86%
31358MJY1 0000000000       FEDERAL NATL MTG ASSN GTD             0.00           78,605.96            78,605.96           0.02%
31358SSW2 0000000000       FEDERAL NATL MTG ASSN GTD       264,719.58                0.00           264,719.58           0.05%
31359KAD9 0000000000       FEDERAL HOME LOAN MORTGAG             0.00           30,793.01            30,793.01           0.01%
31359MFP3 0000000000       FEDERAL NATL MTG ASSN CON             0.00        2,929,752.00         2,929,752.00           0.57%
31359MGK3 0000000000       FEDERAL NATL MTG ASSN                 0.00        1,288,898.75         1,288,898.75           0.25%
31359QYV0 0000000000       FEDERAL NATL MTG ASSN GTD       355,577.34                0.00           355,577.34           0.07%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
31359S5K2 0000000000       FNRA CL024FA R01F024                      0.000            90,017.670            90,017.670
31359WPN5 0000000000       FEDERAL NATL MTG ASSN GTD                 0.000         5,836,356.950         5,836,356.950
313606UE3 0000000000       FNMA PASS THRU CTF POOL N                 0.000            65,038.260            65,038.260
313608FP1 0000000000       FNMA PASS THRU CTF POOL N                 0.000            19,913.240            19,913.240
3136185V8 0000000000       FNMA PASS THRU CTF POOL N                 0.000            24,630.410            24,630.410
31362TBU6 0000000000       FNMA PASS THRU CTF POOL N                 0.000           488,925.180           488,925.180
31364HN86 0000000000       FNMA PASS THRU CTF ST POO                 0.000           801,583.190           801,583.190
31364HS65 0000000000       FEDERAL NATL MTG ASSN STR                 0.000         1,744,829.640         1,744,829.640
31364JN82 0000000000       FEDERAL NATL MTG ASSN STR                 0.000         4,710,579.710         4,710,579.710
31364JT29 0000000000       FNMA STRIPPED MTG BACKED                  0.000           755,156.290           755,156.290
31369JX52 0000000000       FNMA PASS THRU CTF POOL N                 0.000            19,741.950            19,741.950
3136FAEN6 0000000000       FNMA PASS THRU CTF ST             7,434,531.790         7,403,628.140        14,838,159.930
3136FAEP1 0000000000       FNMA PASS THRU CTF ST             8,321,185.640         7,403,628.140        15,724,813.780
31371J6H2 0000000000       FNMA PASS THRU CTF POOL N                 0.000           388,357.650           388,357.650
31371JJL9 0000000000       FNMA PASS THRU CTF POOL N                 0.000         1,102,001.580         1,102,001.580
31371JNQ3 0000000000       FNMA PASS THRU CTF POOL N            55,629.240         2,187,897.250         2,243,526.490
31371JSE5 0000000000       FNMA PASS THRU CTF POOL N                 0.000           195,910.550           195,910.550
31371JUX0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           455,978.490           455,978.490
31371JYS7 0000000000       FNMA PASS THRU CTF POOL N                 0.000         1,253,853.080         1,253,853.080
31371KBQ3 0000000000       FNMA PASS THRU CTF POOL N         2,247,879.940                 0.000         2,247,879.940
31371KEZ0 0000000000       FNMA PASS THRU CTF POOL N                 0.000            82,239.860            82,239.860
31373TWS5 0000000000       FNMA PASS THRU CTF POOL N                 0.000           205,317.920           205,317.920
31373UE37 0000000000       FNMA PASS THRU CTF POOL N                 0.000           209,279.230           209,279.230
31374GC96 0000000000       FNMA PASS THRU CTF POOL N         1,052,319.277                 0.000         1,052,319.277

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31359S5K2 0000000000       FNRA CL024FA R01F024                  0.00           89,888.94            89,888.94           0.02%
31359WPN5 0000000000       FEDERAL NATL MTG ASSN GTD             0.00          469,243.10           469,243.10           0.09%
313606UE3 0000000000       FNMA PASS THRU CTF POOL N             0.00           74,048.01            74,048.01           0.01%
313608FP1 0000000000       FNMA PASS THRU CTF POOL N             0.00           22,701.69            22,701.69           0.00%
3136185V8 0000000000       FNMA PASS THRU CTF POOL N             0.00           27,917.83            27,917.83           0.01%
31362TBU6 0000000000       FNMA PASS THRU CTF POOL N             0.00          519,024.39           519,024.39           0.10%
31364HN86 0000000000       FNMA PASS THRU CTF ST POO             0.00          177,350.28           177,350.28           0.03%
31364HS65 0000000000       FEDERAL NATL MTG ASSN STR             0.00          396,669.57           396,669.57           0.08%
31364JN82 0000000000       FEDERAL NATL MTG ASSN STR             0.00          886,907.95           886,907.95           0.17%
31364JT29 0000000000       FNMA STRIPPED MTG BACKED              0.00          141,236.88           141,236.88           0.03%
31369JX52 0000000000       FNMA PASS THRU CTF POOL N             0.00           22,149.28            22,149.28           0.00%
3136FAEN6 0000000000       FNMA PASS THRU CTF ST         6,513,318.96        6,368,230.74        12,881,549.70           2.50%
3136FAEP1 0000000000       FNMA PASS THRU CTF ST         1,452,296.53                0.00         1,452,296.53           0.28%
31371J6H2 0000000000       FNMA PASS THRU CTF POOL N             0.00          411,294.83           411,294.83           0.08%
31371JJL9 0000000000       FNMA PASS THRU CTF POOL N             0.00        1,167,088.00         1,167,088.00           0.23%
31371JNQ3 0000000000       FNMA PASS THRU CTF POOL N        58,966.99        2,317,118.84         2,376,085.83           0.46%
31371JSE5 0000000000       FNMA PASS THRU CTF POOL N             0.00          207,481.42           207,481.42           0.04%
31371JUX0 0000000000       FNMA PASS THRU CTF POOL N             0.00          482,909.49           482,909.49           0.09%
31371JYS7 0000000000       FNMA PASS THRU CTF POOL N             0.00        1,327,908.15         1,327,908.15           0.26%
31371KBQ3 0000000000       FNMA PASS THRU CTF POOL N     2,353,109.94                0.00         2,353,109.94           0.46%
31371KEZ0 0000000000       FNMA PASS THRU CTF POOL N             0.00           84,633.62            84,633.62           0.02%
31373TWS5 0000000000       FNMA PASS THRU CTF POOL N             0.00          227,580.54           227,580.54           0.04%
31373UE37 0000000000       FNMA PASS THRU CTF POOL N             0.00          240,719.25           240,719.25           0.05%
31374GC96 0000000000       FNMA PASS THRU CTF POOL N     1,104,079.71                0.00         1,104,079.71           0.21%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value        Shares/Par Value
    ------------           --------------------          ---------------------   ------------------       ----------------
31374S2E0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           136,556.320           136,556.320
31374S6B2 0000000000       FNMA PASS THRU CTF POOL N                 0.000           998,783.700           998,783.700
31374TBA6 0000000000       FNMA PASS THRU CTF POOL N                 0.000           644,930.390           644,930.390
31376MJE3 0000000000       FNMA PASS THRU CTF POOL N                 0.000           189,725.140           189,725.140
31378S2M8 0000000000       FNMA PASS THRU CTF POOL N                 0.000            47,328.950            47,328.950
31379BZB2 0000000000       FNMA PASS THRU CTF POOL N            22,137.516                 0.000            22,137.516
31379RFR4 0000000000       FNMA PASS THRU CTF POOL N                 0.000           773,864.790           773,864.790
31384NEC0 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31384NUW8 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31384TAQ0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           440,902.880           440,902.880
31384TSM0 0000000000       FNMA PASS THRU CTF POOL N           116,971.780                 0.000           116,971.780
31384V2V3 0000000000       FNMA PASS THRU CTF POOL N                 0.000           715,725.180           715,725.180
31384VNL2 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31384VT36 0000000000       FNMA PASS THRU CTF POOL N           485,838.055                 0.000           485,838.055
31384VVZ2 0000000000       FNMA PASS THRU CTF POOL N         3,401,900.421           131,744.830         3,533,645.251
31384VY89 0000000000       FNMA PASS THRU CTF POOL N                 0.000           316,652.930           316,652.930
31384VZD7 0000000000       FNMA PASS THRU CTF POOL N         1,919,379.693                 0.000         1,919,379.693
31384WD72 0000000000       FNMA PASS THRU CTF POOL N                 0.000           499,444.260           499,444.260
31384WLA6 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31384WXN5 0000000000       FNMA PASS THRU CTF POOL N                 0.000            12,679.740            12,679.740
31384XN46 0000000000       FNMA PASS THRU CTF POOL N            35,481.738                 0.000            35,481.738
31384XZK7 0000000000       FNMA PASS THRU CTF POOL N            24,044.184                 0.000            24,044.184
31384YLS3 0000000000       FNMA PASS THRU CTF POOL N            52,205.133                 0.000            52,205.133
31384YPR1 0000000000       FNMA PASS THRU CTF POOL N            14,207.038                 0.000            14,207.038
31384YQV1 0000000000       FNMA PASS THRU CTF POOL N            47,718.593                 0.000            47,718.593

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio           Portfolio        Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value      Market Value          Market Value      % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31374S2E0 0000000000       FNMA PASS THRU CTF POOL N             0.00          153,422.39           153,422.39           0.03%
31374S6B2 0000000000       FNMA PASS THRU CTF POOL N             0.00        1,093,108.83         1,093,108.83           0.21%
31374TBA6 0000000000       FNMA PASS THRU CTF POOL N             0.00          714,666.71           714,666.71           0.14%
31376MJE3 0000000000       FNMA PASS THRU CTF POOL N             0.00          213,169.48           213,169.48           0.04%
31378S2M8 0000000000       FNMA PASS THRU CTF POOL N             0.00           52,471.24            52,471.24           0.01%
31379BZB2 0000000000       FNMA PASS THRU CTF POOL N        23,465.77                0.00            23,465.77           0.00%
31379RFR4 0000000000       FNMA PASS THRU CTF POOL N             0.00          879,334.82           879,334.82           0.17%
31384NEC0 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31384NUW8 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31384TAQ0 0000000000       FNMA PASS THRU CTF POOL N             0.00          466,943.49           466,943.49           0.09%
31384TSM0 0000000000       FNMA PASS THRU CTF POOL N       122,447.58                0.00           122,447.58           0.02%
31384V2V3 0000000000       FNMA PASS THRU CTF POOL N             0.00          757,997.34           757,997.34           0.15%
31384VNL2 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31384VT36 0000000000       FNMA PASS THRU CTF POOL N       514,988.34                0.00           514,988.34           0.10%
31384VVZ2 0000000000       FNMA PASS THRU CTF POOL N     3,606,014.45          139,525.94         3,745,540.39           0.73%
31384VY89 0000000000       FNMA PASS THRU CTF POOL N             0.00          335,355.09           335,355.09           0.07%
31384VZD7 0000000000       FNMA PASS THRU CTF POOL N     2,034,542.47                0.00         2,034,542.47           0.39%
31384WD72 0000000000       FNMA PASS THRU CTF POOL N             0.00          528,942.44           528,942.44           0.10%
31384WLA6 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31384WXN5 0000000000       FNMA PASS THRU CTF POOL N             0.00           13,428.63            13,428.63           0.00%
31384XN46 0000000000       FNMA PASS THRU CTF POOL N        37,610.64                0.00            37,610.64           0.01%
31384XZK7 0000000000       FNMA PASS THRU CTF POOL N        25,486.84                0.00            25,486.84           0.00%
31384YLS3 0000000000       FNMA PASS THRU CTF POOL N        55,337.44                0.00            55,337.44           0.01%
31384YPR1 0000000000       FNMA PASS THRU CTF POOL N        15,059.46                0.00            15,059.46           0.00%
31384YQV1 0000000000       FNMA PASS THRU CTF POOL N        50,581.71                0.00            50,581.71           0.01%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)        Shares/Par Value       Shares/Par Value        Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
31385AGE1 0000000000       FNMA PASS THRU CTF POOL N             7,780.600                 0.000             7,780.600
31385AJZ1 0000000000       FNMA PASS THRU CTF POOL N                 0.000            39,212.990            39,212.990
31385AUL9 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385AUM7 0000000000       FNMA PASS THRU CTF POOL N                 0.000           114,100.570           114,100.570
31385AZK6 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385DL25 0000000000       FNMA PASS THRU CTF POOL N            13,202.058                 0.000            13,202.058
31385DNE7 0000000000       FNMA PASS THRU CTF POOL N            18,588.483                 0.000            18,588.483
31385DQM6 0000000000       FNMA PASS THRU CTF POOL N            30,780.036                 0.000            30,780.036
31385E6G9 0000000000       FNMA PASS THRU CTF POOL N            12,768.520                 0.000            12,768.520
31385EPT0 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385ERN1 0000000000       FNMA PASS THRU CTF POOL N           104,410.440                 0.000           104,410.440
31385F4N3 0000000000       FNMA PASS THRU CTF POOL N           117,482.450                 0.000           117,482.450
31385F5T9 0000000000       FNMA PASS THRU CTF POOL N                 0.000            42,178.210            42,178.210
31385FGV2 0000000000       FNMA PASS THRU CTF POOL N            22,823.403                 0.000            22,823.403
31385FLP9 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385FLV6 0000000000       FNMA PASS THRU CTF POOL N            30,550.506                 0.000            30,550.506
31385GFR0 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385GNB6 0000000000       FNMA PASS THRU CTF POOL N                 0.000           433,325.310           433,325.310
31385GX74 0000000000       FNMA PASS THRU CTF POOL              27,045.792                 0.000            27,045.792
31385HLQ3 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385HLW0 0000000000       FNMA PASS THRU CTF POOL N                 0.000            80,292.480            80,292.480

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio           Portfolio        Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value       Market Value         Market Value      % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31385AGE1 0000000000       FNMA PASS THRU CTF POOL N         8,247.44                0.00             8,247.44           0.00%
31385AJZ1 0000000000       FNMA PASS THRU CTF POOL N             0.00           41,528.99            41,528.99           0.01%
31385AUL9 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385AUM7 0000000000       FNMA PASS THRU CTF POOL N             0.00          120,839.58           120,839.58           0.02%
31385AZK6 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385DL25 0000000000       FNMA PASS THRU CTF POOL N        13,994.18                0.00            13,994.18           0.00%
31385DNE7 0000000000       FNMA PASS THRU CTF POOL N        19,703.79                0.00            19,703.79           0.00%
31385DQM6 0000000000       FNMA PASS THRU CTF POOL N        32,626.84                0.00            32,626.84           0.01%
31385E6G9 0000000000       FNMA PASS THRU CTF POOL N        13,534.63                0.00            13,534.63           0.00%
31385EPT0 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385ERN1 0000000000       FNMA PASS THRU CTF POOL N       110,675.07                0.00           110,675.07           0.02%
31385F4N3 0000000000       FNMA PASS THRU CTF POOL N       122,982.16                0.00           122,982.16           0.02%
31385F5T9 0000000000       FNMA PASS THRU CTF POOL N             0.00           44,669.34            44,669.34           0.01%
31385FGV2 0000000000       FNMA PASS THRU CTF POOL N        24,192.81                0.00            24,192.81           0.00%
31385FLP9 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385FLV6 0000000000       FNMA PASS THRU CTF POOL N        32,383.54                0.00            32,383.54           0.01%
31385GFR0 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385GNB6 0000000000       FNMA PASS THRU CTF POOL N             0.00          458,918.37           458,918.37           0.09%
31385GX74 0000000000       FNMA PASS THRU CTF POOL          28,668.54                0.00            28,668.54           0.01%
31385HLQ3 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385HLW0 0000000000       FNMA PASS THRU CTF POOL N             0.00           85,034.71            85,034.71           0.02%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value        Shares/Par Value
    ------------           --------------------          ---------------------   ------------------       ----------------
31385HV82 0000000000       FNMA PASS THRU CTF POOL N           991,670.230                 0.000           991,670.230
31385JUW6 0000000000       FNMA PASS THRU CTF POOL N            18,660.487                 0.000            18,660.487
31385K3Q6 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31385KF83 0000000000       FNMA PASS THRU CTF POOL N                 0.000           117,424.930           117,424.930
31385KGQ2 0000000000       FNMA PASS THRU CTF POOL N                 0.000           165,964.870           165,964.870
31385KKK0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           297,060.450           297,060.450
31385KPS8 0000000000       FNMA PASS THRU CTF POOL N                 0.000            40,761.640            40,761.640
31385NFP9 0000000000       FNMA PASS THRU CTF POOL N                 0.000            78,673.080            78,673.080
31385P5Y6 0000000000       FNMA PASS THRU CTF POOL N         1,451,626.160           569,994.440         2,021,620.600
31385PS96 0000000000       FNMA PASS THRU CTF POOL N                 0.000           844,148.140           844,148.140
31385QDE9 0000000000       FNMA PASS THRU CTF POOL N            30,457.390                 0.000            30,457.390
31385RFN5 0000000000       FNMA PASS THRU CTF POOL N            28,128.910                 0.000            28,128.910
31385UE90 0000000000       FNMA PASS THRU CTF POOL N                 0.000           909,466.610           909,466.610
31385VBN0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           738,986.230           738,986.230
31385XVG9 0000000000       FNMA PASS THRU CTF POOL N                 0.000           300,509.400           300,509.400
31385YG66 0000000000       FNMA PASS THRU CTF POOL N                 0.000           166,193.900           166,193.900
31385YJJ5 0000000000       FNMA PASS THRU CTF POOL N                 0.000           132,345.450           132,345.450
31386DUY4 0000000000       FNMA PASS THRU CTF POOL N                 0.000           133,535.140           133,535.140
31386EG85 0000000000       FNMA PASS THRU CTF POOL N                 0.000           456,376.670           456,376.670
31386EPR3 0000000000       FNMA PASS THRU CTF POOL N                 0.000           909,338.670           909,338.670
31386GB85 0000000000       FNMA PASS THRU CTF POOL N                 0.000           407,685.320           407,685.320
31386GBX0 0000000000       FNMA PASS THRU CTF POOL N                 0.000           953,663.470           953,663.470
31386HCY5 0000000000       FNMA PASS THRU CTF POOL N                 0.000                 0.010                 0.010
31386HKM2 0000000000       FNMA PASS THRU CTF POOL N                 0.000           770,393.420           770,393.420
31386HPU9 0000000000       FNMA PASS THRU CTF POOL N                 0.000           473,505.360           473,505.360

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value        Market Value         Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31385HV82 0000000000       FNMA PASS THRU CTF POOL N     1,038,093.29                0.00         1,038,093.29           0.20%
31385JUW6 0000000000       FNMA PASS THRU CTF POOL N        19,780.12                0.00            19,780.12           0.00%
31385K3Q6 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31385KF83 0000000000       FNMA PASS THRU CTF POOL N             0.00          124,360.28           124,360.28           0.02%
31385KGQ2 0000000000       FNMA PASS THRU CTF POOL N             0.00          175,767.09           175,767.09           0.03%
31385KKK0 0000000000       FNMA PASS THRU CTF POOL N             0.00          314,605.43           314,605.43           0.06%
31385KPS8 0000000000       FNMA PASS THRU CTF POOL N             0.00           43,169.10            43,169.10           0.01%
31385NFP9 0000000000       FNMA PASS THRU CTF POOL N             0.00           83,319.67            83,319.67           0.02%
31385P5Y6 0000000000       FNMA PASS THRU CTF POOL N     1,451,626.16          690,757.02         2,142,383.18           0.42%
31385PS96 0000000000       FNMA PASS THRU CTF POOL N             0.00          894,005.22           894,005.22           0.17%
31385QDE9 0000000000       FNMA PASS THRU CTF POOL N        32,284.83                0.00            32,284.83           0.01%
31385RFN5 0000000000       FNMA PASS THRU CTF POOL N        29,816.64                0.00            29,816.64           0.01%
31385UE90 0000000000       FNMA PASS THRU CTF POOL N             0.00          963,181.53           963,181.53           0.19%
31385VBN0 0000000000       FNMA PASS THRU CTF POOL N             0.00          782,632.23           782,632.23           0.15%
31385XVG9 0000000000       FNMA PASS THRU CTF POOL N             0.00          318,258.09           318,258.09           0.06%
31385YG66 0000000000       FNMA PASS THRU CTF POOL N             0.00          176,009.64           176,009.64           0.03%
31385YJJ5 0000000000       FNMA PASS THRU CTF POOL N             0.00          140,162.04           140,162.04           0.03%
31386DUY4 0000000000       FNMA PASS THRU CTF POOL N             0.00          141,421.99           141,421.99           0.03%
31386EG85 0000000000       FNMA PASS THRU CTF POOL N             0.00          483,331.19           483,331.19           0.09%
31386EPR3 0000000000       FNMA PASS THRU CTF POOL N             0.00          950,786.33           950,786.33           0.18%
31386GB85 0000000000       FNMA PASS THRU CTF POOL N             0.00          419,551.82           419,551.82           0.08%
31386GBX0 0000000000       FNMA PASS THRU CTF POOL N             0.00          997,131.45           997,131.45           0.19%
31386HCY5 0000000000       FNMA PASS THRU CTF POOL N             0.00                0.01                 0.01           0.00%
31386HKM2 0000000000       FNMA PASS THRU CTF POOL N             0.00          805,507.95           805,507.95           0.16%
31386HPU9 0000000000       FNMA PASS THRU CTF POOL N             0.00          501,471.53           501,471.53           0.10%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------    ------------------      ----------------
31386JUS4 0000000000       FNMA PASS THRU CTF POOL N                 0.000            40,358.000            40,358.000
31386M3U2 0000000000       FNMA PASS THRU CTF POOL N                 0.000           729,844.020           729,844.020
31386MEF3 0000000000       FNMA PASS THRU CTF POOL N                 0.000           311,685.430           311,685.430
31386NDF2 0000000000       FNMA PASS THRU CTF POOL N                 0.000            20,634.730            20,634.730
31386PQA4 0000000000       FNMA PASS THRU CTF POOL N                 0.000         1,921,782.050         1,921,782.050
31386QDD0 0000000000       FNMA PASS THRU CTF POOL N           427,735.140                 0.000           427,735.140
31386SUU9 0000000000       FNMA PASS THRU CTF POOL N                 0.000           597,393.790           597,393.790
31386UL91 0000000000       FNMA PASS THRU CTF POOL N                 0.000         2,691,470.620         2,691,470.620
31386XAD8 0000000000       FNMA PASS THRU CTF POOL N                 0.000           647,246.780           647,246.780
31386XBP0 0000000000       FNMA PASS THRU CTF POOL N                 0.000            72,399.070            72,399.070
31386XH33 0000000000       FNMA PASS THRU CTF POOL N                 0.000           907,481.790           907,481.790
31387F3U6 0000000000       FNMA PASS THRU CTF POOL N                 0.000           611,453.690           611,453.690
31387H2J8 0000000000       FNMA PASS THRU CTF POOL N                 0.000           537,288.440           537,288.440
31387NRJ8 0000000000       FNMA PASS THRU CTF POOL N                 0.000           430,685.180           430,685.180
31387QRH5 0000000000       FNMA PASS THRU CTF POOL N                 0.000           331,327.700           331,327.700
31387XN76 0000000000       FNMA PASS THRU CTF POOL N                 0.000           595,360.120           595,360.120
31388A4W1 0000000000       FNMA PASS THRU CTF POOL N           109,835.510                 0.000           109,835.510
31388CZZ6 0000000000       FNMA PASS THRU CTF POOL N                 0.000           289,715.400           289,715.400
31388JTE5 0000000000       FNMA PASS THRU CTF POOL N                 0.000           350,861.980           350,861.980
31388JZ73 0000000000       FNMA PASS THRU CTF POOL N                 0.000           483,858.030           483,858.030
31410HAK7 0000000000       FEDERATED DEPT STORES INC                 0.000           170,000.000           170,000.000
31410HAP6 0000000000       CREDIT SUISSE FIRST BOSTO           585,000.000                 0.000           585,000.000
31410HAQ4 0000000000       FEDERATED DEPT STORES INC                 0.000           950,000.000           950,000.000
31410HAT8 0000000000       FEDERATED DEPT STORES               215,000.000                 0.000           215,000.000
320185AA9 0000000000       FIRST FED SVGS & LN ASSN                  0.000            (3,327.390)           (3,327.390)
320500AA9 0000000000       FIRST HAWAIIAN BK SECD NT                 0.000         1,650,000.000         1,650,000.000
336211AG2 0000000000       FIRST SEC AUTO GRANTOR TR                 0.000           170,291.920           170,291.920
337366AB4 0000000000       FIRST UN NATL BANK CHASE                  0.000         1,750,000.000         1,750,000.000
338915AL5 0000000000       FLEET FINL GROUP INC NEW          1,000,000.000                 0.000         1,000,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value        Market Value         Market Value     % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
31386JUS4 0000000000       FNMA PASS THRU CTF POOL N             0.00           41,532.70            41,532.70           0.01%
31386M3U2 0000000000       FNMA PASS THRU CTF POOL N             0.00          772,950.07           772,950.07           0.15%
31386MEF3 0000000000       FNMA PASS THRU CTF POOL N             0.00          330,094.19           330,094.19           0.06%
31386NDF2 0000000000       FNMA PASS THRU CTF POOL N             0.00           21,235.35            21,235.35           0.00%
31386PQA4 0000000000       FNMA PASS THRU CTF POOL N             0.00        2,035,286.34         2,035,286.34           0.39%
31386QDD0 0000000000       FNMA PASS THRU CTF POOL N       453,399.25                0.00           453,399.25           0.09%
31386SUU9 0000000000       FNMA PASS THRU CTF POOL N             0.00          614,782.13           614,782.13           0.12%
31386UL91 0000000000       FNMA PASS THRU CTF POOL N             0.00        2,850,434.26         2,850,434.26           0.55%
31386XAD8 0000000000       FNMA PASS THRU CTF POOL N             0.00          666,086.19           666,086.19           0.13%
31386XBP0 0000000000       FNMA PASS THRU CTF POOL N             0.00           76,675.10            76,675.10           0.01%
31386XH33 0000000000       FNMA PASS THRU CTF POOL N             0.00          933,895.86           933,895.86           0.18%
31387F3U6 0000000000       FNMA PASS THRU CTF POOL N             0.00          629,251.27           629,251.27           0.12%
31387H2J8 0000000000       FNMA PASS THRU CTF POOL N             0.00          561,778.05           561,778.05           0.11%
31387NRJ8 0000000000       FNMA PASS THRU CTF POOL N             0.00          443,221.13           443,221.13           0.09%
31387QRH5 0000000000       FNMA PASS THRU CTF POOL N             0.00          340,971.66           340,971.66           0.07%
31387XN76 0000000000       FNMA PASS THRU CTF POOL N             0.00          612,689.27           612,689.27           0.12%
31388A4W1 0000000000       FNMA PASS THRU CTF POOL N       114,977.24                0.00           114,977.24           0.02%
31388CZZ6 0000000000       FNMA PASS THRU CTF POOL N             0.00          298,148.15           298,148.15           0.06%
31388JTE5 0000000000       FNMA PASS THRU CTF POOL N             0.00          361,074.52           361,074.52           0.07%
31388JZ73 0000000000       FNMA PASS THRU CTF POOL N             0.00          497,941.69           497,941.69           0.10%
31410HAK7 0000000000       FEDERATED DEPT STORES INC             0.00          158,697.89           158,697.89           0.03%
31410HAP6 0000000000       CREDIT SUISSE FIRST BOSTO       570,142.17                0.00           570,142.17           0.11%
31410HAQ4 0000000000       FEDERATED DEPT STORES INC             0.00          875,204.60           875,204.60           0.17%
31410HAT8 0000000000       FEDERATED DEPT STORES           214,294.80                0.00           214,294.80           0.04%
320185AA9 0000000000       FIRST FED SVGS & LN ASSN              0.00           (3,327.39)           (3,327.39)          0.00%
320500AA9 0000000000       FIRST HAWAIIAN BK SECD NT             0.00        1,723,824.30         1,723,824.30           0.33%
336211AG2 0000000000       FIRST SEC AUTO GRANTOR TR             0.00          170,612.44           170,612.44           0.03%
337366AB4 0000000000       FIRST UN NATL BANK CHASE              0.00        1,784,930.00         1,784,930.00           0.35%
338915AL5 0000000000       FLEET FINL GROUP INC NEW      1,012,925.00                0.00         1,012,925.00           0.20%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------   ------------------      ----------------
340903AD5 0000000000       FLORIDA RESIDENTIAL PPTY                  0.000           900,000.000           900,000.000
343254AJ7 0000000000       FLORIDA WINDSTORM UNDERWR           600,000.000         1,720,000.000         2,320,000.000
34527REL3 0000000000       FORD CR AUTO OWNER TR 200         1,310,000.000         2,000,000.000         3,310,000.000
345370BY5 0000000000       FORD MTR CO DEL DEB                       0.000         1,105,000.000         1,105,000.000
345370BZ2 0000000000       FORD MTR CO DEL BD                1,470,000.000                 0.000         1,470,000.000
345397SM6 0000000000       FORD MOTOR CREDIT CO NOTE           555,000.000                 0.000           555,000.000
361849AB8 0000000000       GMAC COML MTG SEC INC                     0.000         2,083,344.120         2,083,344.120
361849DY5 0000000000       GMAC COML MTG SEC INC MTG                 0.000         2,525,000.000         2,525,000.000
36185NDD9 0000000000       GMACM MTG LN TR 2000-J              109,866.700                 0.000           109,866.700
36202BAL9 0000000000       GOVT NATL MTG ASSN II JUM                 0.000             5,335.660             5,335.660
36202KR56 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           376,636.877           376,636.877
36202KR80 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           283,285.730           283,285.730
36202KRQ0 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           977,417.600           977,417.600
36202KRU1 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           161,394.850           161,394.850
36202KS89 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           297,828.410           297,828.410
36202KS97 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           280,901.010           280,901.010
36202KSG1 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           148,314.880           148,314.880
36202KSJ5 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           147,233.330           147,233.330
36202KSL0 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           427,185.440           427,185.440
36202KSR7 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           157,892.870           157,892.870
36202KSU0 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           524,201.970           524,201.970
36202KSW6 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           143,290.690           143,290.690
36202KSX4 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           132,470.780           132,470.780

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio           Portfolio        Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value       Market Value          Market Value     % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
340903AD5 0000000000       FLORIDA RESIDENTIAL PPTY              0.00          950,487.30           950,487.30           0.18%
343254AJ7 0000000000       FLORIDA WINDSTORM UNDERWR       615,241.80        1,751,981.68         2,367,223.48           0.46%
34527REL3 0000000000       FORD CR AUTO OWNER TR 200     1,353,432.00        2,065,602.40         3,419,034.40           0.66%
345370BY5 0000000000       FORD MTR CO DEL DEB                   0.00          909,716.67           909,716.67           0.18%
345370BZ2 0000000000       FORD MTR CO DEL BD            1,179,733.80                0.00         1,179,733.80           0.23%
345397SM6 0000000000       FORD MOTOR CREDIT CO NOTE       546,628.94                0.00           546,628.94           0.11%
361849AB8 0000000000       GMAC COML MTG SEC INC                 0.00          113,563.09           113,563.09           0.02%
361849DY5 0000000000       GMAC COML MTG SEC INC MTG             0.00        2,568,076.50         2,568,076.50           0.50%
36185NDD9 0000000000       GMACM MTG LN TR 2000-J          109,873.29                0.00           109,873.29           0.02%
36202BAL9 0000000000       GOVT NATL MTG ASSN II JUM             0.00            6,059.39             6,059.39           0.00%
36202KR56 0000000000       GOVT NATL MTG ASSN II JUM             0.00          382,241.23           382,241.23           0.07%
36202KR80 0000000000       GOVT NATL MTG ASSN II JUM             0.00          287,634.17           287,634.17           0.06%
36202KRQ0 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          991,961.57           991,961.57           0.19%
36202KRU1 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          163,864.19           163,864.19           0.03%
36202KS89 0000000000       GOVT NATL MTG ASSN II JUM             0.00          303,001.69           303,001.69           0.06%
36202KS97 0000000000       GOVT NATL MTG ASSN II JUM             0.00          285,839.25           285,839.25           0.06%
36202KSG1 0000000000       GOVT NATL MTG ASSN II JUM             0.00          150,830.30           150,830.30           0.03%
36202KSJ5 0000000000       GOVT NATL MTG ASSN II JUM             0.00          149,790.77           149,790.77           0.03%
36202KSL0 0000000000       GOVT NATL MTG ASSN II JUM             0.00          434,695.36           434,695.36           0.08%
36202KSR7 0000000000       GOVT NATL MTG ASSN II JUM             0.00          160,570.73           160,570.73           0.03%
36202KSU0 0000000000       GOVT NATL MTG ASSN II JUM             0.00          533,307.36           533,307.36           0.10%
36202KSW6 0000000000       GOVT NATL MTG ASSN II JUM             0.00          145,809.74           145,809.74           0.03%
36202KSX4 0000000000       GOVT NATL MTG ASSN II JUM             0.00          134,778.42           134,778.42           0.03%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------   ------------------      ----------------
36202KTU9 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           126,595.390           126,595.390
36202KTV7 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           166,936.210           166,936.210
36202KWQ4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000         1,198,933.540         1,198,933.540
362065GX6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             4,387.780             4,387.780
362066AP7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             7,025.590             7,025.590
362066X23 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           196,239.298           196,239.298
362067PL8 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            14,835.040            14,835.040
362067YK0 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             4,176.510             4,176.510
362068VT2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            19,735.770            19,735.770
362069E85 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,405.140             1,405.140
362073NH7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,522.260             1,522.260
3620785Q6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            21,219.750            21,219.750
36208V4C6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           659,243.950           659,243.950
36208VZT5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           820,124.280           820,124.280
362101BX4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            11,298.390            11,298.390
362101VE4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            23,445.230            23,445.230
362105L97 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             4,859.660             4,859.660
36212WK97 0000000000       GOVT NTL MTG ASSN POOL NO         7,645,858.330                 0.000         7,645,858.330
36213BT85 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           867,821.320           867,821.320
36213BYM8 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           334,490.080           334,490.080
36213HVQ9 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000         3,396,202.190         3,396,202.190
36213KC26 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           852,750.850           852,750.850

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio          Portfolio         Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value      Market Value          Market Value      % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
36202KTU9 0000000000       GOVT NATL MTG ASSN II JUM             0.00          129,504.55           129,504.55           0.03%
36202KTV7 0000000000       GOVT NATL MTG ASSN II JUM             0.00          170,780.75           170,780.75           0.03%
36202KWQ4 0000000000       GOVT NATL MTG ASSN POOL N             0.00        1,227,600.04         1,227,600.04           0.24%
362065GX6 0000000000       GOVT NATL MTG ASSN POOL N             0.00            4,882.24             4,882.24           0.00%
362066AP7 0000000000       GOVT NATL MTG ASSN POOL N             0.00            7,817.30             7,817.30           0.00%
362066X23 0000000000       GOVT NATL MTG ASSN POOL N             0.00          218,353.50           218,353.50           0.04%
362067PL8 0000000000       GOVT NATL MTG ASSN POOL N             0.00           16,506.80            16,506.80           0.00%
362067YK0 0000000000       GOVT NATL MTG ASSN POOL N             0.00            4,647.16             4,647.16           0.00%
362068VT2 0000000000       GOVT NATL MTG ASSN POOL N             0.00           22,505.29            22,505.29           0.00%
362069E85 0000000000       GOVT NATL MTG ASSN POOL N             0.00            1,602.32             1,602.32           0.00%
362073NH7 0000000000       GOVT NATL MTG ASSN POOL N             0.00            1,735.88             1,735.88           0.00%
3620785Q6 0000000000       GOVT NATL MTG ASSN POOL N             0.00           23,629.04            23,629.04           0.00%
36208V4C6 0000000000       GOVT NATL MTG ASSN POOL N             0.00          671,222.41           671,222.41           0.13%
36208VZT5 0000000000       GOVT NATL MTG ASSN POOL N             0.00          835,025.94           835,025.94           0.16%
362101BX4 0000000000       GOVT NATL MTG ASSN POOL N             0.00           12,889.88            12,889.88           0.00%
362101VE4 0000000000       GOVT NATL MTG ASSN POOL N             0.00           26,747.73            26,747.73           0.01%
362105L97 0000000000       GOVT NATL MTG ASSN POOL N             0.00            5,544.19             5,544.19           0.00%
36212WK97 0000000000       GOVT NTL MTG ASSN POOL NO     7,808,332.82                0.00         7,808,332.82           1.51%
36213BT85 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          883,589.63           883,589.63           0.17%
36213BYM8 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          340,567.76           340,567.76           0.07%
36213HVQ9 0000000000       GOVT NTL MTG ASSN POOL NO             0.00        3,457,911.18         3,457,911.18           0.67%
36213KC26 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          868,245.33           868,245.33           0.17%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------   ------------------      ----------------
36213KGC0 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           757,385.810           757,385.810
36213RGX9 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           497,730.770           497,730.770
36214JRZ9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            55,696.260            55,696.260
36214PAZ3 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            52,980.590            52,980.590
3621503U6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            56,365.360            56,365.360
362150MD3 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            27,810.180            27,810.180
362150VB7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             3,460.870             3,460.870
3621512Y7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            15,138.380            15,138.380
362152DS6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             5,478.820             5,478.820
362153NA2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             4,081.740             4,081.740
362155J79 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             2,251.770             2,251.770
362155V83 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             6,020.290             6,020.290
362157LH0 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            32,950.830            32,950.830
362159J97 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             4,045.800             4,045.800
362159TC9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             3,239.000             3,239.000
36215ALX8 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             3,122.630             3,122.630
36215BH60 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            11,365.650            11,365.650
36215EMV3 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,890.630             1,890.630
36215GWU9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,950.880             1,950.880
36215HP43 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            75,135.190            75,135.190
36215MTJ5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            37,900.170            37,900.170
36215NPA6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             6,365.210             6,365.210
36215RAQ8 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            69,199.570            69,199.570

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio           Portfolio        Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value       Market Value         Market Value      % of Net Assets
    ------------           ------------------------       ------------   ------------------    ------------------   ---------------
36213KGC0 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          771,147.51           771,147.51           0.15%
36213RGX9 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          506,774.54           506,774.54           0.10%
36214JRZ9 0000000000       GOVT NATL MTG ASSN POOL N             0.00           62,036.17            62,036.17           0.01%
36214PAZ3 0000000000       GOVT NATL MTG ASSN POOL N             0.00           60,455.09            60,455.09           0.01%
3621503U6 0000000000       GOVT NATL MTG ASSN POOL N             0.00           62,692.94            62,692.94           0.01%
362150MD3 0000000000       GOVT NATL MTG ASSN POOL N             0.00           30,932.15            30,932.15           0.01%
362150VB7 0000000000       GOVT NATL MTG ASSN POOL N             0.00            3,849.39             3,849.39           0.00%
3621512Y7 0000000000       GOVT NATL MTG ASSN POOL N             0.00           16,837.81            16,837.81           0.00%
362152DS6 0000000000       GOVT NATL MTG ASSN POOL N             0.00            6,093.87             6,093.87           0.00%
362153NA2 0000000000       GOVT NATL MTG ASSN POOL N             0.00            4,539.47             4,539.47           0.00%
362155J79 0000000000       GOVT NATL MTG ASSN POOL N             0.00            2,504.55             2,504.55           0.00%
362155V83 0000000000       GOVT NATL MTG ASSN POOL N             0.00            6,696.13             6,696.13           0.00%
362157LH0 0000000000       GOVT NATL MTG ASSN POOL N             0.00           36,649.89            36,649.89           0.01%
362159J97 0000000000       GOVT NATL MTG ASSN POOL N             0.00            4,499.98             4,499.98           0.00%
362159TC9 0000000000       GOVT NATL MTG ASSN POOL N             0.00            3,602.61             3,602.61           0.00%
36215ALX8 0000000000       GOVT NATL MTG ASSN POOL N             0.00            3,562.48             3,562.48           0.00%
36215BH60 0000000000       GOVT NATL MTG ASSN POOL N             0.00           12,966.62            12,966.62           0.00%
36215EMV3 0000000000       GOVT NATL MTG ASSN POOL N             0.00            2,156.94             2,156.94           0.00%
36215GWU9 0000000000       GOVT NATL MTG ASSN POOL N             0.00            2,225.68             2,225.68           0.00%
36215HP43 0000000000       GOVT NATL MTG ASSN POOL N             0.00           85,718.73            85,718.73           0.02%
36215MTJ5 0000000000       GOVT NATL MTG ASSN POOL N             0.00           43,238.79            43,238.79           0.01%
36215NPA6 0000000000       GOVT NATL MTG ASSN POOL N             0.00            7,261.81             7,261.81           0.00%
36215RAQ8 0000000000       GOVT NATL MTG ASSN POOL N             0.00           78,947.02            78,947.02           0.02%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           --------------------          ---------------------   ------------------      ----------------
36215S5Y5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            64,422.250            64,422.250
36215UCX4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            72,283.140            72,283.140
36215VBG0 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             2,995.620             2,995.620
36215WH80 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,012.130             1,012.130
36215XAN2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            92,122.080            92,122.080
36215XPU0 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             5,837.830             5,837.830
362160MX8 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             9,779.690             9,779.690
362163ZU4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            57,928.700            57,928.700
36216NVG5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            10,708.860            10,708.860
36216T4P2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           144,281.120           144,281.120
362184BE2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             6,729.430             6,729.430
362184KT9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             6,044.920             6,044.920
36218JF54 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             2,280.970             2,280.970
36218PJN7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             7,885.260             7,885.260
36218PUT1 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            47,187.700            47,187.700
36218QCU6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             8,804.240             8,804.240
36218SDX5 0000000000       GOVT NATL MTG ASSN POOL                   0.000             6,803.840             6,803.840
36218TLJ5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000            19,877.510            19,877.510
36218UKG9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             7,834.690             7,834.690
36218ULS2 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             1,627.930             1,627.930
36218WYM7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             2,634.800             2,634.800
362191R26 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             6,982.560             6,982.560
362193UA0 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000             2,033.980             2,033.980

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio           Portfolio        Pro-Forma Combined
    Cusip Number           Security Description (f)       Market Value       Market Value         Market Value      % of Net Assets
    ------------           --------------------          ------------    ------------------    ------------------   ---------------
36215S5Y5 0000000000       GOVT NATL MTG ASSN POOL N             0.00           73,496.77            73,496.77           0.01%
36215UCX4 0000000000       GOVT NATL MTG ASSN POOL N             0.00           80,397.65            80,397.65           0.02%
36215VBG0 0000000000       GOVT NATL MTG ASSN POOL N             0.00            3,331.91             3,331.91           0.00%
36215WH80 0000000000       GOVT NATL MTG ASSN POOL N             0.00            1,153.42             1,153.42           0.00%
36215XAN2 0000000000       GOVT NATL MTG ASSN POOL N             0.00          102,463.70           102,463.70           0.02%
36215XPU0 0000000000       GOVT NATL MTG ASSN POOL N             0.00            6,491.90             6,491.90           0.00%
362160MX8 0000000000       GOVT NATL MTG ASSN POOL N             0.00           10,877.56            10,877.56           0.00%
362163ZU4 0000000000       GOVT NATL MTG ASSN POOL N             0.00           64,434.09            64,434.09           0.01%
36216NVG5 0000000000       GOVT NATL MTG ASSN POOL N             0.00           11,911.04            11,911.04           0.00%
36216T4P2 0000000000       GOVT NATL MTG ASSN POOL N             0.00          160,478.12           160,478.12           0.03%
362184BE2 0000000000       GOVT NATL MTG ASSN POOL N             0.00            7,484.07             7,484.07           0.00%
362184KT9 0000000000       GOVT NATL MTG ASSN POOL N             0.00            6,722.80             6,722.80           0.00%
36218JF54 0000000000       GOVT NATL MTG ASSN POOL N             0.00            2,536.76             2,536.76           0.00%
36218PJN7 0000000000       GOVT NATL MTG ASSN POOL N             0.00            8,772.51             8,772.51           0.00%
36218PUT1 0000000000       GOVT NATL MTG ASSN POOL N             0.00           53,173.93            53,173.93           0.01%
36218QCU6 0000000000       GOVT NATL MTG ASSN POOL N             0.00            9,794.89             9,794.89           0.00%
36218SDX5 0000000000       GOVT NATL MTG ASSN POOL               0.00            7,567.91             7,567.91           0.00%
36218TLJ5 0000000000       GOVT NATL MTG ASSN POOL N             0.00           22,109.75            22,109.75           0.00%
36218UKG9 0000000000       GOVT NATL MTG ASSN POOL N             0.00            8,713.27             8,713.27           0.00%
36218ULS2 0000000000       GOVT NATL MTG ASSN POOL N             0.00            1,811.10             1,811.10           0.00%
36218WYM7 0000000000       GOVT NATL MTG ASSN POOL N             0.00            2,930.27             2,930.27           0.00%
362191R26 0000000000       GOVT NATL MTG ASSN POOL N             0.00            7,868.37             7,868.37           0.00%
362193UA0 0000000000       GOVT NTL MTG ASSN POOL NO             0.00            2,318.68             2,318.68           0.00%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------    ------------------      ----------------
36219LG65 0000000000       GOVT NATL MTG ASSN POOL N                 0.000             7,440.590             7,440.590
36225A2Q2 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           563,933.140           563,933.140
36225A2R0 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000            81,462.710            81,462.710
36225A3M0 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000         1,109,411.560         1,109,411.560
36225A5X4 0000000000       GOVT NATL MTG ASSN POOL N                 0.000         1,142,983.270         1,142,983.270
36225ACS7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           618,362.220           618,362.220
36225AEN6 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           387,481.670           387,481.670
36225AFD7 0000000000       GOVT NATL MTG ASSN POOL N                 0.000         1,096,157.010         1,096,157.010
36225AFL9 0000000000       GOVT NATL MTG ASSN POOL N                 0.000         1,251,659.940         1,251,659.940
36225ASC5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           994,875.030           994,875.030
36225AVA5 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           316,670.050           316,670.050
36225AX47 0000000000       GOVT NATL MTG ASSN POOL N                 0.000           528,681.350           528,681.350
36225AZ52 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000         1,139,037.020         1,139,037.020
36225AZV5 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000         1,069,891.930         1,069,891.930
36225BAG3 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           916,817.330           916,817.330
36225BJV1 0000000000       GOVT NTL MTG ASSN POOL NO         8,661,503.160                 0.000         8,661,503.160
36225BJV1 0000000000       GOVT NTL MTG ASSN POOL NO                 0.000           963,671.380           963,671.380
36225CD52 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           789,769.480           789,769.480
36225CE69 0000000000       GOVT NATL MTG ASSN II CUS                 0.000           237,783.240           237,783.240
36225CEK8 0000000000       GOVT NATL MTG ASSN II JUM                 0.000           857,754.210           857,754.210
36225CET9 0000000000       GOVT NATL MTG ASSN II CUS                 0.000           219,052.210           219,052.210
36228CAY9 0000000000       GS MTG SECS CORP II                       0.000         2,368,238.360         2,368,238.360
362320BA0 0000000000       GTE CORP                            480,000.000         1,475,000.000         1,955,000.000
370425RX0 0000000000       GENERAL MOTORS ACCEPTANCE                 0.000           570,000.000           570,000.000
370425RZ5 0000000000       GENERAL MTRS ACCEP CORP N           500,000.000           565,000.000         1,065,000.000
38141MMN8 0000000000       GOLDMAN SACHS GROUP L P M         1,250,000.000                 0.000         1,250,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
36219LG65 0000000000       GOVT NATL MTG ASSN POOL N             0.00            8,274.98             8,274.98           0.00%
36225A2Q2 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          625,198.84           625,198.84           0.12%
36225A2R0 0000000000       GOVT NTL MTG ASSN POOL NO             0.00           90,620.75            90,620.75           0.02%
36225A3M0 0000000000       GOVT NTL MTG ASSN POOL NO             0.00        1,233,820.97         1,233,820.97           0.24%
36225A5X4 0000000000       GOVT NATL MTG ASSN POOL N             0.00        1,267,156.97         1,267,156.97           0.25%
36225ACS7 0000000000       GOVT NATL MTG ASSN POOL N             0.00          687,705.36           687,705.36           0.13%
36225AEN6 0000000000       GOVT NATL MTG ASSN POOL N             0.00          431,022.99           431,022.99           0.08%
36225AFD7 0000000000       GOVT NATL MTG ASSN POOL N             0.00        1,219,211.60         1,219,211.60           0.24%
36225AFL9 0000000000       GOVT NATL MTG ASSN POOL N             0.00        1,369,034.18         1,369,034.18           0.27%
36225ASC5 0000000000       GOVT NATL MTG ASSN POOL N             0.00        1,103,137.33         1,103,137.33           0.21%
36225AVA5 0000000000       GOVT NATL MTG ASSN POOL N             0.00          351,041.42           351,041.42           0.07%
36225AX47 0000000000       GOVT NATL MTG ASSN POOL N             0.00          586,117.29           586,117.29           0.11%
36225AZ52 0000000000       GOVT NTL MTG ASSN POOL NO             0.00        1,266,768.63         1,266,768.63           0.25%
36225AZV5 0000000000       GOVT NTL MTG ASSN POOL NO             0.00        1,189,869.61         1,189,869.61           0.23%
36225BAG3 0000000000       GOVT NTL MTG ASSN POOL NO             0.00        1,016,567.06         1,016,567.06           0.20%
36225BJV1 0000000000       GOVT NTL MTG ASSN POOL NO     8,858,552.36                0.00         8,858,552.36           1.72%
36225BJV1 0000000000       GOVT NTL MTG ASSN POOL NO             0.00          981,181.29           981,181.29           0.19%
36225CD52 0000000000       GOVT NATL MTG ASSN II JUM             0.00          807,341.85           807,341.85           0.16%
36225CE69 0000000000       GOVT NATL MTG ASSN II CUS             0.00          240,434.52           240,434.52           0.05%
36225CEK8 0000000000       GOVT NATL MTG ASSN II JUM             0.00          876,839.24           876,839.24           0.17%
36225CET9 0000000000       GOVT NATL MTG ASSN II CUS             0.00          223,926.12           223,926.12           0.04%
36228CAY9 0000000000       GS MTG SECS CORP II                   0.00           73,391.71            73,391.71           0.01%
362320BA0 0000000000       GTE CORP                        476,154.24        1,451,513.58         1,927,667.82           0.37%
370425RX0 0000000000       GENERAL MOTORS ACCEPTANCE             0.00          552,593.34           552,593.34           0.11%
370425RZ5 0000000000       GENERAL MTRS ACCEP CORP N       508,892.50          568,595.10         1,077,487.60           0.21%
38141MMN8 0000000000       GOLDMAN SACHS GROUP L P M     1,275,896.25                0.00         1,275,896.25           0.25%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------    ------------------      ----------------
3837H2B24 0000000000       GOVERNMENT NATL MTG ASSN                  0.000         5,137,510.500         5,137,510.500
3837H2L56 0000000000       GOVERNMENT NATL MTG ASSN                  0.000         4,036,654.440         4,036,654.440
3837H2WC9 0000000000       GOVT NATL MTG ASSN GTD                    0.000         3,650,852.270         3,650,852.270
41020VAA9 0000000000       HANCOCK JOHN MUT LIFE INS         1,050,000.000         1,305,000.000         2,355,000.000
416515AD6 0000000000       HARTFORD FINL SVCS GROUP            655,000.000                 0.000           655,000.000
416515AE4 0000000000       HARTFORD FINL SVCS GROUP            125,000.000                 0.000           125,000.000
416592AC7 0000000000       HARTFORD LIFE INC DEB                     0.000           970,000.000           970,000.000
428040BN8 0000000000       HERTZ CORP NOTES                          0.000           865,000.000           865,000.000
4319902C3 0000000000       CSFB/SWAP/LONG/LB AAA *                   0.000           750,000.000           750,000.000
4319902D1 0000000000       CSFB/SWAP/SHORT *                         0.000          (750,000.000)         (750,000.000)
437296205 0000000000       HOME OWNERSHIP FDG SER 19                 0.000             4,350.000             4,350.000
43811RAC3 0000000000       HONDA AUTO RECEIVABLES              865,000.000                 0.000           865,000.000
43811YAB0 0000000000       HONDA AUTO RECEIVABLES OW                 0.000         1,800,000.000         1,800,000.000
438516AN6 0000000000       HONEYWELL INTL INC NT DTD           755,000.000           880,000.000         1,635,000.000
441812FY5 0000000000       HOUSEHOLD FIN CORP SR UNS           165,000.000           285,000.000           450,000.000
441812GE8 0000000000       HOUSEHOLD FIN CORP SR UNS         1,020,000.000                 0.000         1,020,000.000
441812GM0 0000000000       HOUSEHOLD FIN CORP NT                     0.000           955,000.000           955,000.000
4429902B2 0000000000       MERRILL CMBS SWAP LONG *                  0.000         2,200,000.000         2,200,000.000
4429902C0 0000000000       MERRILL CMBS SWAP SHORT *                 0.000        (2,200,000.000)       (2,200,000.000)
448414AC6 0000000000       HUTCHISON WHAMPOA FIN                     0.000           905,000.000           905,000.000
448414AE2 0000000000       HUTCHISON WHAMPOA FIN C I           525,000.000                 0.000           525,000.000
44856LAF3 0000000000       HYATT EQUITIES LLC MEDIUM                 0.000         1,045,000.000         1,045,000.000

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
3837H2B24 0000000000       GOVERNMENT NATL MTG ASSN              0.00          393,019.55           393,019.55           0.08%
3837H2L56 0000000000       GOVERNMENT NATL MTG ASSN              0.00          278,529.16           278,529.16           0.05%
3837H2WC9 0000000000       GOVT NATL MTG ASSN GTD                0.00          336,608.58           336,608.58           0.07%
41020VAA9 0000000000       HANCOCK JOHN MUT LIFE INS     1,050,217.35        1,294,869.29         2,345,086.64           0.45%
416515AD6 0000000000       HARTFORD FINL SVCS GROUP        702,085.33                0.00           702,085.33           0.14%
416515AE4 0000000000       HARTFORD FINL SVCS GROUP        136,819.13                0.00           136,819.13           0.03%
416592AC7 0000000000       HARTFORD LIFE INC DEB                 0.00        1,025,327.83         1,025,327.83           0.20%
428040BN8 0000000000       HERTZ CORP NOTES                      0.00          875,239.01           875,239.01           0.17%
4319902C3 0000000000       CSFB/SWAP/LONG/LB AAA *               0.00          769,627.50           769,627.50           0.15%
4319902D1 0000000000       CSFB/SWAP/SHORT *                     0.00         (750,007.50)         (750,007.50)         -0.15%
437296205 0000000000       HOME OWNERSHIP FDG SER 19             0.00        3,104,155.65         3,104,155.65           0.60%
43811RAC3 0000000000       HONDA AUTO RECEIVABLES          891,606.36                0.00           891,606.36           0.17%
43811YAB0 0000000000       HONDA AUTO RECEIVABLES OW             0.00        1,802,260.98         1,802,260.98           0.35%
438516AN6 0000000000       HONEYWELL INTL INC NT DTD       747,045.32          866,219.20         1,613,264.52           0.31%
441812FY5 0000000000       HOUSEHOLD FIN CORP SR UNS       163,714.16          281,275.62           444,989.78           0.09%
441812GE8 0000000000       HOUSEHOLD FIN CORP SR UNS       970,218.90                0.00           970,218.90           0.19%
441812GM0 0000000000       HOUSEHOLD FIN CORP NT                 0.00        1,022,932.02         1,022,932.02           0.20%
4429902B2 0000000000       MERRILL CMBS SWAP LONG *              0.00        2,201,936.00         2,201,936.00           0.43%
4429902C0 0000000000       MERRILL CMBS SWAP SHORT *             0.00       (2,200,022.00)       (2,200,022.00)         -0.43%
448414AC6 0000000000       HUTCHISON WHAMPOA FIN                 0.00          891,256.68           891,256.67           0.17%
448414AE2 0000000000       HUTCHISON WHAMPOA FIN C I       495,358.50                0.00           495,358.50           0.10%
44856LAF3 0000000000       HYATT EQUITIES LLC MEDIUM             0.00        1,099,476.90         1,099,476.90           0.21%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------    ------------------      ----------------
477122AN5 0000000000       JET EQUIP TR SER 1994-A S                 0.000         1,400,000.000         1,400,000.000
501044BT7 0000000000       KROGER CO SR NT SER B DTD           105,000.000         1,125,000.000         1,230,000.000
501044BV2 0000000000       KROGER CO SR DEB                    680,000.000                 0.000           680,000.000
501044BZ3 0000000000       KROGER CO NT                        125,000.000                 0.000           125,000.000
52108HBK9 0000000000       LB UBS COMMERCIAL MORTGAG         1,100,000.000                 0.000         1,100,000.000
5249902A5 0000000000       LEHMAN BROTHERS CMBS LONG *               0.000           925,000.000           925,000.000
5249902B3 0000000000       LEHMAN BROTHERS CMBS SHOR *               0.000          (925,000.000)         (925,000.000)
52519SAA1 0000000000       LEHMAN ABS MANUFACTURED H                 0.000         1,284,311.630         1,284,311.630
539830AF6 0000000000       LOCKHEED MARTIN CORP                415,000.000           470,000.000           885,000.000
548661AH0 0000000000       LOWES COS INC DEB                         0.000         1,340,000.000         1,340,000.000
548661AK3 0000000000       LOWES COS INC DEB DTD 02/         1,030,000.000                 0.000         1,030,000.000
55262TEB5 0000000000       MBNA MASTER CR CARD TR II           760,000.000                 0.000           760,000.000
55262TFJ7 0000000000       MBNA MASTER CR CARD TR II         1,220,000.000         1,495,000.000         2,715,000.000
5526E0AJ2 0000000000       MBNA AMER BK NATL ASSN              345,000.000           465,000.000           810,000.000
553083AY2 0000000000       MMCA AUTO OWNER TR 2000-1         1,080,000.000                 0.000         1,080,000.000
5569902D0 0000000000       ML SWAP/6MO LIBOR/SHORT *                 0.000        (1,375,000.000)       (1,375,000.000)
5599902A3 0000000000       ML SWAP LONG *                            0.000         1,375,000.000         1,375,000.000
5685048   0000000000       FRANCE(GOVT OF)                   5,095,000.000         6,025,000.000        11,120,000.000
571900AS8 0000000000       MARRIOTT INTL INC NT SER            910,000.000         1,170,000.000         2,080,000.000
577778BH5 0000000000       MAY DEPT STORES CO DEB DT                 0.000         1,300,000.000         1,300,000.000
577778BJ1 0000000000       MAT DEPT STORES CO NT DTD           635,000.000                 0.000           635,000.000
577778BK8 0000000000       MAY DEPT STORES CO NT                     0.000           105,000.000           105,000.000
589929QA9 0000000000       MERRILL LYNCH MTG INVS IN         1,837,134.000                 0.000         1,837,134.000
592173AB4 0000000000       METROPOLITAN LIFE INS CO                  0.000           625,000.000           625,000.000
592173AE8 0000000000       METROPOLITAN LIFE INS CO            775,000.000           875,000.000         1,650,000.000
595494AE5 0000000000       MID ST TR II MTG BACKED N                 0.000           315,000.000           315,000.000
59549PAA6 0000000000       MID ST TR IV ASSET BACKED         1,747,969.787                 0.000         1,747,969.787

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
477122AN5 0000000000       JET EQUIP TR SER 1994-A S             0.00          941,234.00           941,234.00           0.18%
501044BT7 0000000000       KROGER CO SR NT SER B DTD       112,666.47        1,193,311.13         1,305,977.60           0.25%
501044BV2 0000000000       KROGER CO SR DEB                754,266.88                0.00           754,266.88           0.15%
501044BZ3 0000000000       KROGER CO NT                    131,207.63                0.00           131,207.63           0.03%
52108HBK9 0000000000       LB UBS COMMERCIAL MORTGAG     1,176,186.00                0.00         1,176,186.00           0.23%
5249902A5 0000000000       LEHMAN BROTHERS CMBS LONG *           0.00          933,667.25           933,667.25           0.18%
5249902B3 0000000000       LEHMAN BROTHERS CMBS SHOR *           0.00         (925,009.25)         (925,009.25)         -0.18%
52519SAA1 0000000000       LEHMAN ABS MANUFACTURED H             0.00        1,281,222.48         1,281,222.48           0.25%
539830AF6 0000000000       LOCKHEED MARTIN CORP            447,623.57          503,057.45           950,681.02           0.18%
548661AH0 0000000000       LOWES COS INC DEB                     0.00        1,329,718.18         1,329,718.18           0.26%
548661AK3 0000000000       LOWES COS INC DEB DTD 02/       995,008.84                0.00           995,008.84           0.19%
55262TEB5 0000000000       MBNA MASTER CR CARD TR II       770,965.05                0.00           770,965.05           0.15%
55262TFJ7 0000000000       MBNA MASTER CR CARD TR II     1,362,023.37        1,660,554.66         3,022,578.03           0.59%
5526E0AJ2 0000000000       MBNA AMER BK NATL ASSN          338,546.78          454,367.31           792,914.09           0.15%
553083AY2 0000000000       MMCA AUTO OWNER TR 2000-1     1,108,472.04                0.00         1,108,472.04           0.21%
5569902D0 0000000000       ML SWAP/6MO LIBOR/SHORT *             0.00       (1,375,013.75)       (1,375,013.75)         -0.27%
5599902A3 0000000000       ML SWAP LONG *                        0.00        1,375,412.50         1,375,412.50           0.27%
5685048   0000000000       FRANCE(GOVT OF)               4,272,891.95        5,038,664.65         9,311,556.60           1.81%
571900AS8 0000000000       MARRIOTT INTL INC NT SER        915,456.36        1,171,552.59         2,087,008.95           0.40%
577778BH5 0000000000       MAY DEPT STORES CO DEB DT             0.00        1,233,956.10         1,233,956.10           0.24%
577778BJ1 0000000000       MAT DEPT STORES CO NT DTD       637,101.22                0.00           637,101.22           0.12%
577778BK8 0000000000       MAY DEPT STORES CO NT                 0.00          114,272.13           114,272.13           0.02%
589929QA9 0000000000       MERRILL LYNCH MTG INVS IN     1,884,568.80                0.00         1,884,568.80           0.37%
592173AB4 0000000000       METROPOLITAN LIFE INS CO              0.00          608,766.25           608,766.25           0.12%
592173AE8 0000000000       METROPOLITAN LIFE INS CO        789,924.95          884,723.00         1,674,647.95           0.32%
595494AE5 0000000000       MID ST TR II MTG BACKED N             0.00          319,690.35           319,690.35           0.06%
59549PAA6 0000000000       MID ST TR IV ASSET BACKED     1,874,120.77                0.00         1,874,120.77           0.36%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description (f)         Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           ------------------------      ---------------------    ------------------      ----------------
617440201 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               228.038               228.038
617440300 0000000000       MORGAN STANLEY INSTITUTIO                 0.000                66.139                66.139
617440508 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               289.059               289.059
617440755 0000000000       MORGAN STANLEY INSTITUTIO                 0.000                24.294                24.294
617440771 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               330.383               330.383
617440813 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               290.715               290.715
617440862 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               300.466               300.466
617440888 0000000000       MORGAN STANLEY INSTITUTIO                 0.000               441.081               441.081
619087BM0 0000000000       MORSERV INC SER 96-2 MTG                  0.000           511,648.280           511,648.280
638671AB3 0000000000       NATIONWIDE MUTUAL INS CO            345,000.000         1,245,000.000         1,590,000.000
638671AC1 0000000000       NATIONWIDE MUTUAL INS NTS           745,000.000                 0.000           745,000.000
652478AL2 0000000000       NEWS AMER HOLDINGS INC              850,000.000           200,000.000         1,050,000.000
652478AR9 0000000000       NEWS AMER HLDGS INC SR DE                 0.000           550,000.000           550,000.000
652478AU2 0000000000       NEWS AMER HLDGS INC SR DE                 0.000           565,000.000           565,000.000
652482AU4 0000000000       NEWS AMER INC SR DEB                165,000.000                 0.000           165,000.000
65473QAJ2 0000000000       NISOURCE FIN CORP GTD               660,000.000         1,045,000.000         1,705,000.000
65474MAB7 0000000000       NISSAN AUTO RECEIVABLES                   0.000         1,225,208.360         1,225,208.360
65474RAD2 0000000000       NISSAN AUTO RECEIVABLES                   0.000           750,000.000           750,000.000
655356BK8 0000000000       NOMURA ASSET SECS CORP CO                 0.000           447,972.980           447,972.980
666807AW2 0000000000       NORTHROP GRUMMAN CORP               270,000.000           305,000.000           575,000.000
677871AA3 0000000000       OIL ENTERPRISES LTD GTD N         1,436,182.540         1,208,026.470         2,644,209.010

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description (f)      Market Value        Market Value          Market Value     % of Net Assets
    ------------           ------------------------      ------------    ------------------    ------------------   ---------------
617440201 0000000000       MORGAN STANLEY INSTITUTIO             0.00            3,520.91             3,520.91           0.00%
617440300 0000000000       MORGAN STANLEY INSTITUTIO             0.00              764.57               764.57           0.00%
617440508 0000000000       MORGAN STANLEY INSTITUTIO             0.00            7,333.43             7,333.43           0.00%
617440755 0000000000       MORGAN STANLEY INSTITUTIO             0.00              958.16               958.16           0.00%
617440771 0000000000       MORGAN STANLEY INSTITUTIO             0.00            7,017.33             7,017.33           0.00%
617440813 0000000000       MORGAN STANLEY INSTITUTIO             0.00            2,910.06             2,910.06           0.00%
617440862 0000000000       MORGAN STANLEY INSTITUTIO             0.00            3,112.83             3,112.83           0.00%
617440888 0000000000       MORGAN STANLEY INSTITUTIO             0.00            3,246.36             3,246.36           0.00%
619087BM0 0000000000       MORSERV INC SER 96-2 MTG              0.00          509,381.68           509,381.68           0.10%
638671AB3 0000000000       NATIONWIDE MUTUAL INS CO        310,419.62        1,112,180.91         1,422,600.53           0.28%
638671AC1 0000000000       NATIONWIDE MUTUAL INS NTS       743,391.55                0.00           743,391.55           0.14%
652478AL2 0000000000       NEWS AMER HOLDINGS INC          919,073.55          214,800.00         1,133,873.55           0.22%
652478AR9 0000000000       NEWS AMER HLDGS INC SR DE             0.00          531,494.15           531,494.15           0.10%
652478AU2 0000000000       NEWS AMER HLDGS INC SR DE             0.00          545,941.42           545,941.42           0.11%
652482AU4 0000000000       NEWS AMER INC SR DEB            153,643.05                0.00           153,643.05           0.03%
65473QAJ2 0000000000       NISOURCE FIN CORP GTD           683,049.18        1,065,269.87         1,748,319.05           0.34%
65474MAB7 0000000000       NISSAN AUTO RECEIVABLES               0.00        1,237,276.84         1,237,276.84           0.24%
65474RAD2 0000000000       NISSAN AUTO RECEIVABLES         632,622.38          125,091.01           757,713.38           0.15%
655356BK8 0000000000       NOMURA ASSET SECS CORP CO             0.00          447,972.98           447,972.98           0.09%
666807AW2 0000000000       NORTHROP GRUMMAN CORP           292,398.66          326,832.82           619,231.48           0.12%
677871AA3 0000000000       OIL ENTERPRISES LTD GTD N     1,470,105.17        1,231,872.91         2,701,978.08           0.52%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description(f)          Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           -----------------------       ---------------------    ------------------      ----------------
677884AA6 0000000000       OIL PUR CO SR SECD NT                     0.000           157,411.280           157,411.280
69319CAA2 0000000000       PCCW-HKTC CAP LTD GTD               645,000.000           725,000.000         1,370,000.000
69361YAF0 0000000000       PSE&G TRANSITION FDG                575,000.000           620,000.000         1,195,000.000
705220AF8 0000000000       PECO ENERGY TRANSITION TR         1,250,000.000                 0.000         1,250,000.000
705220AK7 0000000000       PECO ENERGY TRANSITION                    0.000         1,225,000.000         1,225,000.000
705220AM3 0000000000       PECO ENERGY TRANSITION              325,000.000           725,000.000         1,050,000.000
71713UAW2 0000000000       PHARMACIA CORP DEB                        0.000           695,000.000           695,000.000
741933AB1 0000000000       PRIME PPTY FDG II INC                     0.000         1,380,000.000         1,380,000.000
74438GAC5 0000000000       PRUDENTIAL HLDGS LLC SER          1,775,000.000         2,040,000.000         3,815,000.000
74438GAE1 0000000000       PRUDENTIAL HLDGS LLC S              995,000.000         1,025,000.000         2,020,000.000
74913EAC4 0000000000       QWEST CAP FDG INC GTD               815,000.000                 0.000           815,000.000
74913EAE0 0000000000       QWEST CAP FDG INC GTD                     0.000         1,180,000.000         1,180,000.000
74913EAJ9 0000000000       QWEST CAP FDG INC NT                315,000.000                 0.000           315,000.000
754052AC2 0000000000       RAS LAFFAN LIQ NAT GAS                    0.000         1,070,000.000         1,070,000.000
755111BG5 0000000000       RAYTHEON CO NT                      680,000.000           705,000.000         1,385,000.000
755111BH3 0000000000       RAYTHEON CO NT                      100,000.000                 0.000           100,000.000
755111BH3 0000000000       RAYTHEON CO NT                            0.000           330,000.000           330,000.000
758202AB1 0000000000       REED ELSEVIER CAP INC               235,000.000           150,000.000           385,000.000
76110VEP9 0000000000       RESIDENTIAL FDG MTG SECS          1,100,000.000                 0.000         1,100,000.000
76110WKN5 0000000000       RESIDENTIAL ASSET SECUR                   0.000           571,039.560           571,039.560
76110YWW8 0000000000       RESIDENTIAL FDG MTG SECS            152,402.980                 0.000           152,402.980

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description(f)       Market Value        Market Value          Market Value     % of Net Assets
    ------------           -----------------------       ------------    ------------------    ------------------   ---------------
677884AA6 0000000000       OIL PUR CO SR SECD NT                 0.00          156,531.35           156,531.35           0.03%
69319CAA2 0000000000       PCCW-HKTC CAP LTD GTD           637,191.63          714,618.00         1,351,809.63           0.26%
69361YAF0 0000000000       PSE&G TRANSITION FDG            596,200.42          638,192.04         1,234,392.46           0.24%
705220AF8 0000000000       PECO ENERGY TRANSITION TR     1,294,978.75                0.00         1,294,978.75           0.25%
705220AK7 0000000000       PECO ENERGY TRANSITION                0.00        1,343,461.30         1,343,461.30           0.26%
705220AM3 0000000000       PECO ENERGY TRANSITION          337,889.01          749,040.06         1,086,929.07           0.21%
71713UAW2 0000000000       PHARMACIA CORP DEB                    0.00          696,052.93           696,052.93           0.13%
741933AB1 0000000000       PRIME PPTY FDG II INC                 0.00        1,440,870.42         1,440,870.42           0.28%
74438GAC5 0000000000       PRUDENTIAL HLDGS LLC SER      1,817,440.25        2,071,212.00         3,888,652.25           0.75%
74438GAE1 0000000000       PRUDENTIAL HLDGS LLC S        1,034,969.15        1,058,589.25         2,093,558.40           0.41%
74913EAC4 0000000000       QWEST CAP FDG INC GTD           837,959.37                0.00           837,959.37           0.16%
74913EAE0 0000000000       QWEST CAP FDG INC GTD                 0.00        1,191,776.40         1,191,776.40           0.23%
74913EAJ9 0000000000       QWEST CAP FDG INC NT            302,233.68                0.00           302,233.68           0.06%
754052AC2 0000000000       RAS LAFFAN LIQ NAT GAS                0.00        1,084,712.50         1,084,712.50           0.21%
755111BG5 0000000000       RAYTHEON CO NT                  737,068.32          761,430.32         1,498,498.64           0.29%
755111BH3 0000000000       RAYTHEON CO NT                  110,948.20                0.00           110,948.20           0.02%
755111BH3 0000000000       RAYTHEON CO NT                        0.00          364,455.30           364,455.30           0.07%
758202AB1 0000000000       REED ELSEVIER CAP INC           238,381.65          151,347.60           389,729.25           0.08%
76110VEP9 0000000000       RESIDENTIAL FDG MTG SECS      1,112,870.11                0.00         1,112,870.11           0.22%
76110WKN5 0000000000       RESIDENTIAL ASSET SECUR               0.00          574,362.84           574,362.84           0.11%
76110YWW8 0000000000       RESIDENTIAL FDG MTG SECS        152,412.12                0.00           152,412.12           0.03%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description(f)          Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           -----------------------       ---------------------    ------------------      ----------------
783760QB0 0000000000       RYLAND ACCEP CORP FOUR CO                 0.000           347,449.886           347,449.886
786514BC2 0000000000       SAFEWAY INC NT                      110,000.000                 0.000           110,000.000
7959902K5 0000000000       SALOMON CMBS SWAP*                        0.000         1,500,000.000         1,500,000.000
7959902M1 0000000000       SALOMON CMBS LIBOR SHORT*                 0.000        (1,500,000.000)       (1,500,000.000)
7959902N9 0000000000       SALOMON CMBS SWAP LONG*                   0.000         1,700,000.000         1,700,000.000
7959902P4 0000000000       SALOMON CMBS SWAP SHORT*                  0.000        (1,700,000.000)       (1,700,000.000)
828807AJ6 0000000000       SIMON PPTY GROUP L P NT                   0.000           495,000.000           495,000.000
84474QAB9 0000000000       SOUTHWEST AIRLS 2001 1              240,000.000           280,000.000           520,000.000
866810AF1 0000000000       SUN MICROSYSTEMS INC                595,000.000           725,000.000         1,320,000.000
87203RAA0 0000000000       SYSTEMS 2001 A T LLC A            1,552,661.210         1,815,782.370         3,368,443.580
872287AF4 0000000000       TCI COMMUNICATIONS INC              250,000.000           270,000.000           520,000.000
872649BL1 0000000000       TRW INC  NT                         145,000.000           230,000.000           375,000.000
87971MAC7 0000000000       TELUS CORP NT                       160,000.000           375,000.000           535,000.000
88033GAU4 0000000000       TENET HEALTHCARE CORP SR            715,000.000           840,000.000         1,555,000.000
8849902C5 0000000000       SWAP LONG LEHMAN*                         0.000           650,000.000           650,000.000
8849902D3 0000000000       SWAP SHORT LEHMAN*                        0.000          (650,000.000)         (650,000.000)
887315BH1 0000000000       TTM TECHNOLOGIES INC COM            165,000.000                 0.000           165,000.000
887315BN8 0000000000       TIME WARNER INC DEB DTD 1           290,000.000           970,000.000         1,260,000.000
89232TAA7 0000000000       TOYOTA AUTO RECEIVABLE                    0.000         2,546,791.450         2,546,791.450
902045AA1 0000000000       277 PK AVE FIN CORP COML          1,135,749.840                 0.000         1,135,749.840

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description(f)       Market Value        Market Value          Market Value     % of Net Assets
    ------------           -----------------------       ------------    ------------------    ------------------   ---------------
783760QB0 0000000000       RYLAND ACCEP CORP FOUR CO             0.00          355,385.64           355,385.64           0.07%
786514BC2 0000000000       SAFEWAY INC NT                  112,160.07                0.00           112,160.07           0.02%
7959902K5 0000000000       SALOMON CMBS SWAP*                    0.00        1,468,260.00         1,468,260.00           0.28%
7959902M1 0000000000       SALOMON CMBS LIBOR SHORT*             0.00       (1,500,015.00)       (1,500,015.00)         -0.29%
7959902N9 0000000000       SALOMON CMBS SWAP LONG*               0.00        1,711,016.00         1,711,016.00           0.33%
7959902P4 0000000000       SALOMON CMBS SWAP SHORT*              0.00       (1,700,017.00)       (1,700,017.00)         -0.33%
828807AJ6 0000000000       SIMON PPTY GROUP L P NT               0.00          481,949.33           481,949.33           0.09%
84474QAB9 0000000000       SOUTHWEST AIRLS 2001 1          236,313.74          274,647.49           510,961.23           0.10%
866810AF1 0000000000       SUN MICROSYSTEMS INC            607,239.15          732,199.25         1,339,438.40           0.26%
87203RAA0 0000000000       SYSTEMS 2001 A T LLC A        1,600,738.59        1,839,750.70         3,440,489.29           0.67%
872287AF4 0000000000       TCI COMMUNICATIONS INC          258,326.00          276,927.39           535,253.39           0.10%
872649BL1 0000000000       TRW INC  NT                     149,335.36          236,011.97           385,347.33           0.07%
87971MAC7 0000000000       TELUS CORP NT                   169,787.52          392,783.63           562,571.15           0.11%
88033GAU4 0000000000       TENET HEALTHCARE CORP SR        660,345.40          766,567.20         1,426,912.60           0.28%
8849902C5 0000000000       SWAP LONG LEHMAN*                     0.00          635,485.50           635,485.50           0.12%
8849902D3 0000000000       SWAP SHORT LEHMAN*                    0.00         (650,006.50)         (650,006.50)         -0.13%
887315BH1 0000000000       TTM TECHNOLOGIES INC COM        171,966.14                0.00           171,966.14           0.03%
887315BN8 0000000000       TIME WARNER INC DEB DTD 1       271,153.19          880,166.36         1,151,319.55           0.22%
89232TAA7 0000000000       TOYOTA AUTO RECEIVABLE                0.00        2,570,199.02         2,570,199.02           0.50%
902045AA1 0000000000       277 PK AVE FIN CORP COML      1,209,039.78                0.00         1,209,039.78           0.23%

===================================================================================================================================
                                                                                  MSIFT Investment
                                                         MSIF Fixed Income III   Grade Fixed Income         Pro-Forma
                                                               Portfolio             Portfolio               Combined
    Cusip Number           Security Description(f)          Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------           -----------------------       ---------------------    ------------------      ----------------
902118AC2 0000000000       TYCO INTL GROUP SA                   75,000.000           115,000.000           190,000.000
902118AK4 0000000000       TYCO INTL GROUP S A GTD N           120,000.000                 0.000           120,000.000
902118AY4 0000000000       TYCO INTL GROP S A GTD NT           525,000.000           825,000.000         1,350,000.000
902118BC1 0000000000       TYCO INTL GROUP                     210,000.000           140,000.000           350,000.000
90332UAA1 0000000000       US AWYS PASS THRU TRS SER                 0.000                 0.020                 0.020
90332UAJ2 0000000000       US AWYS PASS THRU TRS SER                 0.000           620,236.010           620,236.010
90332UAN3 0000000000       US AWYS PASS THRU TRS 200           933,378.100                 0.000           933,378.100
912795JA0 0000000000       UNITED STATES TREASURY BI        10,000,000.000                 0.000        10,000,000.000
912795JF9 0000000000       UNITED STATES TREASURY BI        30,000,000.000         5,000,000.000        35,000,000.000
912795JQ5 0000000000       UNITED STATES TREASURY BI                 0.000         1,150,000.000         1,150,000.000
912810EK0 0000000000       UNITED STATES TREASURY BO         3,325,000.000                 0.000         3,325,000.000
9128276D9 0000000000       UNITED STATES TREASURY NO         9,000,000.000                 0.000         9,000,000.000
912827T85 0000000000       UNITED STATES TREASURY NO         2,250,000.000                 0.000         2,250,000.000
92344RAA0 0000000000       VERIZON NEW ENG INC DEB             610,000.000                 0.000           610,000.000
92857TAG2 0000000000       VODAFONE AIRTOUCH PLC NT            715,000.000           275,000.000           990,000.000
92857TAH0 0000000000       VODAFONE AIRTOUCH PLC NT                  0.000           600,000.000           600,000.000
931142BN2 0000000000       WAL MART STORES SR UNSECD         1,420,000.000                 0.000         1,420,000.000
939322AE3 0000000000       WASHINGTON MUT INC SUB NT                 0.000           365,000.000           365,000.000
94973HAB4 0000000000       WELLPOINT HEALTH NETWORKS           310,000.000           425,000.000           735,000.000
969457BB5 0000000000       WILLIAMS COS INC DEB SER            665,000.000           650,000.000         1,315,000.000
969457BD1 0000000000       WILLIAMS COS INC SR NT              110,000.000           150,000.000           260,000.000
981468AA9 0000000000       WORLD FINL PPTYS TOWER B          3,291,236.128         2,381,815.650         5,673,051.778
98155KAJ1 0000000000       WORLDCOM INC GA NT                        0.000         1,575,000.000         1,575,000.000
98157DAD8 0000000000       WORLDCOM INC GA NEW NT            1,750,000.000                 0.000         1,750,000.000
98157DAK2 0000000000       WORLDCOM INC GA NEW NT                    0.000           590,000.000           590,000.000
9900032BB 0000000000       MAR 02 TREASURY BONDS-CBT*                0.000              (156.000)             (156.000)
9900032BE 0000000000       MAR 02 5 YEAR T NOTES-CBT*                0.000              (173.000)             (173.000)
9900032BF 0000000000       MAR 02 10 YEAR T NOTES-CB*                0.000              (101.000)             (101.000)
BOS161ABL 0000000000       JPM CHASE POOLED REPO             7,860,000.000                 0.000         7,860,000.000
BOS161ABQ 0000000000       JPMC POOLED REPO(MAS)1.65                 0.000        23,723,000.000        23,723,000.000
                                                           ---------------       ---------------       ---------------
                           Totals                          326,952,562.242       426,887,798.168       753,840,360.410

===================================================================================================================================
                                                          MSIF Fixed      MSIFT Investment
                                                          Income III     Grade Fixed Income
                                                          Portfolio            Portfolio       Pro-Forma Combined
    Cusip Number           Security Description(f)       Market Value        Market Value          Market Value     % of Net Assets
    ------------           -----------------------       ------------    ------------------    ------------------   ---------------
902118AC2 0000000000       TYCO INTL GROUP SA               72,559.80          110,377.81           182,937.61           0.04%
902118AK4 0000000000       TYCO INTL GROUP S A GTD N       115,119.96                0.00           115,119.96           0.02%
902118AY4 0000000000       TYCO INTL GROP S A GTD NT       527,109.45          824,051.25         1,351,160.70           0.26%
902118BC1 0000000000       TYCO INTL GROUP                 205,154.88          136,019.52           341,174.40           0.07%
90332UAA1 0000000000       US AWYS PASS THRU TRS SER             0.00                0.02                 0.02           0.00%
90332UAJ2 0000000000       US AWYS PASS THRU TRS SER             0.00          639,724.63           639,724.63           0.12%
90332UAN3 0000000000       US AWYS PASS THRU TRS 200       935,423.50                0.00           935,423.50           0.18%
912795JA0 0000000000       UNITED STATES TREASURY BI     9,999,038.89                0.00         9,999,038.89           1.94%
912795JF9 0000000000       UNITED STATES TREASURY BI    29,949,761.40        4,991,406.60        34,941,168.00           6.77%
912795JQ5 0000000000       UNITED STATES TREASURY BI             0.00        1,143,885.02         1,143,885.02           0.22%
912810EK0 0000000000       UNITED STATES TREASURY BO     4,246,656.75                0.00         4,246,656.75           0.82%
9128276D9 0000000000       UNITED STATES TREASURY NO     9,784,710.00                0.00         9,784,710.00           1.90%
912827T85 0000000000       UNITED STATES TREASURY NO     2,427,885.00                0.00         2,427,885.00           0.47%
92344RAA0 0000000000       VERIZON NEW ENG INC DEB         620,183.95                0.00           620,183.95           0.12%
92857TAG2 0000000000       VODAFONE AIRTOUCH PLC NT        785,281.64          299,539.63         1,084,821.27           0.21%
92857TAH0 0000000000       VODAFONE AIRTOUCH PLC NT              0.00          672,229.20           672,229.20           0.13%
931142BN2 0000000000       WAL MART STORES SR UNSECD     1,453,240.78                0.00         1,453,240.78           0.28%
939322AE3 0000000000       WASHINGTON MUT INC SUB NT             0.00          402,082.18           402,082.18           0.08%
94973HAB4 0000000000       WELLPOINT HEALTH NETWORKS       316,135.83          431,683.55           747,819.38           0.14%
969457BB5 0000000000       WILLIAMS COS INC DEB SER        647,850.98          619,019.70         1,266,870.68           0.25%
969457BD1 0000000000       WILLIAMS COS INC SR NT          110,336.82          147,087.90           257,424.72           0.05%
981468AA9 0000000000       WORLD FINL PPTYS TOWER B      3,320,034.44        2,393,724.73         5,713,759.17           1.11%
98155KAJ1 0000000000       WORLDCOM INC GA NT                    0.00        1,412,288.33         1,412,288.33           0.27%
98157DAD8 0000000000       WORLDCOM INC GA NEW NT        1,881,885.25                0.00         1,881,885.25           0.36%
98157DAK2 0000000000       WORLDCOM INC GA NEW NT                0.00          612,614.11           612,614.11           0.12%
9900032BB 0000000000       MAR 02 TREASURY BONDS-CBT             0.00      (15,682,875.00)      (15,682,875.00)         -3.04%
9900032BE 0000000000       MAR 02 5 YEAR T NOTES-CBT             0.00      (18,219,062.50)      (18,219,062.50)         -3.53%
9900032BF 0000000000       MAR 02 10 YEAR T NOTES-CB             0.00      (10,557,656.25)      (10,557,656.25)         -2.05%
BOS161ABL 0000000000       JPM CHASE POOLED REPO         7,860,000.00                0.00         7,860,000.00           1.52%
BOS161ABQ 0000000000       JPMC POOLED REPO(MAS)1.65             0.00       23,723,000.00        23,723,000.00           4.60%
                                                       --------------      --------------      ----------------       --------
                           Totals                      313,006,621.93      323,958,586.86       636,965,208.868        123.501%
                                                                                               ----------------
                                                       Total Net Assets                         515,758,126.58


* Total Market Value denoted above is lower than the Statement of Assets and Liabilities due to the inclusion of derivative instruments (futures and swaps) held by MSIFT Investment Grade Fixed Income Portfolio.

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Statement of Assets & Liabilities
December 31, 2001 (Unaudited)



                                                           ------------------------------------------------------------------------
                                                                 MSIF                 MSIFT                              Pro Forma
                                                           Fixed Income III   Investment Grade Fixed                      Combined
                                                               Portfolio          Income Portfolio      Adjustments      Portfolio
                                                                 (000)                 (000)               (000)            (000)
                                                           ------------------------------------------------------------------------
Assets
Investments, at Cost -- see accompanying Portfolio
of Investments                                                  $311,792             $395,583               $0             $707,375
                                                           ========================================================================
Investments, at Value                                            313,094              398,834                0              711,928
Cash                                                                  88                 (337)               0                 (249)
Interest Receivable                                                1,656                2,370                0                4,026
Receivable for Investments Sold                                    1,013                4,602                0                5,615
Receivable for Portfolio Shares Sold                                 115                  167                0                  282
Receivable Due from Investment Advisor                                51                    0                0                   51
Prepaid Expenses                                                      11                   (1)               0                   10
                                                           ------------------------------------------------------------------------
Total Assets                                                     316,028              405,635                0              721,663

Liabilities
Payable for Investments Purchased                                 74,134              107,437                0              181,571
Payable for Swaps                                                      0               23,075                0               23,075
Payable for Futures Variation Margin                                   0                  307                0                  307
Payable for Portfolio Shares Redeemed                                  0                  452                0                  452
Payable for Merger Costs                                               0                    0               55  (h)              55
Administrative Fees Payable                                           39                   25                0                   64
Blue Sky Fees Payable                                                  0                    8                0                    8
Custodian Fees Payable                                                 8                    6                0                   14
Directors Compensation Payable                                        22                   30                0                   52
Investment Advisory Fees Payable                                       0                  259                0                  259
Other Payables                                                         1                    8                0                    9
Professional Fees Payable                                             20                   12                0                   32
Rule 12b-1 Fees Payable                                                1                    0                0                    1
Shareholder Reporting Expense Payable                                  5                    1                0                    6
                                                           ------------------------------------------------------------------------
Total Liabilities                                                 74,230              131,620               55              205,905
                                                           ------------------------------------------------------------------------
Net Assets                                                      $241,798             $274,015               $0             $515,813
                                                           ========================================================================
Net Assets Consist Of:
Paid-In Capital                                                 $240,192             $281,193               $0             $521,385
Undistributed Net Investment Loss                                   (330)                (118)             (55) (h)            (503)
Accumulated Net Realized Gain/(Loss)                                 634              (10,730)               0              (10,096)
Unrealized Appreciation/(Depreciation) of Investments              1,302                3,670                0                4,972
                                                           ------------------------------------------------------------------------
Net Assets                                                      $241,798             $274,015             $(55)            $515,758
                                                           ========================================================================
Net Asset Value Per Share -- Institutional Class

Net Assets -- Institutional Class                               $238,950             $274,015             $(55) (h)        $512,910
Shares Outstanding -- Institutional Class                     21,735,416           24,617,097         (267,967) (a)      46,084,546
                                                           ------------------------------------------------------------------------
Net Asset Value Per Share -- Institutional Class                  $10.99               $11.13         (267,967)              $11.13
                                                           ========================================================================
Net Asset Value Per Share -- Adviser Class

Net Assets -- Advisor Class                                       $2,848                   $0               $0               $2,848
Shares Outstanding -- Adviser Class                              259,488                    0                0  (a)         259,488
                                                           ------------------------------------------------------------------------
Net Asset Value Per Share -- Adviser Class                        $10.98                $0.00               $0               $10.98
                                                           ========================================================================


              See Notes to Pro Forma Combined Financial Statements

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Statement of Operations
December 31, 2001 (Unaudited)



                                                         --------------------------------------------------------------------------
                                                              MSIF                  MSIFT                                 Pro Forma
                                                         Fixed Income III   Investment Grade Fixed                         Combined
                                                            Portfolio         Income Portfolio          Adjustments       Portfolio
                                                              (000)                 (000)                   (000)           (000)
                                                         --------------------------------------------------------------------------
Investment Income

Dividends                                                           $0                      $0                $0                 $0
Interest                                                        12,368                  19,570                 0             31,938
                                                         --------------------------------------------------------------------------
Total Investment Income                                         12,368                  19,570                 0             31,938

Expenses

Investment Advisory Fees                                           766                   1,070                98   (b)        1,934
Less: Fees Waived                                                 (248)                      0               248   (g)            0
Shareholder Reporting Fees                                          11                       9                (3)  (e)           17
Administrative Fees                                                338                     242              (167)  (c)          413
Professional Fees                                                   31                      34               (24)  (e)           41
Custodian Fees                                                      37                      31               (10)  (e)           58
Directors' Fees and Expenses                                         9                       4                (6)  (e)            7
Rule 12b-1 Fees                                                      4                       0                (0)  (d)            4
Registration Fees                                                   33                      25               (11)  (e)           47
Merger Costs                                                         0                       0                55   (h)           55
Other Expenses                                                      14                       7               (14)  (e)            7
                                                         --------------------------------------------------------------------------
Net Expenses                                                       995                   1,422               166              2,583
                                                         --------------------------------------------------------------------------

Net Investment Income                                           11,373                  18,148              (166)            29,355

Net Realized Gain/(Loss) on:

Foreign Currency                                                    22                       3                 0                 25
Futures                                                              0                  (1,301)                0             (1,301)
Investments Sold                                                 4,914                   5,639                 0             10,553
                                                         --------------------------------------------------------------------------

Change in Unrealized Appreciation/(Depreciation) on
Foreign Currency and Investments                                 1,926                   4,398                 0              6,324
                                                         --------------------------------------------------------------------------

Net Realized Gain/(Loss) and Change in Unrealized
Appreciation/(Depreciation)                                      6,862                  10,040                 0             16,902
                                                         --------------------------------------------------------------------------

Net Increase/(Decrease) in Net Assets Resulting
from Operations                                                $18,235                 $28,188             $(111)           $46,312
                                                         ==========================================================================


              See Notes to Pro Forma Combined Financial Statements

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Notes to Financial Statements
December 31, 2001 (Unaudited)

Pro forma financial information is intended to provide shareholders of MSIF Fixed Income III Portfolio and MSIFT Investment Grade Fixed Income Portfolio with information about the impact of the proposed merger by indicating how the merger might have affected the information had the merger been consummated as of December 31, 2001.

The pro forma combined statements of assets and liabilities and of operations as of December 31, 2001 have been prepared to reflect the merger of MSIF Fixed Income III Portfolio and MSIFT Investment Grade Fixed Income Portfolio after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by MSIFT Investment Grade Fixed Income Portfolio of MSIF Fixed Income III Portfolio and issuance of MSIFT Investment Grade Fixed Income Portfolio shares in exchange for all of the outstanding shares of MSIF Fixed Income III Portfolio.

(b) Investment Advisory fees were adjusted to reflect the application of the fee structure for MSIFT Investment Grade Fixed Income Portfolio (0.375% of average daily net assets).

(c) Administration fees were adjusted to reflect the application of the fee structure for MSIFT Investment Grade Fixed Income Portfolio (0.08% of average daily net assets).

(d) Rule 12b-1 fees were adjusted to reflect the application of the fee structure for MSIFT Investment Grade Fixed Income Portfolio (0.15% of Class B average daily net assets).

(e) Certain pro forma basis expenses reflect actual expenses incurred by the individual Portfolios, adjusted to reflect estimated cost savings arising from the merger or, in some cases, additional costs.

(f) No realignment of the portfolios is expected in connection with the merger.

(g) Adjustment made reflects the fact that MSIFT Investment Grade Fixed Income Portfolio has no expense limitation.

(h) Amount represents 1/3 of the total estimated costs expected to be incurred in connection with the merger.

Morgan Stanley Institutional Fund Trust/Morgan Stanley Institutional Fund, Inc. Pro-Forma Combined Portfolio of Investments
Acquiring Portfolio: MSIFT, Inc. -- High Yield Portfolio
Target Portfolio: MSIF, Inc. -- High Yield II Portfolio
As Of December 31, 2001 (Unaudited)

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
00178DAC1 0000000000    AMSC ACQUISITION INC SR N           1,090,000.000                  0.000          1,090,000.000
00178DACA 0000000000    AMSC ACQUISITION INC SR N                   0.000          8,230,000.000          8,230,000.000
003910AD8 0000000000    ACETEX CORP SR NT 144A                240,000.000          1,640,000.000          1,880,000.000
006848AP0 0000000000    ADELPHIA COMMUNICATIONS               700,000.000                  0.000            700,000.000
006848AU9 0000000000    ADELPHIA COMMUNICATIONS             1,400,000.000          7,445,000.000          8,845,000.000
006848BC8 0000000000    ADELPHIA COMMUNICATIONS             1,035,000.000          7,400,000.000          8,435,000.000
006848BD6 0000000000    ADELPHIA COMMUNICATIONS               365,000.000                  0.000            365,000.000
006848BF1 0000000000    ADELPHIA COMMUNICATIONS C             350,000.000                  0.000            350,000.000
00817YAB4 0000000000    AETNA INC NEW SR NT                 1,420,000.000          6,880,000.000          8,300,000.000
008911AJ8 0000000000    AIR CDA INC SR NT                   1,475,000.000          8,500,000.000          9,975,000.000
01853EAA3 0000000000    ALLIANCE ATLANTIC COMMUNI           1,200,000.000          6,850,000.000          8,050,000.000
01958XAS6 0000000000    ALLIED WASTE NORTH AMER I           1,205,000.000          6,000,000.000          7,205,000.000
03073QAA6 0000000000    AMERISOURCEBERGEN CORP                210,000.000                  0.000            210,000.000
036734AC5 0000000000    ANTHEM INS COS INC SURPLU           1,245,000.000          7,560,000.000          8,805,000.000
05329WAA0 0000000000    AUTONATION INC DEL SR                 545,000.000          2,935,000.000          3,480,000.000
072699AA9 0000000000    BAYAN TELECOMMUNICATIONS              980,000.000          7,255,000.000          8,235,000.000
07556QAE5 0000000000    BEAZER HOMES USA INC SR N           1,040,000.000          6,500,000.000          7,540,000.000
080555AG0 0000000000    BELO CORP SR NT                       325,000.000          1,550,000.000          1,875,000.000
09641PAA8 0000000000    BLUM CB CORP SR SUB NT                      0.000          4,680,000.000          4,680,000.000
111013AB4 0000000000    BRITISH SKY BROADCASTING              220,000.000          6,410,000.000          6,630,000.000
111013AD0 0000000000    BRITISH SKY                         2,770,000.000          5,800,000.000          8,570,000.000
111201AB5 0000000000    BRL UNVL EQUIP 2001 A L P             700,000.000          4,735,000.000          5,435,000.000
11161P205 0000000000    BROADWING COMMUNICATIONS                1,800.000             10,664.000             12,464.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
00178DAC1 0000000000    AMSC ACQUISITION INC SR N            337,900.00                0.00          337,900.00           0.04%
00178DACA 0000000000    AMSC ACQUISITION INC SR N                  0.00        2,633,600.00        2,633,600.00           0.33%
003910AD8 0000000000    ACETEX CORP SR NT 144A               240,000.00        1,640,000.00        1,880,000.00           0.24%
006848AP0 0000000000    ADELPHIA COMMUNICATIONS              693,875.00                0.00          693,875.00           0.09%
006848AU9 0000000000    ADELPHIA COMMUNICATIONS            1,296,750.00        6,886,625.00        8,183,375.00           1.03%
006848BC8 0000000000    ADELPHIA COMMUNICATIONS              943,143.75        6,734,000.00        7,677,143.75           0.97%
006848BD6 0000000000    ADELPHIA COMMUNICATIONS              334,431.25                0.00          334,431.25           0.04%
006848BF1 0000000000    ADELPHIA COMMUNICATIONS C            357,437.50                0.00          357,437.50           0.05%
00817YAB4 0000000000    AETNA INC NEW SR NT                1,398,523.92        6,742,620.16        8,141,144.08           1.03%
008911AJ8 0000000000    AIR CDA INC SR NT                    942,156.25        5,429,375.00        6,371,531.25           0.80%
01853EAA3 0000000000    ALLIANCE ATLANTIC COMMUNI          1,296,000.00        7,398,000.00        8,694,000.00           1.10%
01958XAS6 0000000000    ALLIED WASTE NORTH AMER I          1,241,150.00        6,180,000.00        7,421,150.00           0.94%
03073QAA6 0000000000    AMERISOURCEBERGEN CORP               215,250.00                0.00          215,250.00           0.03%
036734AC5 0000000000    ANTHEM INS COS INC SURPLU          1,337,898.17        8,088,005.52        9,425,903.69           1.19%
05329WAA0 0000000000    AUTONATION INC DEL SR                554,537.50        2,986,362.50        3,540,900.00           0.45%
072699AA9 0000000000    BAYAN TELECOMMUNICATIONS             171,500.00        1,269,625.00        1,441,125.00           0.18%
07556QAE5 0000000000    BEAZER HOMES USA INC SR N          1,073,800.00        6,711,250.00        7,785,050.00           0.98%
080555AG0 0000000000    BELO CORP SR NT                      331,936.48        1,575,210.75        1,907,147.23           0.24%
09641PAA8 0000000000    BLUM CB CORP SR SUB NT                     0.00        4,001,400.00        4,001,400.00           0.50%
111013AB4 0000000000    BRITISH SKY BROADCASTING             210,704.56        6,111,050.42        6,321,754.98           0.80%
111013AD0 0000000000    BRITISH SKY                        2,850,781.51        5,941,601.20        8,792,382.71           1.11%
111201AB5 0000000000    BRL UNVL EQUIP 2001 A L P            728,000.00        4,924,400.00        5,652,400.00           0.71%
11161P205 0000000000    BROADWING COMMUNICATIONS           1,143,000.00        6,931,600.00        8,074,600.00           1.02%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
12489LAB4 0000000000    CB RICHARD ELLIS SVCS                 795,000.000                  0.000            795,000.000
125896AH3 0000000000    CMS ENERGY SENIOR NOTES                80,000.000            430,000.000            510,000.000
126304AC8 0000000000    CSC HLDGS INC SR NT                   400,000.000                  0.000            400,000.000
126304AN4 0000000000    CSC HLDGS INC SR NT 144A                    0.000            515,000.000            515,000.000
126304AP9 0000000000    CSC HLDGS INC SR NT                   935,000.000                  0.000            935,000.000
126433AB7 0000000000    CTI HLDGS S A SR DEFD CPN           1,500,000.000         11,170,000.000         12,670,000.000
12673GAA3 0000000000    CA FM LEASE TR SR SECD NT             817,962.179          6,292,016.450          7,109,978.629
12686NAC9 0000000000    CABLEVISION S A NT                    465,000.000          3,965,000.000          4,430,000.000
131096AD1 0000000000    CALLAHAN NRH                        1,925,000.000         11,975,000.000         13,900,000.000
131347AW6 0000000000    CALPINE CORP NT                     1,120,000.000          5,570,000.000          6,690,000.000
147433AA4 0000000000    CASE CR CORP                          380,000.000          2,100,000.000          2,480,000.000
14743RAF0 0000000000    CASE CORP                             335,000.000          1,710,000.000          2,045,000.000
15134QAB5 0000000000    CENTENNIAL CELLULAR OPER            1,500,000.000          8,410,000.000          9,910,000.000
152312AG9 0000000000    CENTEX CORP SR NT                   1,375,000.000          7,115,000.000          8,490,000.000
16117PAL4 0000000000    CHARTER COMMUNICATIONS              1,660,000.000          6,545,000.000          8,205,000.000
165167AS6 0000000000    CHESAPEAKE ENERGY CORP SR           1,860,000.000          7,100,000.000          8,960,000.000
172921HN1 0000000000    CITICORP MTG SECS INC                       0.000            241,315.600            241,315.600
194832AA9 0000000000    COLLINS & AIKMAN PRODS CO             135,000.000            700,000.000            835,000.000
194832AB7 0000000000    COLLINS & AIKMAN PRODS CO             595,000.000          2,760,000.000          3,355,000.000
195325AR6 0000000000    195325AU9REP GLOBAL BD                950,000.000          4,415,000.000          5,365,000.000
197677AF4 0000000000    COLUMBIA / HCA HEALTHCARE             425,000.000                  0.000            425,000.000
197677AG2 0000000000    COLUMBIA / HCA HEALTHCARE           1,800,000.000          9,535,000.000         11,335,000.000
19767QAC9 0000000000    COLUMBIA/HCA HEALTHCARE C             895,000.000                  0.000            895,000.000
19767QAQ8 0000000000    COLUMBIA / HCA HEALTHCARE             600,000.000            660,000.000          1,260,000.000
219350AJ4 0000000000    CORNING INC ZERO CPN CONV             270,000.000          1,920,000.000          2,190,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   -----------------  ------------------  ---------------
12489LAB4 0000000000    CB RICHARD ELLIS SVCS                679,725.00                0.00          679,725.00           0.09%
125896AH3 0000000000    CMS ENERGY SENIOR NOTES               78,308.00          418,405.05          496,713.05           0.06%
126304AC8 0000000000    CSC HLDGS INC SR NT                  412,164.40                0.00          412,164.40           0.05%
126304AN4 0000000000    CSC HLDGS INC SR NT 144A                   0.00          512,460.02          512,460.02           0.06%
126304AP9 0000000000    CSC HLDGS INC SR NT                  936,288.43                0.00          936,288.43           0.12%
126433AB7 0000000000    CTI HLDGS S A SR DEFD CPN            150,000.00        1,117,000.00        1,267,000.00           0.16%
12673GAA3 0000000000    CA FM LEASE TR SR SECD NT            831,335.86        6,417,856.78        7,249,192.64           0.91%
12686NAC9 0000000000    CABLEVISION S A NT                    93,000.00          793,000.00          886,000.00           0.11%
131096AD1 0000000000    CALLAHAN NRH                       1,270,500.00        7,903,500.00        9,174,000.00           1.16%
131347AW6 0000000000    CALPINE CORP NT                    1,019,164.16        4,984,247.66        6,003,411.82           0.76%
147433AA4 0000000000    CASE CR CORP                         358,218.40        1,978,863.60        2,337,082.00           0.29%
14743RAF0 0000000000    CASE CORP                            312,137.59        1,592,328.06        1,904,465.65           0.24%
15134QAB5 0000000000    CENTENNIAL CELLULAR OPER           1,260,000.00        7,064,400.00        8,324,400.00           1.05%
152312AG9 0000000000    CENTEX CORP SR NT                  1,400,782.63        7,212,987.78        8,613,770.41           1.09%
16117PAL4 0000000000    CHARTER COMMUNICATIONS             1,701,500.00        6,692,262.50        8,393,762.50           1.06%
165167AS6 0000000000    CHESAPEAKE ENERGY CORP SR          1,804,200.00        6,887,000.00        8,691,200.00           1.10%
172921HN1 0000000000    CITICORP MTG SECS INC                      0.00          119,774.58          119,774.58           0.02%
194832AA9 0000000000    COLLINS & AIKMAN PRODS CO            131,625.00          682,500.00          814,125.00           0.10%
194832AB7 0000000000    COLLINS & AIKMAN PRODS CO            597,975.00        2,766,900.00        3,364,875.00           0.42%
195325AR6 0000000000    195325AU9REP GLOBAL BD               971,375.00        4,514,337.50        5,485,712.50           0.69%
197677AF4 0000000000    COLUMBIA / HCA HEALTHCARE            437,213.65                0.00          437,213.65           0.06%
197677AG2 0000000000    COLUMBIA / HCA HEALTHCARE          1,753,446.60        9,221,632.23       10,975,078.83           1.38%
19767QAC9 0000000000    COLUMBIA/HCA HEALTHCARE C            946,674.62                0.00          946,674.62           0.12%
19767QAQ8 0000000000    COLUMBIA / HCA HEALTHCARE            568,195.80          620,389.44        1,188,585.24           0.15%
219350AJ4 0000000000    CORNING INC ZERO CPN CONV            139,725.00          993,600.00        1,133,325.00           0.14%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
2322779   0000000000    HMV MEDIA GROUP                             0.000          2,875,000.000          2,875,000.000
2324311   0000000000    NTL INC                                     0.000         14,645,000.000         14,645,000.000
232928AA9 0000000000    DR STRUCTURED FIN CORP SE             508,839.949          2,479,312.260          2,988,152.209
232928AC5 0000000000    DR STRUCTURED FIN CORP SE                   0.000             72,161.820             72,161.820
232928AD3 0000000000    DR STRUCTURED FIN CORP SE             700,000.000          1,705,000.000          2,405,000.000
23331AAD1 0000000000    D.R. HORTON INC SENIOR NO             695,000.000          4,210,000.000          4,905,000.000
235811AN6 0000000000    DANA CORP NT 144A                     710,000.000          4,520,000.000          5,230,000.000
256072505 0000000000    DOBSON COMMUNICATIONS COR               2,406.820             12,542.890             14,949.710
256886AE2 0000000000    DOLPHIN TELECOM PLC SR DI           2,425,000.000                  0.000          2,425,000.000
256886AH5 0000000000    DOLPHIN TELECOM PLC SR DI             300,000.000          4,395,000.000          4,695,000.000
27876GAG3 0000000000    ECHOSTAR DBS CORP SR NT               500,000.000          2,790,000.000          3,290,000.000
27876GAH1 0000000000    ECHOSTAR DBS CORP SR NT               615,000.000          2,100,000.000          2,715,000.000
29255UAA2 0000000000    ENCOMPASS SVCS CORP SR SU             755,000.000          4,360,000.000          5,115,000.000
29444NAF9 0000000000    EQUISTAR CHEMICALS LP                 440,000.000          2,255,000.000          2,695,000.000
29665WAA2 0000000000    ESPRIT TELECOM PLC SR NT              600,000.000                  0.000            600,000.000
29665WAF1 0000000000    ESPRIT TELECOM GROUP PLC              965,000.000                  0.000            965,000.000
302088AL3 0000000000    EXODUS COMMUNICATIONS I             1,870,000.000         10,990,000.000         12,860,000.000
303727AG6 0000000000    FAIRCHILD SEMICONDUCTO                380,000.000          1,895,000.000          2,275,000.000
33938EAF4 0000000000    FLEXTRONICS INTL LTD US$              150,000.000            700,000.000            850,000.000
34354PAB1 0000000000    FLOWSERVE CORP US$ SR SUB             750,000.000          5,177,000.000          5,927,000.000
344155106 0000000000    FOCAL COMMUNICATIONS CORP             463,619.000          2,519,953.004          2,983,572.004
344155AC0 0000000000    FOCAL COMMUNICATIONS CORP             796,000.000          4,264,000.000          5,060,000.000
344155AE6 0000000000    FOCAL COMMUNICATIONS                1,332,000.000          7,468,000.000          8,800,000.000
345370CA6 0000000000    FORD MTR CO DEL GLOBAL LA             900,000.000          3,460,000.000          4,360,000.000
345397TY9 0000000000    FORD MTR CR CO                        380,000.000          1,490,000.000          1,870,000.000
35802N303 0000000000    FRESENIUS MED CARE CAP TR           1,800,000.000          4,440,000.000          6,240,000.000
35802QAB4 0000000000    FRESENIUS MED CARE CAP                350,000.000                  0.000            350,000.000
35802W204 0000000000    FRESENTUS MED CARE CAP TR                   0.000          5,900,000.000          5,900,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
2322779   0000000000    HMV MEDIA GROUP                            0.00        3,882,821.92        3,882,821.92           0.49%
2324311   0000000000    NTL INC                                    0.00        5,316,870.22        5,316,870.22           0.67%
232928AA9 0000000000    DR STRUCTURED FIN CORP SE            340,159.51        1,657,990.49        1,998,150.00           0.25%
232928AC5 0000000000    DR STRUCTURED FIN CORP SE                  0.00           56,667.23           56,667.23           0.01%
232928AD3 0000000000    DR STRUCTURED FIN CORP SE            393,750.00          967,263.55        1,361,013.55           0.17%
23331AAD1 0000000000    D.R. HORTON INC SENIOR NO            688,050.00        4,167,900.00        4,855,950.00           0.61%
235811AN6 0000000000    DANA CORP NT 144A                    660,144.51        4,131,492.44        4,791,636.95           0.60%
256072505 0000000000    DOBSON COMMUNICATIONS COR          2,346,649.50       12,229,317.75       14,575,967.25           1.84%
256886AE2 0000000000    DOLPHIN TELECOM PLC SR DI                242.50                0.00              242.50           0.00%
256886AH5 0000000000    DOLPHIN TELECOM PLC SR DI                 30.00              439.50              469.50           0.00%
27876GAG3 0000000000    ECHOSTAR DBS CORP SR NT              515,000.00        2,873,700.00        3,388,700.00           0.43%
27876GAH1 0000000000    ECHOSTAR DBS CORP SR NT              616,537.50        2,105,250.00        2,721,787.50           0.34%
29255UAA2 0000000000    ENCOMPASS SVCS CORP SR SU            490,750.00        2,834,000.00        3,324,750.00           0.42%
29444NAF9 0000000000    EQUISTAR CHEMICALS LP                442,200.00        2,266,275.00        2,708,475.00           0.34%
29665WAA2 0000000000    ESPRIT TELECOM PLC SR NT               1,500.00                0.00            1,500.00           0.00%
29665WAF1 0000000000    ESPRIT TELECOM GROUP PLC               2,412.50                0.00            2,412.50           0.00%
302088AL3 0000000000    EXODUS COMMUNICATIONS I              336,600.00        2,088,100.00        2,424,700.00           0.31%
303727AG6 0000000000    FAIRCHILD SEMICONDUCTO               403,750.00        2,013,437.50        2,417,187.50           0.30%
33938EAF4 0000000000    FLEXTRONICS INTL LTD US$             157,500.00          735,000.00          892,500.00           0.11%
34354PAB1 0000000000    FLOWSERVE CORP US$ SR SUB            836,250.00        5,772,355.00        6,608,605.00           0.83%
344155106 0000000000    FOCAL COMMUNICATIONS CORP            282,807.59        1,511,971.80        1,794,779.39           0.23%
344155AC0 0000000000    FOCAL COMMUNICATIONS CORP            222,880.00        1,193,920.00        1,416,800.00           0.18%
344155AE6 0000000000    FOCAL COMMUNICATIONS                 546,120.00        3,061,880.00        3,608,000.00           0.45%
345370CA6 0000000000    FORD MTR CO DEL GLOBAL LA            824,569.20        3,145,970.40        3,970,539.60           0.50%
345397TY9 0000000000    FORD MTR CR CO                       369,787.88        1,442,092.03        1,811,879.91           0.23%
35802N303 0000000000    FRESENIUS MED CARE CAP TR          1,804,500.00        4,451,100.00        6,255,600.00           0.79%
35802QAB4 0000000000    FRESENIUS MED CARE CAP               348,250.00                0.00          348,250.00           0.04%
35802W204 0000000000    FRESENTUS MED CARE CAP TR                  0.00        6,077,000.00        6,077,000.00           0.77%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
361849AB8 0000000000    GMAC COML MTG SEC INC                       0.000          8,517,427.650          8,517,427.650
36227TAM9 0000000000    GS ESCROW CORP SR NT                1,220,000.000          6,350,000.000          7,570,000.000
362359101 0000000000    WT GT GROUP TELECOM INC E              32,000.000            200,850.000            232,850.000
362359AC5 0000000000    GT GROUP TELECOM INC SR N           3,200,000.000         20,085,000.000         23,285,000.000
370425RZ5 0000000000    GENERAL MTRS ACCEP CORP N             645,000.000          1,615,000.000          2,260,000.000
378275AB7 0000000000    GLENCORE NICKEL PTY LTD S             435,000.000          3,680,000.000          4,115,000.000
37931KABA 0000000000    GLOBAL CROSSING HLDGS LTD           1,265,000.000            280,000.000          1,545,000.000
37931KAJA 0000000000    GLOBAL CROSSING HLDGS LTD             280,000.000         22,335,000.000         22,615,000.000
379363AK0 0000000000    GLOBALSTAR L P / GLOBALST           1,175,000.000          7,025,000.000          8,200,000.000
379363AR5 0000000000    GLOBALSTAR L P / GLOBALST             310,000.000                  0.000            310,000.000
379364128 0000000000    WTS GLOBALSTAR TELECOMMUN                 600.000              4,780.000              5,380.000
37957FAC5 0000000000    GLOBIX CORP SR NT                   1,865,000.000         11,800,000.000         13,665,000.000
40050BAA8 0000000000    GRUPO IUSACELL S A DE C V             750,000.000          6,000,000.000          6,750,000.000
40423QAE7 0000000000    HMH PPTYS INC SR NT SER A             675,000.000          6,385,000.000          7,060,000.000
40423QAF4 0000000000    HMH PPTYS INC SR NT SER B             175,000.000            490,000.000            665,000.000
404246AC4 0000000000    HMV MEDIA GROUP PLC US$ S           1,355,000.000          3,060,000.000          4,415,000.000
41078TAA5 0000000000    HANOVER EQUIP TR 2001A                200,000.000          1,200,000.000          1,400,000.000
41078TAC1 0000000000    HANOVER EQUIP TR 2001B SR             190,000.000          1,295,000.000          1,485,000.000
413627AF7 0000000000    HARRAHS OPER INC GTD S                      0.000          6,220,000.000          6,220,000.000
413627AH3 0000000000    HARRAHS OPER INC GTD S              1,965,000.000                  0.000          1,965,000.000
4152178   0000000000    BRAZIL(FED REP OF)                  1,767,073.350          8,970,821.850         10,737,895.200
420781ABA 0000000000    HAYES LEMMERZ INTL INC SR           2,750,000.000         13,650,000.000         16,400,000.000
420804AG1 0000000000    HAYES WHEELS INTL INC DEL                   0.000          2,460,000.000          2,460,000.000
42222GAC2 0000000000    HEALTH NET INC SR NT                1,275,000.000          6,000,000.000          7,275,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
361849AB8 0000000000    GMAC COML MTG SEC INC                      0.00          464,284.98          464,284.98           0.06%
36227TAM9 0000000000    GS ESCROW CORP SR NT               1,223,791.76        6,347,440.95        7,571,232.71           0.95%
362359101 0000000000    WT GT GROUP TELECOM INC E             16,000.00          100,425.00          116,425.00           0.01%
362359AC5 0000000000    GT GROUP TELECOM INC SR N            416,000.00        2,611,050.00        3,027,050.00           0.38%
370425RZ5 0000000000    GENERAL MTRS ACCEP CORP N            656,471.33        1,625,276.25        2,281,747.58           0.29%
378275AB7 0000000000    GLENCORE NICKEL PTY LTD S            239,250.00        2,024,000.00        2,263,250.00           0.29%
37931KABA 0000000000    GLOBAL CROSSING HLDGS LTD            145,475.00           30,800.00          176,275.00           0.02%
37931KAJA 0000000000    GLOBAL CROSSING HLDGS LTD            153,900.00        1,875,400.00        2,029,300.00           0.26%
379363AK0 0000000000    GLOBALSTAR L P / GLOBALST             82,250.00          491,750.00          574,000.00           0.07%
379363AR5 0000000000    GLOBALSTAR L P / GLOBALST             21,700.00                0.00           21,700.00           0.00%
379364128 0000000000    WTS GLOBALSTAR TELECOMMUN                  6.00              478.00              484.00           0.00%
37957FAC5 0000000000    GLOBIX CORP SR NT                    373,000.00        2,242,000.00        2,615,000.00           0.33%
40050BAA8 0000000000    GRUPO IUSACELL S A DE C V            806,250.00        6,450,000.00        7,256,250.00           0.91%
40423QAE7 0000000000    HMH PPTYS INC SR NT SER A            641,250.00        6,065,750.00        6,707,000.00           0.85%
40423QAF4 0000000000    HMH PPTYS INC SR NT SER B            161,437.50          452,025.00          613,462.50           0.08%
404246AC4 0000000000    HMV MEDIA GROUP PLC US$ S          1,178,850.00        2,662,200.00        3,841,050.00           0.48%
41078TAA5 0000000000    HANOVER EQUIP TR 2001A               208,000.00        1,248,000.00        1,456,000.00           0.18%
41078TAC1 0000000000    HANOVER EQUIP TR 2001B SR            196,650.00        1,340,325.00        1,536,975.00           0.19%
413627AF7 0000000000    HARRAHS OPER INC GTD S                     0.00        6,376,010.04        6,376,010.04           0.80%
413627AH3 0000000000    HARRAHS OPER INC GTD S             2,024,174.01                0.00        2,024,174.01           0.26%
4152178   0000000000    BRAZIL(FED REP OF)                 1,360,646.48        6,907,532.82        8,268,179.30           1.04%
420781ABA 0000000000    HAYES LEMMERZ INTL INC SR            123,750.00          614,250.00          738,000.00           0.09%
420804AG1 0000000000    HAYES WHEELS INTL INC DEL                  0.00          110,700.00          110,700.00           0.01%
42222GAC2 0000000000    HEALTH NET INC SR NT               1,314,518.63        6,155,826.00        7,470,344.63           0.94%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
427516AB5 0000000000    HERMES EUROPE RAILTEL B V             900,000.000          5,210,000.000          6,110,000.000
427516AE9 0000000000    HERMES EUROPE RAILTEL B V                   0.000          2,480,000.000          2,480,000.000
432848AH2 0000000000    HILTON HOTELS CORP SR NT              620,000.000          3,175,000.000          3,795,000.000
435573AA8 0000000000    HOLLINGER PARTN TR SR                 690,000.000          3,580,000.000          4,270,000.000
44075LAH4 0000000000    HORSESHOE GAMING LLC SR S           1,825,000.000          6,450,000.000          8,275,000.000
44108EAK4 0000000000    HOST MARRIOTT L P SR NT S             535,000.000                  0.000            535,000.000
4430056   0000000000    VIATEL INC                                  0.000          1,687,263.208          1,687,263.208
447012AB1 0000000000    HUNTSMAN ICI CHEMICALS LL           1,725,000.000          6,180,000.000          7,905,000.000
448096AG2 0000000000    HUSKY OIL LTD CAP SECS              1,745,000.000          8,055,000.000          9,800,000.000
44914KAE8 0000000000    HYPERION TELECOMMUNICATIO           1,510,000.000         11,080,000.000         12,590,000.000
44914KAH1 0000000000    HYPERION TELECOMMUNICATIO                   0.000          1,000,000.000          1,000,000.000
450295AC4 0000000000    ISP CHEMCO INC / ISP CHEM             425,000.000          1,935,000.000          2,360,000.000
45337VAC4 0000000000    INDAH KIAT FIN MAURITIUS            2,350,000.000         10,750,000.000         13,100,000.000
458801404 0000000000    INTERMEDIA COMMUNICATIONS                 643.000              3,304.000              3,947.000
458801AL1 0000000000    INTERMEDIA COMMUNICATIONS           1,575,000.000            250,000.000          1,825,000.000
459902AJ1 0000000000    INTERNATIONAL GAME TECHNO           1,185,000.000          6,025,000.000          7,210,000.000
46034HAA3 0000000000    INTERNATIONAL SPECIALT                665,000.000          3,515,000.000          4,180,000.000
46521PAA5 0000000000    ISTAR FINL INC SR NT                  630,000.000          2,990,000.000          3,620,000.000
477122AD7 0000000000    JET EQUIP TR SER 1994-A C           1,050,000.000          3,050,000.000          4,100,000.000
477122AT2 0000000000    JET EQUIP TR CTF 1995-A C                   0.000          2,050,000.000          2,050,000.000
48258WAF4 0000000000    K MART FDG CORP SECD LEAS                   0.000          3,199,457.580          3,199,457.580
546347AB1 0000000000    LOUISIANA PACIFIC RES                 265,000.000          1,665,000.000          1,930,000.000
546347AC9 0000000000    LOUISIANA-PAC CORP SR                 810,000.000          4,330,000.000          5,140,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
427516AB5 0000000000    HERMES EUROPE RAILTEL B V             81,000.00          468,900.00          549,900.00           0.07%
427516AE9 0000000000    HERMES EUROPE RAILTEL B V                  0.00          223,200.00          223,200.00           0.03%
432848AH2 0000000000    HILTON HOTELS CORP SR NT             615,953.88        3,139,798.78        3,755,752.66           0.47%
435573AA8 0000000000    HOLLINGER PARTN TR SR                573,562.50        2,975,875.00        3,549,437.50           0.45%
44075LAH4 0000000000    HORSESHOE GAMING LLC SR S          1,884,312.50        6,659,625.00        8,543,937.50           1.08%
44108EAK4 0000000000    HOST MARRIOTT L P SR NT S            514,937.50                0.00          514,937.50           0.06%
4430056   0000000000    VIATEL INC                                 0.00              930.20              930.20           0.00%
447012AB1 0000000000    HUNTSMAN ICI CHEMICALS LL          1,656,000.00        5,932,800.00        7,588,800.00           0.96%
448096AG2 0000000000    HUSKY OIL LTD CAP SECS             1,821,287.91        8,202,003.75       10,023,291.66           1.26%
44914KAE8 0000000000    HYPERION TELECOMMUNICATIO             15,100.00          110,800.00          125,900.00           0.02%
44914KAH1 0000000000    HYPERION TELECOMMUNICATIO                  0.00          120,000.00          120,000.00           0.02%
450295AC4 0000000000    ISP CHEMCO INC / ISP CHEM            444,125.00        2,022,075.00        2,466,200.00           0.31%
45337VAC4 0000000000    INDAH KIAT FIN MAURITIUS             446,500.00        2,042,500.00        2,489,000.00           0.31%
458801404 0000000000    INTERMEDIA COMMUNICATIONS            683,187.50        3,518,760.00        4,201,947.50           0.53%
458801AL1 0000000000    INTERMEDIA COMMUNICATIONS          1,592,718.75          255,937.50        1,848,656.25           0.23%
459902AJ1 0000000000    INTERNATIONAL GAME TECHNO          1,247,212.50        6,341,312.50        7,588,525.00           0.96%
46034HAA3 0000000000    INTERNATIONAL SPECIALT               665,000.00        3,508,391.80        4,173,391.80           0.53%
46521PAA5 0000000000    ISTAR FINL INC SR NT                 630,438.48        2,977,812.76        3,608,251.24           0.45%
477122AD7 0000000000    JET EQUIP TR SER 1994-A C            682,500.00        1,837,869.00        2,520,369.00           0.32%
477122AT2 0000000000    JET EQUIP TR CTF 1995-A C                  0.00        1,210,217.50        1,210,217.50           0.15%
48258WAF4 0000000000    K MART FDG CORP SECD LEAS                  0.00        2,610,885.36        2,610,885.36           0.33%
546347AB1 0000000000    LOUISIANA PACIFIC RES                256,891.80        1,606,843.22        1,863,735.02           0.23%
546347AC9 0000000000    LOUISIANA-PAC CORP SR                777,600.00        4,178,450.00        4,956,050.00           0.62%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)             Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
5511682   0000000000    RSL COMMUNICATIONS                          0.000          8,556,469.000          8,556,469.000
552078AL1 0000000000    LYONDELL CHEMICAL CO SR S             805,000.000          3,920,000.000          4,725,000.000
563571AA6 0000000000    MANITOWOC INC EURO SR S               455,000.000                  0.000            455,000.000
5735998   0000000000    DOLPHIN TELECOM                             0.000         11,260,000.000         11,260,000.000
57773A110 0000000000    WT MAXCOM TELECOMUNICACIO                 925.000             77,250.000             78,175.000
57773AAC6 0000000000    MAXCOM TELECOMUNICACIONES             925,000.000          7,655,000.000          8,580,000.000
582268AAA 0000000000    MCLEODUSA INC SR NT                 2,200,000.000         15,075,000.000         17,275,000.000
5843396   0000000000    TELE1 EUROPE                                0.000          5,705,000.000          5,705,000.000
591689AE4 0000000000    METROMEDIA FIBER NETWORK            2,075,000.000         12,410,000.000         14,485,000.000
5921991   0000000000    NETIA HLDGS                                 0.000          3,910,000.000          3,910,000.000
5923674   0000000000    HUNTSMAN ICI CHEMI                          0.000          4,285,000.000          4,285,000.000
594079AA3 0000000000    MICHAEL FOODS INC NEW                 750,000.000          4,120,000.000          4,870,000.000
5960671   0000000000    PTC INTL FIN II                             0.000          7,330,000.000          7,330,000.000
5998995   0000000000    TELEWEST COMMS 9.875% BDS                   0.000         13,730,000.000         13,730,000.000
60036NAD3 0000000000    MILLENNIUM AMER INC SR NT             250,000.000          1,600,000.000          1,850,000.000
60467PAH7 0000000000    MIRANT AMERICAS GENERATIO             740,000.000          3,635,000.000          4,375,000.000
617440201 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                525.043                525.043
617440300 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                143.331                143.331
617440508 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                660.745                660.745
617440755 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                 71.173                 71.173
617440771 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                716.981                716.981
617440813 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                627.605                627.605
617440862 0000000000    MORGAN STANLEY INSTITUTIO                   0.000                626.820                626.820
617440888 0000000000    MORGAN STANLEY INSTITUTIO                   0.000              1,038.430              1,038.430
619908114 0000000000    WTS MOTIENT CORP 144A                  18,450.000             79,050.000             97,500.000
62719NAE1 0000000000    MURRIN MURRIN HLDGS PTY L           1,900,000.000          9,500,000.000         11,400,000.000
62844KAC9 0000000000    MUZAK LLC / MUZAK FIN COR             445,000.000          2,195,000.000          2,640,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
5511682   0000000000    RSL COMMUNICATIONS                         0.00          171,189.33          171,189.33           0.02%
552078AL1 0000000000    LYONDELL CHEMICAL CO SR S            813,050.00        3,959,200.00        4,772,250.00           0.60%
563571AA6 0000000000    MANITOWOC INC EURO SR S              426,009.83                0.00          426,009.83           0.05%
5735998   0000000000    DOLPHIN TELECOM                            0.00            1,001.24            1,001.24           0.00%
57773A110 0000000000    WT MAXCOM TELECOMUNICACIO                  9.25              772.50              781.75           0.00%
57773AAC6 0000000000    MAXCOM TELECOMUNICACIONES            185,000.00        1,531,000.00        1,716,000.00           0.22%
582268AAA 0000000000    MCLEODUSA INC SR NT                  495,000.00        3,391,875.00        3,886,875.00           0.49%
5843396   0000000000    TELE1 EUROPE                               0.00        1,775,510.71        1,775,510.71           0.22%
591689AE4 0000000000    METROMEDIA FIBER NETWORK             601,750.00        3,660,950.00        4,262,700.00           0.54%
5921991   0000000000    NETIA HLDGS                                0.00          608,435.31          608,435.31           0.08%
5923674   0000000000    HUNTSMAN ICI CHEMI                         0.00        3,429,200.98        3,429,200.98           0.43%
594079AA3 0000000000    MICHAEL FOODS INC NEW                810,000.00        4,449,600.00        5,259,600.00           0.66%
5960671   0000000000    PTC INTL FIN II                            0.00        6,664,489.61        6,664,489.61           0.84%
5998995   0000000000    TELEWEST COMMS 9.875% BDS                  0.00        8,773,035.54        8,773,035.54           1.11%
60036NAD3 0000000000    MILLENNIUM AMER INC SR NT            255,000.00        1,632,000.00        1,887,000.00           0.24%
60467PAH7 0000000000    MIRANT AMERICAS GENERATIO            684,436.36        3,345,872.10        4,030,308.46           0.51%
617440201 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            8,106.66            8,106.66           0.00%
617440300 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            1,656.91            1,656.91           0.00%
617440508 0000000000    MORGAN STANLEY INSTITUTIO                  0.00           16,763.10           16,763.10           0.00%
617440755 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            2,807.06            2,807.06           0.00%
617440771 0000000000    MORGAN STANLEY INSTITUTIO                  0.00           15,228.68           15,228.68           0.00%
617440813 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            6,282.33            6,282.33           0.00%
617440862 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            6,493.86            6,493.86           0.00%
617440888 0000000000    MORGAN STANLEY INSTITUTIO                  0.00            7,642.84            7,642.84           0.00%
619908114 0000000000    WTS MOTIENT CORP 144A                    369.00            1,581.00            1,950.00           0.00%
62719NAE1 0000000000    MURRIN MURRIN HLDGS PTY L          1,387,000.00        6,935,000.00        8,322,000.00           1.05%
62844KAC9 0000000000    MUZAK LLC / MUZAK FIN COR            391,600.00        1,931,600.00        2,323,200.00           0.29%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)             Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
629407AF4 0000000000    NTL INC SR DEFERRED CPN             2,875,000.000                  0.000          2,875,000.000
62940NAM4 0000000000    NTL COMMUNICATIONS CORP U           1,020,000.000          3,980,000.000          5,000,000.000
637844AM3 0000000000    NATIONAL STL CORP                   1,300,000.000         11,450,000.000         12,750,000.000
64114DADA 0000000000    NETIA HLDGS II B V GTD SR           1,375,000.000          1,225,000.000          2,600,000.000
64114MADA 0000000000    NETIA HLDGS B V GTD SR NT                   0.000          2,740,000.000          2,740,000.000
65332V400 0000000000    NEXTEL COMMUNICATIONS INC               1,209.991              5,953.000              7,162.991
65332VAJ2 0000000000    NEXTEL COMMUNICATIONS               2,425,000.000         10,155,000.000         12,580,000.000
65332VAV5 0000000000    NEXTEL COMMUNICATIONS INC           1,425,000.000          3,520,000.000          4,945,000.000
65333HAG8 0000000000    NEXTLINK COMMUNICATIONS             2,575,000.000          6,615,000.000          9,190,000.000
65333HAJ2 0000000000    NEXTLINK COMMUNICATIONS               325,000.000          4,785,000.000          5,110,000.000
65333HAKA 0000000000    NEXTLINK COMMUNICATIONS               500,000.000          2,000,000.000          2,500,000.000
65333HAL7 0000000000    NEXTLINK COMMUNICATIONS                     0.000          2,565,000.000          2,565,000.000
65333HAQ6 0000000000    NEXTLINK COMMUNICATIONS I             450,000.000          4,315,000.000          4,765,000.000
65335HAA9 0000000000    NEXTMEDIA OPER INC SR SUB             750,000.000          4,035,000.000          4,785,000.000
65542NAC1 0000000000    NORAMPAC INC SR NT                  1,450,000.000          7,355,000.000          8,805,000.000
65653RAA1 0000000000    NORSKE SKOG CDA LTD SR                      0.000          1,075,000.000          1,075,000.000
67083VAC4 0000000000    OHA AUTO GRANTOR TR 1997                    0.000          2,576,087.730          2,576,087.730
670872AA8 0000000000    OM GROUP INC SR SUB NT                290,000.000          1,550,000.000          1,840,000.000
674608112 0000000000    WTS OCCIDENTE Y CARIBE                 95,000.000             69,370.000            164,370.000
681904AF5 0000000000    OMNICARE INC SR SUB NT                740,000.000          4,155,000.000          4,895,000.000
682735170 0000000000    ONO FIN PLC EQUITY VAL                    850.000              5,450.000              6,300.000
682735AS4 0000000000    ONO FIN PLC US$ NT DTD                850,000.000          5,450,000.000          6,300,000.000
690768BC9 0000000000    OWENS ILL INC SR NT                   575,000.000          1,020,000.000          1,595,000.000
690768BD7 0000000000    OWENS ILL INC SR DEB                1,020,000.000          5,635,000.000          6,655,000.000
690768BF2 0000000000    OWENS ILL INC SR DEB                  755,000.000          3,845,000.000          4,600,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
629407AF4 0000000000    NTL INC SR DEFERRED CPN              805,000.00                0.00          805,000.00           0.10%
62940NAM4 0000000000    NTL COMMUNICATIONS CORP U            357,000.00        1,393,000.00        1,750,000.00           0.22%
637844AM3 0000000000    NATIONAL STL CORP                    455,000.00        3,893,000.00        4,348,000.00           0.55%
64114DADA 0000000000    NETIA HLDGS II B V GTD SR            220,000.00          202,125.00          422,125.00           0.05%
64114MADA 0000000000    NETIA HLDGS B V GTD SR NT                  0.00          452,100.00          452,100.00           0.06%
65332V400 0000000000    NEXTEL COMMUNICATIONS INC            683,644.86        3,393,210.00        4,076,854.86           0.51%
65332VAJ2 0000000000    NEXTEL COMMUNICATIONS              1,855,125.00        7,717,800.00        9,572,925.00           1.21%
65332VAV5 0000000000    NEXTEL COMMUNICATIONS INC          1,125,750.00        2,754,400.00        3,880,150.00           0.49%
65333HAG8 0000000000    NEXTLINK COMMUNICATIONS              270,375.00          694,575.00          964,950.00           0.12%
65333HAJ2 0000000000    NEXTLINK COMMUNICATIONS               39,000.00          574,200.00          613,200.00           0.08%
65333HAKA 0000000000    NEXTLINK COMMUNICATIONS               62,500.00          250,000.00          312,500.00           0.04%
65333HAL7 0000000000    NEXTLINK COMMUNICATIONS                    0.00          205,200.00          205,200.00           0.03%
65333HAQ6 0000000000    NEXTLINK COMMUNICATIONS I             33,750.00          323,625.00          357,375.00           0.05%
65335HAA9 0000000000    NEXTMEDIA OPER INC SR SUB            774,375.00        4,166,137.50        4,940,512.50           0.62%
65542NAC1 0000000000    NORAMPAC INC SR NT                 1,515,250.00        7,685,975.00        9,201,225.00           1.16%
65653RAA1 0000000000    NORSKE SKOG CDA LTD SR                     0.00        1,115,312.50        1,115,312.50           0.14%
67083VAC4 0000000000    OHA AUTO GRANTOR TR 1997                   0.00        1,468,370.01        1,468,370.01           0.19%
670872AA8 0000000000    OM GROUP INC SR SUB NT               290,000.00        1,569,850.00        1,859,850.00           0.23%
674608112 0000000000    WTS OCCIDENTE Y CARIBE                95,000.00          693,700.00          788,700.00           0.10%
681904AF5 0000000000    OMNICARE INC SR SUB NT               765,900.00        4,300,425.00        5,066,325.00           0.64%
682735170 0000000000    ONO FIN PLC EQUITY VAL                 4,250.00           21,800.00           26,050.00           0.00%
682735AS4 0000000000    ONO FIN PLC US$ NT DTD               670,437.50        4,298,687.50        4,969,125.00           0.63%
690768BC9 0000000000    OWENS ILL INC SR NT                  520,375.00          912,900.00        1,433,275.00           0.18%
690768BD7 0000000000    OWENS ILL INC SR DEB                 912,900.00        4,991,175.00        5,904,075.00           0.74%
690768BF2 0000000000    OWENS ILL INC SR DEB                 653,075.00        3,302,925.00        3,956,000.00           0.50%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)             Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
69334TAC2 0000000000    PG&E NATL ENERGY GROUP                570,000.000          3,465,000.000          4,035,000.000
69363VAB3 0000000000    PSI NET INC US$ SR NT                 500,000.000          5,100,000.000          5,600,000.000
69365XAB7 0000000000    PTC INTL FINANCE BV                 1,690,000.000          1,550,000.000          3,240,000.000
694940AC1 0000000000    PACIFICA PAPERS INC SR NT           1,240,000.000          5,085,000.000          6,325,000.000
700690AE0 0000000000    PARK PLACE ENTERTAINMENT              600,000.000          3,445,000.000          4,045,000.000
704231117 0000000000    WTS PAXSON COMMUNICATIONS               1,024.000             34,060.000             35,084.000
704231505 0000000000    PAXSON COMMUNICATIONS COR                  76.040                614.949                690.989
704231604 0000000000    PAXSON JR CRT PIK PFD                      41.700                148.310                190.010
705904AD2 0000000000    PEGASUS COMMUNICATIONS CO             170,000.000            865,000.000          1,035,000.000
705904AJ9 0000000000    PEGASUS COMMUNICATIONS CO              75,000.000            395,000.000            470,000.000
706451AB7 0000000000    PEMEX PROJ FDG MASTER TR              725,000.000          4,285,000.000          5,010,000.000
7117721   0000000000    MANITOWOC CO INC                      120,000.000          2,575,000.000          2,695,000.000
7126017   0000000000    MESSER GRIESHAM HL                    780,000.000          4,340,000.000          5,120,000.000
7138335   0000000000    TELE1 EUROPE B V                      500,000.000          3,000,000.000          3,500,000.000
717265AK8 0000000000    PHELPS DODGE CORP NT                  755,000.000          4,750,000.000          5,505,000.000
718286AP2 0000000000    PHILIPPINES REP GLOBAL BD             305,000.000          1,680,000.000          1,985,000.000
722299AF1 0000000000    PINDO DELI FIN MAURITIUS              900,000.000         13,065,000.000         13,965,000.000
74157K606 0000000000    PRIMEDIA INC PFD EXCHANGE               1,480.000             10,680.000             12,160.000
74157K887 0000000000    PRIMEDIA INC PFD EXCHANGE               2,020.000             12,390.000             14,410.000
74157KAF8 0000000000    PRIMEDIA INC SR NT                  1,235,000.000          7,695,000.000          8,930,000.000
741929AD5 0000000000    PRIMUS TELECOMMUNICATIONS             690,000.000          1,480,000.000          2,170,000.000
741929AF0 0000000000    PRIMUS TELECOMMUNICATIONS             365,000.000          6,305,000.000          6,670,000.000
741929AJ2 0000000000    PRIMUS TELECOMMUNICATIONS             415,000.000          2,780,000.000          3,195,000.000
74437CAB7 0000000000    PSINET INC SR NT                    2,500,000.000         14,205,000.000         16,705,000.000
74819RAB2 0000000000    QUEBECOR MEDIA INC SR               1,095,000.000          6,025,000.000          7,120,000.000
74819RADA 0000000000    QUEBECOR MEDIA INC SR                 400,000.000          1,275,000.000          1,675,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
69334TAC2 0000000000    PG&E NATL ENERGY GROUP               601,007.43        3,635,353.26        4,236,360.69           0.53%
69363VAB3 0000000000    PSI NET INC US$ SR NT                 37,500.00          382,500.00          420,000.00           0.05%
69365XAB7 0000000000    PTC INTL FINANCE BV                1,512,550.00        1,387,250.00        2,899,800.00           0.37%
694940AC1 0000000000    PACIFICA PAPERS INC SR NT          1,333,000.00        5,466,375.00        6,799,375.00           0.86%
700690AE0 0000000000    PARK PLACE ENTERTAINMENT             623,522.40        3,565,588.78        4,189,111.18           0.53%
704231117 0000000000    WTS PAXSON COMMUNICATIONS                256.00            8,515.00            8,771.00           0.00%
704231505 0000000000    PAXSON COMMUNICATIONS COR            646,340.00        5,165,571.60        5,811,911.60           0.73%
704231604 0000000000    PAXSON JR CRT PIK PFD                354,450.00        1,275,466.00        1,629,916.00           0.21%
705904AD2 0000000000    PEGASUS COMMUNICATIONS CO            153,000.00          778,500.00          931,500.00           0.12%
705904AJ9 0000000000    PEGASUS COMMUNICATIONS CO             75,750.00          398,950.00          474,700.00           0.06%
706451AB7 0000000000    PEMEX PROJ FDG MASTER TR             768,500.00        4,542,100.00        5,310,600.00           0.67%
7117721   0000000000    MANITOWOC CO INC                     108,074.08        2,312,587.70        2,420,661.78           0.31%
7126017   0000000000    MESSER GRIESHAM HL                   733,780.19        4,090,677.09        4,824,457.28           0.61%
7138335   0000000000    TELE1 EUROPE B V                     156,047.56          960,336.33        1,116,383.89           0.14%
717265AK8 0000000000    PHELPS DODGE CORP NT                 739,550.44        4,630,708.50        5,370,258.94           0.68%
718286AP2 0000000000    PHILIPPINES REP GLOBAL BD            298,900.00        1,642,200.00        1,941,100.00           0.24%
722299AF1 0000000000    PINDO DELI FIN MAURITIUS             135,000.00        1,959,750.00        2,094,750.00           0.26%
74157K606 0000000000    PRIMEDIA INC PFD EXCHANGE             71,780.00          469,920.00          541,700.00           0.07%
74157K887 0000000000    PRIMEDIA INC PFD EXCHANGE             97,970.00          545,160.00          643,130.00           0.08%
74157KAF8 0000000000    PRIMEDIA INC SR NT                 1,111,500.00        6,925,500.00        8,037,000.00           1.01%
741929AD5 0000000000    PRIMUS TELECOMMUNICATIONS            117,300.00          251,600.00          368,900.00           0.05%
741929AF0 0000000000    PRIMUS TELECOMMUNICATIONS             62,050.00        1,071,850.00        1,133,900.00           0.14%
741929AJ2 0000000000    PRIMUS TELECOMMUNICATIONS             70,550.00          472,600.00          543,150.00           0.07%
74437CAB7 0000000000    PSINET INC SR NT                     187,500.00        1,065,375.00        1,252,875.00           0.16%
74819RAB2 0000000000    QUEBECOR MEDIA INC SR              1,168,912.50        6,431,687.50        7,600,600.00           0.96%
74819RADA 0000000000    QUEBECOR MEDIA INC SR                242,500.00          772,968.75        1,015,468.75           0.13%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)             Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
749361AD3 0000000000    RCN CORP                              750,000.000         14,425,000.000         15,175,000.000
749361AG6 0000000000    RCN CORP SR DISC NT SER             2,265,000.000          5,325,000.000          7,590,000.000
74972EAC2 0000000000    RSL COMMUNICATIONS PLC SR           2,000,000.000          8,495,000.000         10,495,000.000
74972EAD0 0000000000    RSL COMMUNICATIONS PLC SR           1,440,000.000          9,280,000.000         10,720,000.000
74972EAH1 0000000000    RSL COMMUNICATIONS PLC SR             200,000.000          3,945,000.000          4,145,000.000
74972EAK4 0000000000    RSL COMMUNICATIONS PLC                      0.000          4,225,000.000          4,225,000.000
75040PAF5 0000000000    RADIO ONE INC SR SUB                  485,000.000          2,700,000.000          3,185,000.000
760805119 0000000000    WTS REPUBLIC TECHNOLOGIES               1,010.000             51,700.000             52,710.000
760809AF0 0000000000    REPUBLIC TECHNOLOGIES INT           1,010,000.000          5,170,000.000          6,180,000.000
762430AC0 0000000000    RHYTHMS NETCONNECTIONS IN           3,610,000.000         10,720,000.000         14,330,000.000
762430AE6 0000000000    RHYTHMS NETCONNECTIONS IN                   0.000            500,000.000            500,000.000
762430AG1 0000000000    RHYTHMS NETCONNECTIONS IN             415,000.000         12,115,000.000         12,530,000.000
769507AJ3 0000000000    RIVERWOOD INTL CORP SR SU             360,000.000          1,775,000.000          2,135,000.000
781076AC8 0000000000    RSL COMMUNICATIONS LTD /              241,000.000            970,000.000          1,211,000.000
79409PAA3 0000000000    SALEM COMMUNICATIONS HLDG             925,000.000          5,445,000.000          6,370,000.000
803895AB7 0000000000    SATELITES MEXICANOS S A D           1,440,000.000          7,970,000.000          9,410,000.000
808188AE6 0000000000    SCHULER HOMES INC SR NT               945,000.000          6,000,000.000          6,945,000.000
808188AG1 0000000000    SCHULER HOMES INC SR SUB               65,000.000            355,000.000            420,000.000
832248AC2 0000000000    SMITHFIELD FOODS INC SR S           1,580,000.000          7,100,000.000          8,680,000.000
83544Q101 0000000000    SONG NETWORKS HLDG AKTIEB              18,052.000            107,400.000            125,452.000
857689AF0 0000000000    STATION CASINOS INC SR SU             947,625.000            500,000.000          1,447,625.000
857689AH6 0000000000    STATION CASINOS INC SR SU                   0.000          3,055,000.000          3,055,000.000
857689AK9 0000000000    STATION CASINOS INC SR SU             525,000.000          3,750,000.000          4,275,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
749361AD3 0000000000    RCN CORP                             221,250.00        4,255,375.00        4,476,625.00           0.56%
749361AG6 0000000000    RCN CORP SR DISC NT SER              611,550.00        1,437,750.00        2,049,300.00           0.26%
74972EAC2 0000000000    RSL COMMUNICATIONS PLC SR             80,000.00          339,800.00          419,800.00           0.05%
74972EAD0 0000000000    RSL COMMUNICATIONS PLC SR             50,400.00          324,800.00          375,200.00           0.05%
74972EAH1 0000000000    RSL COMMUNICATIONS PLC SR              8,000.00          157,800.00          165,800.00           0.02%
74972EAK4 0000000000    RSL COMMUNICATIONS PLC                     0.00          169,000.00          169,000.00           0.02%
75040PAF5 0000000000    RADIO ONE INC SR SUB                 500,762.50        2,787,750.00        3,288,512.50           0.41%
760805119 0000000000    WTS REPUBLIC TECHNOLOGIES                 10.10              517.00              527.10           0.00%
760809AF0 0000000000    REPUBLIC TECHNOLOGIES INT             65,650.00          336,050.00          401,700.00           0.05%
762430AC0 0000000000    RHYTHMS NETCONNECTIONS IN            433,200.00        1,179,200.00        1,612,400.00           0.20%
762430AE6 0000000000    RHYTHMS NETCONNECTIONS IN                  0.00           75,000.00           75,000.00           0.01%
762430AG1 0000000000    RHYTHMS NETCONNECTIONS IN             33,200.00          787,475.00          820,675.00           0.10%
769507AJ3 0000000000    RIVERWOOD INTL CORP SR SU            365,400.00        1,801,625.00        2,167,025.00           0.27%
781076AC8 0000000000    RSL COMMUNICATIONS LTD /               9,640.00           38,800.00           48,440.00           0.01%
79409PAA3 0000000000    SALEM COMMUNICATIONS HLDG            956,218.75        5,628,768.75        6,584,987.50           0.83%
803895AB7 0000000000    SATELITES MEXICANOS S A D            817,200.00        4,522,975.00        5,340,175.00           0.67%
808188AE6 0000000000    SCHULER HOMES INC SR NT              978,075.00        6,210,000.00        7,188,075.00           0.91%
808188AG1 0000000000    SCHULER HOMES INC SR SUB              67,762.50          370,087.50          437,850.00           0.06%
832248AC2 0000000000    SMITHFIELD FOODS INC SR S          1,548,400.00        6,958,000.00        8,506,400.00           1.07%
83544Q101 0000000000    SONG NETWORKS HLDG AKTIEB             14,802.64           82,698.00           97,500.64           0.01%
857689AF0 0000000000    STATION CASINOS INC SR SU            964,208.44          490,000.00        1,454,208.44           0.18%
857689AH6 0000000000    STATION CASINOS INC SR SU            490,000.00        2,503,900.00        2,993,900.00           0.38%
857689AK9 0000000000    STATION CASINOS INC SR SU            533,531.25        3,810,937.50        4,344,468.75           0.55%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
861642AD8 0000000000    STONE ENERGY CORP SR S                455,000.000          2,250,000.000          2,705,000.000
863572HU0 0000000000    STRUCTURED ASSET SECS                       0.000          6,200,207.370          6,200,207.370
863572HV8 0000000000    STRUCTURED ASSET SECS                       0.000            610,459.130            610,459.130
863572HW6 0000000000    STRUCTURED ASSET SECS                       0.000          1,168,825.560          1,168,825.560
872594114 0000000000    WTS TNP ENTERPRISES INC                 1,075.000              6,945.000              8,020.000
872594403 0000000000    TNP ENTERPRISES INC PFD R               1,211.560              7,791.000              9,002.560
872649BL1 0000000000    TRW INC  NT                           320,000.000          1,975,000.000          2,295,000.000
87944KAC5 0000000000    TELE1 EUROPE B V US                 1,325,000.000          2,105,000.000          3,430,000.000
87944KAJ0 0000000000    TELE1 EUROPE B V EURO SR                    0.000          1,390,000.000          1,390,000.000
87956PAL9 0000000000    TELEWEST COMMUNICATIONS             3,100,000.000          3,170,000.000          6,270,000.000
87971KAC1 0000000000    TEMBEC INDS INC GTD SR              1,460,000.000          7,210,000.000          8,670,000.000
889478AC7 0000000000    TOLL BROS INC SR SUB N              1,475,000.000          7,110,000.000          8,585,000.000
901145AF9 0000000000    TV AZTECA S A DE C V GTD            1,125,000.000          5,290,000.000          6,415,000.000
902917AD5 0000000000    USA WASTE SVCS INC SR NT                    0.000          2,385,000.000          2,385,000.000
902917AF0 0000000000    USA WASTE SVCS INC                    400,000.000          1,545,000.000          1,945,000.000
91086QAF5 0000000000    UNITED MEXICAN STS MED                475,000.000          2,870,000.000          3,345,000.000
911300AC5 0000000000    UNITED PAN EUROPE CUMMUNI           1,720,000.000          7,935,000.000          9,655,000.000
912795JC6 0000000000    UNITED STATES TREASURY BI             200,000.000          1,000,000.000          1,200,000.000
925529AW9 0000000000    VIATEL INC SR STEP CPN BD           1,930,000.000         13,095,000.000         15,025,000.000
927460AB1 0000000000    VINTAGE PETE INC SR SUB N             425,000.000          5,355,000.000          5,780,000.000
927460AD7 0000000000    VINTAGE PETE INC SR SUB               380,000.000            820,000.000          1,200,000.000
927460AF2 0000000000    VINTAGE PETE INC SR SUB               700,000.000                  0.000            700,000.000

===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
861642AD8 0000000000    STONE ENERGY CORP SR S               461,825.00        2,283,750.00        2,745,575.00           0.35%
863572HU0 0000000000    STRUCTURED ASSET SECS                      0.00          366,680.26          366,680.26           0.05%
863572HV8 0000000000    STRUCTURED ASSET SECS                      0.00              360.17              360.17           0.00%
863572HW6 0000000000    STRUCTURED ASSET SECS                      0.00           12,296.04           12,296.04           0.00%
872594114 0000000000    WTS TNP ENTERPRISES INC               32,250.00          208,350.00          240,600.00           0.03%
872594403 0000000000    TNP ENTERPRISES INC PFD R          1,326,658.20        8,336,370.00        9,663,028.20           1.22%
872649BL1 0000000000    TRW INC  NT                          329,567.68        2,026,624.53        2,356,192.21           0.30%
87944KAC5 0000000000    TELE1 EUROPE B V US                  477,000.00          757,800.00        1,234,800.00           0.16%
87944KAJ0 0000000000    TELE1 EUROPE B V EURO SR                   0.00          420,236.06          420,236.06           0.05%
87956PAL9 0000000000    TELEWEST COMMUNICATIONS            1,367,875.00        1,394,800.00        2,762,675.00           0.35%
87971KAC1 0000000000    TEMBEC INDS INC GTD SR             1,511,100.00        7,426,300.00        8,937,400.00           1.13%
889478AC7 0000000000    TOLL BROS INC SR SUB N             1,460,250.00        7,038,900.00        8,499,150.00           1.07%
901145AF9 0000000000    TV AZTECA S A DE C V GTD           1,094,062.50        5,144,525.00        6,238,587.50           0.79%
902917AD5 0000000000    USA WASTE SVCS INC SR NT                   0.00        2,424,464.60        2,424,464.60           0.31%
902917AF0 0000000000    USA WASTE SVCS INC                   379,284.80        1,454,872.43        1,834,157.23           0.23%
91086QAF5 0000000000    UNITED MEXICAN STS MED               492,812.50        2,976,190.00        3,469,002.50           0.44%
911300AC5 0000000000    UNITED PAN EUROPE CUMMUNI            223,600.00        1,031,550.00        1,255,150.00           0.16%
912795JC6 0000000000    UNITED STATES TREASURY BI            198,988.00          999,031.11        1,198,019.11           0.15%
925529AW9 0000000000    VIATEL INC SR STEP CPN BD              2,412.50           16,368.75           18,781.25           0.00%
927460AB1 0000000000    VINTAGE PETE INC SR SUB N            431,375.00        5,435,325.00        5,866,700.00           0.74%
927460AD7 0000000000    VINTAGE PETE INC SR SUB              400,900.00          865,100.00        1,266,000.00           0.16%
927460AF2 0000000000    VINTAGE PETE INC SR SUB              686,000.00                0.00          686,000.00           0.09%

===================================================================================================================================
                                                          MSIF High Yield II     MSIFT High Yield
                                                              Portfolio             Portfolio         Pro-Forma Combined
    Cusip Number        Security Description(f)            Shares/Par Value      Shares/Par Value       Shares/Par Value
    ------------        -----------------------           ------------------     ----------------     ------------------
92929QAR8 0000000000    WMX TECHNOLOGIES INC                  800,000.000                  0.000            800,000.000
94106LAE9 0000000000    WASTE MANAGEMENT INC                1,100,000.000          1,200,000.000          2,300,000.000
94106LAK5 0000000000    WASTE MGMT INC DEL SR NT            1,200,000.000          3,640,000.000          4,840,000.000
975515AX5 0000000000    WINSTAR COMMUNICATIONS IN             500,000.000          2,000,000.000          2,500,000.000
975515AZ0 0000000000    WINSTAR COMMUNICATIONS IN           9,510,000.000         58,455,000.000         67,965,000.000
98375Y114 0000000000    WTS XM SATELLITE RADIO                  8,200.000              4,965.000             13,165.000
98375YAC0 0000000000    XM SATELLITE RADIO INC SR             415,000.000          2,695,000.000          3,110,000.000
983764408 0000000000    XO COMMUNICATIONS INC SR               10,967.005             74,943.245             85,910.250
983764705 0000000000    XO COMMUNICATIONS INC SR                1,580.604              8,878.540             10,459.144
987434AM9 0000000000    YOUNG BROADCASTING INC                850,000.000          4,650,000.000          5,500,000.000
9900032BE 0000000000    MAR 02 5 YEAR T NOTES-CBT*                 20.000               (240.000)              (220.000)
9900032BF 0000000000    MAR 02 10 YEAR T NOTES-CB*               (107.000)              (313.000)              (420.000)
9900091CF 0000000000    SEP 01 10 YEAR T NOTES-CB*                 0.000                105.000                105.000
B238110   0000000000    ESPRIT TELECOM GRP                          0.000          3,265,000.000          3,265,000.000
B238581   0000000000    ESPRIT TELECOM GRP                          0.000          2,607,587.700          2,607,587.700
B285068   0000000000    DANA CORP                             450,000.000          1,125,000.000          1,575,000.000
BOS161ABL 0000000000    JPM CHASE POOLED REPO               2,591,000.000                  0.000          2,591,000.000
BOS161ABQ 0000000000    JPMC POOLED REPO(MAS)1.65                   0.000          5,366,000.000          5,366,000.000
                                                          ---------------      -----------------      -----------------
                        Total Fund                        196,905,655.198      1,085,683,057.974      1,282,588,713.172



===================================================================================================================================
                                                        MSIF High Yield II   MSIFT High Yield
                                                            Portfolio           Portfolio       Pro-Forma Combined
    Cusip Number        Security Description(f)            Market Value        Market Value        Market Value     % of Net Assets
    ------------        -----------------------         ------------------   ----------------   ------------------  ---------------
92929QAR8 0000000000    WMX TECHNOLOGIES INC                 822,232.80                0.00          822,232.80           0.10%
94106LAE9 0000000000    WASTE MANAGEMENT INC               1,108,137.80        1,202,412.00        2,310,549.80           0.29%
94106LAK5 0000000000    WASTE MGMT INC DEL SR NT           1,227,016.80        3,703,889.28        4,930,906.08           0.62%
975515AX5 0000000000    WINSTAR COMMUNICATIONS IN                625.00            2,500.00            3,125.00           0.00%
975515AZ0 0000000000    WINSTAR COMMUNICATIONS IN             11,887.50           73,068.75           84,956.25           0.01%
98375Y114 0000000000    WTS XM SATELLITE RADIO                24,600.00            9,930.00           34,530.00           0.00%
98375YAC0 0000000000    XM SATELLITE RADIO INC SR            328,368.75        2,132,418.75        2,460,787.50           0.31%
983764408 0000000000    XO COMMUNICATIONS INC SR               1,096.70           11,241.49           12,338.19           0.00%
983764705 0000000000    XO COMMUNICATIONS INC SR               1,580.60           13,317.81           14,898.41           0.00%
987434AM9 0000000000    YOUNG BROADCASTING INC               790,500.00        4,324,500.00        5,115,000.00           0.64%
9900032BE 0000000000    MAR 02 5 YEAR T NOTES-CBT*         2,116,562.50      (25,275,000.00)     (23,158,437.50)         -2.92%
9900032BF 0000000000    MAR 02 10 YEAR T NOTES-CB*                 0.00      (43,968,328.13)     (43,968,328.13)         -5.54%
9900091CF 0000000000    SEP 01 10 YEAR T NOTES-CB*                 0.00       11,156,250.00       11,156,250.00           1.41%
B238110   0000000000    ESPRIT TELECOM GRP                         0.00           14,844.03           14,844.03           0.00%
B238581   0000000000    ESPRIT TELECOM GRP                         0.00           23,186.68           23,186.68           0.00%
B285068   0000000000    DANA CORP                            367,157.61          920,322.32        1,287,479.93           0.16%
BOS161ABL 0000000000    JPM CHASE POOLED REPO              2,591,000.00                0.00        2,591,000.00           0.33%
BOS161ABQ 0000000000    JPMC POOLED REPO(MAS)1.65                  0.00        5,366,000.00        5,366,000.00           0.68%
                                                         --------------      --------------     ----------------         ------
                        Total Fund                       132,695,681.52      578,317,130.42      711,012,811.976         89.64%
                                                                                                ----------------
                                                         Total Net Assets                        793,175,829.62


* Total Market Value denoted above is lower than the Statement of Assets and Liabilities due to the inclusion of derivative instruments (futures and swaps) held by MSIFT High Yield Portfolio and the High Yield II Portfolio.

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Statement of Assets & Liabilities
December 31, 2001 (Unaudited)

                                                                      ---------------------------------------------------------
                                                                           MSIF          MSIFT                       Pro Forma
                                                                      High Yield II   High Yield                     Combined
                                                                        Portfolio      Portfolio     Adjustments     Portfolio
                                                                          (000)          (000)          (000)          (000)
                                                                      ---------------------------------------------------------
Assets
Investments, at Cost -- see accompanying Portfolio of Investments       $185,356       $982,266           $0        $1,167,622
                                                                      =========================================================
Investments, at Value                                                    130,870        636,935            0           767,805
Cash                                                                          31           (226)           0              (195)
Interest Receivable                                                        3,657         19,583            0            23,240
Receivable for Investments Sold                                                0          2,911            0             2,911
Receivable for Portfolio Shares Sold                                          (8)         1,001            0               993
Unrealized Appreciation on Forward Foreign Currency Contracts                  7            279                            286
Receivable Due from Investment Advisor                                         0              0            0                 0
Prepaid Expenses                                                               6              6                             12
Other Assets                                                                 134           (18)            0               116
                                                                      ---------------------------------------------------------
Total Assets                                                             134,697        660,471            0           795,168

Liabilities
Payable for Investments Purchased                                              0              0            0                 0
Payable for Futures Variation Margin                                          47            315            0               362
Payable for Portfolio Shares Redeemed                                        303              3            0               306
Payable for Merger Costs                                                       0              0           55  (g)           55
Administrative Fees Payable                                                   24            146            0               170
Blue Sky Fees Payable                                                          0              2            0                 2
Custodian Fees Payable                                                         5              0            0                 5
Directors Compensation Payable                                                17             61            0                78
Investment Advisory Fees Payable                                             123            778            0               901
Other Payables                                                                 1             48            0                49
Professional Fees Payable                                                     23              2            0                25
Rule 12b-1 Fees Payable                                                        7             21            0                28
Shareholder Servicing Fees Payable                                             0              6            0                 6
Shareholder Reporting Expense Payable                                         19            (14)           0                 5
                                                                      ---------------------------------------------------------
Total Liabilities                                                            569          1,368           55             1,992
                                                                      ---------------------------------------------------------
Net Assets                                                              $134,128       $659,103         ($55)         $793,176
                                                                      =========================================================
Net Assets Consist Of:
Paid-In Capital                                                         $205,080     $1,073,826           $0        $1,278,906
Undistributed Net Investment Gain/(Loss)                                    (479)           555          (55)               21
Accumulated Net Realized Gain/(Loss)                                     (16,083)       (70,540)           0           (86,623)
Unrealized Appreciation/(Depreciation) of Investments                    (54,390)      (344,738)           0          (399,128)
                                                                      ---------------------------------------------------------
Net Assets                                                              $134,128       $659,103           $0          $793,176
                                                                      =========================================================
Net Asset Value Per Share -- Institutional Class
Net Assets -- Institutional Class                                       $120,127       $544,947         ($45) (g)     $665,029
Shares Outstanding -- Institutional Class                             16,601,877     96,791,538    4,734,889  (a)  118,128,304
                                                                      ---------------------------------------------------------
Net Asset Value Per Share -- Institutional Class                           $7.24          $5.63            0             $5.63
                                                                      =========================================================
Net Asset Value Per Share -- Investment Class
Net Assets -- Investment Class                                                $0       $ 10,153      $    (1) (g)     $ 10,152
Shares Outstanding -- Investment Class                                         0      1,800,758            0         1,800,758
Net Asset Value Per Share -- Investment Class                         ---------------------------------------------------------
                                                                           $0.00          $5.64            0             $5.64
Net Asset Value Per Share -- Adviser Class                            =========================================================
Net Assets -- Adviser Class                                              $14,002       $104,002           (9) (g)     $117,995
Shares Outstanding -- Adviser Class                                    1,949,223     18,538,414      546,686  (a)   21,034,323
                                                                      ---------------------------------------------------------
Net Asset Value Per Share -- Adviser Class                                 $7.18          $5.61           $0             $5.61
                                                                      =========================================================


 See Notes to Pro Forma Combined Financial Statements

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Statement of Operations
December 31, 2001 (Unaudited)

                                                                         -----------------------------------------------------
                                                                              MSIF         MSIFT                     Pro Forma
                                                                         High Yield II   High Yield                   Combined
                                                                           Portfolio     Portfolio     Adjustments   Portfolio
                                                                             (000)         (000)           (000)        (000)
                                                                         -----------------------------------------------------
Investment Income
Dividends                                                                     $254        $1,905             $0        $2,159
Interest                                                                    15,972       102,085              0       118,057
                                                                         -----------------------------------------------------
Total Investment Income                                                     16,226       103,990              0       120,216
Expenses
Investment Advisory Fees                                                       552         3,943           (926) (b)    3,569
Less: Fees Waived                                                                0             0              0             0
Shareholder Reporting Fees                                                      68            34            (61) (e)       41
Administrative Fees                                                            228           829           (423) (c)      634
Professional Fees                                                               36            59            (31) (e)       64
Custodian Fees                                                                  20             0            (20) (e)        0
Directors' Fees and Expenses                                                     4            14             (1) (e)       17
Rule 12b-1 Fees                                                                 48           155             92  (d)      295
Sharehlder Servicing Fees                                                        0            15              0            15
Registration Fees                                                               36            87            (18) (e)      105
Merger Costs                                                                     0             0             55  (g)       55
Other Expenses                                                                  10            22            (10) (e)       22
                                                                         -----------------------------------------------------
Net Expenses                                                                 1,002         5,158         (1,343)        4,817
                                                                         -----------------------------------------------------
Net Investment Income                                                       15,224        98,832          1,343       115,399

Net Realized Gain/(Loss) on:
Foreign Currency                                                                (6)       (2,113)             0        (2,119)
Futures                                                                       (110)        1,287              0         1,177
Investments Sold                                                            (3,501)      (27,246)             0       (30,747)
                                                                         -----------------------------------------------------
Change in Unrealized Appreciation/(Depreciation) on Foreign Currency
and Investments                                                            (21,470)     (128,834)             0      (150,304)
                                                                         -----------------------------------------------------
Net Realized Gain/(Loss) and Change in Unrealized
Appreciation/(Depreciation)                                                (24,977)     (158,193)             0      (183,170)
                                                                         -----------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations            ($9,753)     ($59,361)        $1,343      ($67,771)
                                                                         =====================================================

              See Notes to Pro Forma Combined Financial Statements

Morgan Stanley Institutional Fund Trust
Pro Forma Combined Notes to Financial Statements
December 31, 2001 (Unaudited)

Pro forma financial information is intended to provide shareholders of MSIF High Yield II Portfolio and MSIFT High Yield Portfolio with information about the impact of the proposed merger by indicating how the merger might have affected the information had the merger been consummated as of December 31, 2001.

The pro forma combined statements of assets and liabilities and of operations as of December 31, 2001 have been prepared to reflect the merger of MSIF High Yield II Portfolio and MSIFT High Yield Portfolio after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by MSIFT High Yield Portfolio of MSIF High Yield II Portfolio and issuance of MSIFT High Yield Portfolio shares in exchange for all of the outstanding shares of MSIF High Yield II Portfolio.

(b) Investment Advisory fees were adjusted to reflect the application of the fee structure for MSIFT High Yield Portfolio (0.45% of average daily net assets).

(c) Administration fees were adjusted to reflect the application of the fee structure for MSIFT High Yield Portfolio (0.08% of average daily net assets).

(d) Rule 12b-1 fees were adjusted to reflect the application of the fee structure for MSIFT High Yield Portfolio (0.25% of Class B average daily net assets).

(e) Certain pro forma basis expenses reflect actual expenses incurred by the individual Portfolios, adjusted to reflect estimated cost savings arising from the merger or, in some cases, additional costs.

(f) No realignment of the portfolio is expected in connection with the merger.

(g) Amount represents 1/3 of the total estimated costs expected to be incurred in connection with the merger.

                                  PROXY CARD

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                          FIXED INCOME III PORTFOLIO

c/o MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby constitutes and appoints RONALD E. ROBISON, STEFANIE V. CHANG and MARY E. MULLIN, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all stock of the Fixed Income III Portfolio held of record by the undersigned on February 19, 2002 at the Special Meeting of Shareholders to be held on May 15, 2002, and at any adjournment thereof. The undersigned hereby revokes any and all proxies with respect to such stock heretofore given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement and Prospectus dated March 25, 2002.

            (CONTINUED AND TO BE SIGNED AND DATED ON REVERSE SIDE.)

                               SEE REVERSE SIDE

[X] Please mark your votes as in this sample.

1. Approval of an Agreement and Plan of Reorganization pursuant to which substantially all of the assets of the Fixed Income III Portfolio will be combined with the assets of the Invesment Grade Fixed Income Portfolio of Morgan Stanley Institutional Fund Trust, in exchange for shares of the Investment Grade Fixed Income Portfolio.

                              FOR  AGAINST ABSTAIN
                              [  ]  [  ]    [  ]

THIS PROXY CARD WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. IF NO DIRECTION IS MADE, THIS PROXY CARD WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE PORTFOLIO AS SET FORTH ABOVE.

PLEASE SIGN EXACTLY AS YOUR NAME APPEARS. WHEN SHARES ARE HELD BY JOINT TENANTS, EACH JOINT TENANT MUST SIGN.

SIGNATURE(S): _______________________..   _____________________________________

DATE: _____________________________________________________________, 2002

When signing as attorney, executor, administrator, trustee, guardian or custodian, please sign full title as such. If a corporation, please sign full corporate name by authorized officer and indicate the signer's office. If a partnership, please sign in partnership name.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

MARK HERE FOR ADDRESS CHANGE AND NOTE BELOW [      ]

                                  PROXY CARD

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                            HIGH YIELD II PORTFOLIO

c/o MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby constitutes and appoints RONALD E. ROBISON, STEFANIE V. CHANG and MARY E. MULLIN, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all stock of the High Yield II Portfolio held of record by the undersigned on February 19, 2002 at the Special Meeting of Shareholders to be held on May 15, 2002, and at any adjournment thereof. The undersigned hereby revokes any and all proxies with respect to such stock heretofore given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement and Prospectus dated March 25, 2002.

            (CONTINUED AND TO BE SIGNED AND DATED ON REVERSE SIDE.)

                               SEE REVERSE SIDE

[X] Please mark your votes as in this sample.

1. Approval of an Agreement and Plan of Reorganization pursuant to which substantially all of the assets of the High Yield II Portfolio will be combined with the assets of the High Yield Portfolio of Morgan Stanley Institutional Fund Trust, in exchange for shares of the High Yield Portfolio.

                              FOR  AGAINST ABSTAIN
                              [  ]  [  ]    [  ]

THIS PROXY CARD WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. IF NO DIRECTION IS MADE, THIS PROXY CARD WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE PORTFOLIO AS SET FORTH ABOVE.

PLEASE SIGN EXACTLY AS YOUR NAME APPEARS. WHEN SHARES ARE HELD BY JOINT TENANTS, EACH JOINT TENANT MUST SIGN.

SIGNATURE(S): _______________________..   _____________________________________

DATE: _____________________________________________________________, 2002

When signing as attorney, executor, administrator, trustee, guardian or custodian, please sign full title as such. If a corporation, please sign full corporate name by authorized officer and indicate the signer's office. If a partnership, please sign in partnership name.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

MARK HERE FOR ADDRESS CHANGE AND NOTE BELOW [  ]

                                  PROXY CARD

                    MORGAN STANLEY INSTITUTIONAL FUND TRUST
                    SPECIAL PURPOSE FIXED INCOME PORTFOLIO

c/o MORGAN STANLEY INVESTMENTS LP
100 Front Street,
Suite 1100, P.O. Box 868
West Conshohocken, PA
19428-0868

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby constitutes and appoints RONALD E. ROBISON, STEFANIE V. CHANG and MARY E. MULLIN, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of beneficial interest of the Special Purpose Fixed Income Portfolio held of record by the undersigned on February 19, 2002 at the Special Meeting of Shareholders to be held on May 15, 2002, and at any adjournment thereof. The undersigned hereby revokes any and all proxies with respect to such shares of beneficial interest heretofore given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement and Prospectus dated March 25, 2002.

            (CONTINUED AND TO BE SIGNED AND DATED ON REVERSE SIDE.)

                               SEE REVERSE SIDE

[X] Please mark your votes as in this sample.

1. Approval of an Agreement and Plan of Reorganization pursuant to which substantially all of the assets of the Special Purpose Fixed Income Portfolio will be combined with the assets of the Core Plus Fixed Income Portfolio of Morgan Stanley Institutional Fund Trust, in exchange for shares of the Core Plus Fixed Income Portfolio.

                              FOR  AGAINST ABSTAIN
                              [  ]  [  ]    [  ]

THIS PROXY CARD WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. IF NO DIRECTION IS MADE, THIS PROXY CARD WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE PORTFOLIO SET FORTH ABOVE.

PLEASE SIGN EXACTLY AS YOUR NAME APPEARS. WHEN SHARES ARE HELD BY JOINT TENANTS, EACH JOINT TENANT MUST SIGN.

SIGNATURE(S): _______________________     _____________________________________

DATE: _____________________________________________________________, 2002

When signing as attorney, executor, administrator, trustee, guardian or custodian, please sign full title as such. If a corporation, please sign full corporate name by authorized officer and indicate the signer's office. If a partnership, please sign in partnership name.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

MARK HERE FOR ADDRESS CHANGE AND NOTE BELOW [  ]